UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.6%
9,271	*	BorgWarner, Inc	$781,916

		TOTAL AUTOMOBILES & COMPONENTS	781,916

CAPITAL GOODS - 9.0%
12,639		Boeing Co	939,962
8,622		Caterpillar, Inc	918,415
10,209		Honeywell International, Inc	623,260
888	*	Jacobs Engineering Group, Inc	39,401
4,988		Precision Castparts Corp	862,425
5,791		Roper Industries, Inc	574,236
4,660		Stanley Works	358,634

		TOTAL CAPITAL GOODS	4,316,333

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
15,838	*	Nielsen Holdings NV	477,358
1,564		Robert Half International, Inc	47,389
6,290	*	Verisk Analytics, Inc	295,441

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	820,188

CONSUMER DURABLES & APPAREL - 4.5%
13,291		Burberry Group plc	318,642
6,127		Coach, Inc	473,494
1,818	*	Fossil, Inc	239,940
7,209		Nike, Inc (Class B)	781,744
2,086		Ralph Lauren Corp	363,652

		TOTAL CONSUMER DURABLES & APPAREL	2,177,472

CONSUMER SERVICES - 5.4%
961	*	Chipotle Mexican Grill, Inc (Class A)	401,698
10,773		Las Vegas Sands Corp	620,202
9,156	*	Orient-Express Hotels Ltd (Class A)	93,391
17,540		Starbucks Corp	980,311
6,757		Yum! Brands, Inc	480,963

		TOTAL CONSUMER SERVICES	2,576,565

DIVERSIFIED FINANCIALS - 3.4%
5,984		American Express Co	346,234
30,717		Blackstone Group LP	489,629
1,975		Goldman Sachs Group, Inc	245,631
3,273	*	IntercontinentalExchange, Inc	449,776
2,735		Moody’s Corp	115,143

		TOTAL DIVERSIFIED FINANCIALS	1,646,413

ENERGY - 4.3%
5,212		Anadarko Petroleum Corp	408,308
5,248		Cenovus Energy, Inc	188,613
4,152	*	Concho Resources, Inc	423,836
11,702		National Oilwell Varco, Inc	929,958
3,652		Suncor Energy, Inc	119,323

		TOTAL ENERGY	2,070,038

FOOD & STAPLES RETAILING - 0.7%
3,941		Costco Wholesale Corp	357,843

		TOTAL FOOD & STAPLES RETAILING	357,843

FOOD, BEVERAGE & TOBACCO - 1.7%
4,109		Mead Johnson Nutrition Co	338,910
5,454		Philip Morris International, Inc	483,279

		TOTAL FOOD, BEVERAGE & TOBACCO	822,189

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
7,263	*	Cerner Corp	$553,150
1,340	*	Intuitive Surgical, Inc	725,945

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,279,095

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
11,593		Estee Lauder Cos (Class A)	718,070
5,356		Herbalife Ltd	368,600

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,086,670

MATERIALS - 3.8%
7,772		Ecolab, Inc	479,688
16,961		Monsanto Co	1,352,809

		TOTAL MATERIALS	1,832,497

MEDIA - 3.6%
15,900		Comcast Corp (Class A)	477,159
1,981	*	DIRECTV	97,743
10,447	*	Discovery Communications, Inc (Class A)	528,618
14,450		Walt Disney Co	632,621

		TOTAL MEDIA	1,736,141

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
10,616		Agilent Technologies, Inc	472,518
7,899	*	Alexion Pharmaceuticals, Inc	733,501
1,574	*	Alkermes PLC	29,198
9,384		Allergan, Inc	895,515
4,676	*	Biogen Idec, Inc	589,036
3,482		Biovail Corp	186,949
12,851	*	Gilead Sciences, Inc	627,771
6,155	*,e	Illumina, Inc	323,815
2,985	e	Novo Nordisk AS (Class B)	414,496

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,272,799

REAL ESTATE - 0.7%
5,338		American Tower Corp	336,401

		TOTAL REAL ESTATE	336,401

RETAILING - 6.9%
10,753	*	Amazon.com, Inc	2,177,590
3,101		Foot Locker, Inc	96,286
2,408		GNC Holdings, Inc	84,015
9,709		Home Depot, Inc	488,460
641	*	Priceline.com, Inc	459,917

		TOTAL RETAILING	3,306,268

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
6,387		Avago Technologies Ltd	248,901
13,110		Texas Instruments, Inc	440,627

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	689,528

SOFTWARE & SERVICES - 24.3%
14,141	*	Adobe Systems, Inc	485,178
4,573	*	Autodesk, Inc	193,529
3,291	*	Baidu, Inc (ADR)	479,729
3,130	*	Cognizant Technology Solutions Corp (Class A)	240,854
6,288	*	eBay, Inc	231,964
2,935	*	Google, Inc (Class A)	1,882,040
7,600	*,e	Gree, Inc	191,487
29,370		Intuit, Inc	1,766,018
882		Mastercard, Inc (Class A)	370,916
49,318		Microsoft Corp	1,590,505
17,483	*	Nuance Communications, Inc	447,215
2,060	*	Rackspace Hosting, Inc	119,047
11,511	*	Red Hat, Inc	689,394
3,756	*	Salesforce.com, Inc	580,340
6,659		SAP AG.	465,102

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

3,791	*	TIBCO Software, Inc	$115,626
9,866		Visa, Inc (Class A)	1,164,188
5,794	*	VMware, Inc (Class A)	651,072
4,707	*	Zynga, Inc	61,897

		TOTAL SOFTWARE & SERVICES	11,726,101

TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
5,295	*	Apple, Inc	3,174,194
24,128	*	EMC Corp	720,944
21,924	*	Juniper Networks, Inc	501,621
15,331		Qualcomm, Inc	1,042,815

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,439,574

TRANSPORTATION - 1.0%
6,943		CSX Corp	149,413
3,900		FedEx Corp	358,644

		TOTAL TRANSPORTATION	508,057

		TOTAL COMMON STOCKS (Cost $39,458,919)	47,782,088

SHORT-TERM INVESTMENTS - 1.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
673,157	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	673,157

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	673,157

		TOTAL SHORT-TERM INVESTMENTS (Cost $673,157)	673,157

		TOTAL INVESTMENTS - 100.6% (Cost $40,132,076)	48,455,245
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(306,631)

		NET ASSETS - 100.0%	$48,148,614

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $645,515.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.9%
2,707	*	BorgWarner, Inc	$228,308
46,152		Ford Motor Co	576,439

		TOTAL AUTOMOBILES & COMPONENTS	804,747

BANKS - 3.6%
13,234		Fifth Third Bancorp	185,938
22,625		Regions Financial Corp	149,099
7,903		TCF Financial Corp	93,967
31,677		US Bancorp	1,003,527
53,518		Wells Fargo & Co	1,827,104

		TOTAL BANKS	3,259,635

CAPITAL GOODS - 8.2%
4,398		Ametek, Inc	213,347
6,074		Boeing Co	451,723
6,834		Caterpillar, Inc	727,958
11,421		Eaton Corp	569,108
58,396		General Electric Co	1,172,008
17,430		Honeywell International, Inc	1,064,102
8,177		KBR, Inc	290,692
5,415	*	Owens Corning, Inc	195,103
3,502		Precision Castparts Corp	605,496
5,767		Roper Industries, Inc	571,856
1,860		SPX Corp	144,206
4,918		Stanley Works	378,489
4,287	*	Teledyne Technologies, Inc	270,295
6,476		Textron, Inc	180,227
8,280		Tyco International Ltd	465,170

		TOTAL CAPITAL GOODS	7,299,780

CONSUMER DURABLES & APPAREL - 1.6%
15,402		DR Horton, Inc	233,648
2,175	*,e	Garmin Ltd	102,116
6,702		Jarden Corp	269,622
1,263	*,e	Lululemon Athletica, Inc	94,321
4,038	*	Tempur-Pedic International, Inc	340,928
1,477	*	Under Armour, Inc (Class A)	138,838
1,984		VF Corp	289,624

		TOTAL CONSUMER DURABLES & APPAREL	1,469,097

CONSUMER SERVICES - 3.0%
850	*	Chipotle Mexican Grill, Inc (Class A)	355,300
7,251		Las Vegas Sands Corp	417,440
4,437		McDonald’s Corp	435,270
6,931		Royal Caribbean Cruises Ltd	203,979
13,494		Starbucks Corp	754,180
7,086		Yum! Brands, Inc	504,381

		TOTAL CONSUMER SERVICES	2,670,550

DIVERSIFIED FINANCIALS - 6.2%
10,061		American Express Co	582,129
5,413		Ameriprise Financial, Inc	309,245
75,622		Bank of America Corp	723,702
28,601		Blackstone Group LP	455,900
10,285		Citigroup, Inc	375,917
22,050		Discover Financial Services	735,147
4,841		Goldman Sachs Group, Inc	602,075
2,769	*	IntercontinentalExchange, Inc	380,516
11,812		Janus Capital Group, Inc	105,245
21,420		JPMorgan Chase & Co	984,892
18,930		SLM Corp	298,337

		TOTAL DIVERSIFIED FINANCIALS	5,553,105

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 10.1%
11,240		Anadarko Petroleum Corp	$880,541
9,652		Cenovus Energy, Inc	346,893
16,274		Chevron Corp	1,745,224
4,188	*	Cobalt International Energy, Inc	125,766
2,488	*	Concho Resources, Inc	253,975
18,615		El Paso Corp	550,073
11,778		Ensco International plc (ADR)	623,410
28,724		Exxon Mobil Corp	2,491,232
12,451		Marathon Oil Corp	394,697
4,742		National Oilwell Varco, Inc	376,847
11,916		Occidental Petroleum Corp	1,134,761
2,325		Transocean Ltd	127,177

		TOTAL ENERGY	9,050,596

FOOD & STAPLES RETAILING - 2.3%
6,280		Costco Wholesale Corp	570,224
49,714	*	Rite Aid Corp	86,503
15,523		Walgreen Co	519,865
5,221		Wal-Mart Stores, Inc	319,525
6,495		Whole Foods Market, Inc	540,384

		TOTAL FOOD & STAPLES RETAILING	2,036,501

FOOD, BEVERAGE & TOBACCO - 7.6%
2,336	*	Annie’s, Inc	81,386
25,494		Coca-Cola Co	1,886,811
11,455		Coca-Cola Enterprises, Inc	327,613
7,133		Corn Products International, Inc	411,218
10,448		Hershey Co	640,776
5,153		Lorillard, Inc	667,211
3,357		Mead Johnson Nutrition Co	276,885
7,286	*	Monster Beverage Corp	452,388
20,656		Philip Morris International, Inc	1,830,328
2,099		Remy Cointreau S.A.	213,275

		TOTAL FOOD, BEVERAGE & TOBACCO	6,787,891

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
13,157		Aetna, Inc	659,955
10,471		Baxter International, Inc	625,956
14,006		Cardinal Health, Inc	603,799
3,958	*	Cerner Corp	301,442
7,732	*	Express Scripts, Inc	418,920
3,945	*	SXC Health Solutions Corp	295,717

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,905,789

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
4,276		Colgate-Palmolive Co	418,107
9,925		Estee Lauder Cos (Class A)	614,755
4,720		Herbalife Ltd	324,830
14,910		Procter & Gamble Co	1,002,101

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,359,793

INSURANCE - 2.5%
12,277		ACE Ltd	898,676
15,210		Marsh & McLennan Cos, Inc	498,736
13,395		Prudential Financial, Inc	849,109

		TOTAL INSURANCE	2,246,521

MATERIALS - 2.8%
2,513		Airgas, Inc	223,582
7,007		Cytec Industries, Inc	425,955
9,759		Du Pont (E.I.) de Nemours & Co	516,251
542		FMC Corp	57,376
6,364		LyondellBasell Industries AF S.C.A	277,789
8,850		Monsanto Co	705,876
5,412		Southern Copper Corp (NY)	171,615
2,299	*	WR Grace & Co	132,882

		TOTAL MATERIALS	2,511,326

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MEDIA - 2.5%
9,974		CBS Corp (Class B)	$338,218
26,401		Comcast Corp (Class A)	792,294
12,243		DISH Network Corp (Class A)	403,162
14,087		Viacom, Inc (Class B)	668,569

		TOTAL MEDIA	2,202,243

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
14,133		Abbott Laboratories	866,212
4,472	*	Alexion Pharmaceuticals, Inc	415,270
6,365		Allergan, Inc	607,412
3,951	*	AVEO Pharmaceuticals, Inc	49,032
6,060		Bayer AG.	426,193
5,154	*	Biogen Idec, Inc	649,249
5,895	*	BioMarin Pharmaceuticals, Inc	201,904
11,221	*	Biovail Corp	602,455
15,531	*	Gilead Sciences, Inc	758,689
2,195	*	Mettler-Toledo International, Inc	405,526
25,691	*	Mylan Laboratories, Inc	602,454
1,549		Novo Nordisk AS (Class B)	215,093
90,317		Pfizer, Inc	2,046,583
10,340		Shire Ltd	330,843
8,113		Teva Pharmaceutical Industries Ltd (ADR)	365,572
4,953	*	Watson Pharmaceuticals, Inc	332,148

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,874,635

REAL ESTATE - 1.1%
10,719		American Tower Corp	675,511
12,178		Weyerhaeuser Co	266,942

		TOTAL REAL ESTATE	942,453

RETAILING - 4.5%
1,699	*	Amazon.com, Inc	344,065
1,746	*	Children’s Place Retail Stores, Inc	90,216
18,950		Foot Locker, Inc	588,398
21,724		Home Depot, Inc	1,092,934
16,288		Macy’s, Inc	647,122
3,661		Tiffany & Co	253,085
15,837		TJX Companies, Inc	628,887
3,842		Tractor Supply Co	347,932

		TOTAL RETAILING	3,992,639

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
23,390		ARM Holdings plc	220,673
12,484		Avago Technologies Ltd	486,501
16,901	*	Imagination Technologies Group plc	184,901
19,310		Intel Corp	542,804
10,146	*	Micron Technology, Inc	82,183
31,085	*	ON Semiconductor Corp	280,076

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,797,138

SOFTWARE & SERVICES - 9.5%
9,574	*	Aspen Technology, Inc	196,554
13,243	*	BMC Software, Inc	531,839
8,054	*	eBay, Inc	297,112
15,048	*	Electronic Arts, Inc	247,991
1,701	*	Equinix, Inc	267,822
4,323		Fidelity National Information Services, Inc	143,178
12,587	*	GameLoft	78,303
1,433	*	Google, Inc (Class A)	918,897
8,998		IAC/InterActiveCorp	441,712
4,604		International Business Machines Corp	960,625
1,984	*	LinkedIn Corp	202,348
4,861	*	Micros Systems, Inc	268,765
39,934		Microsoft Corp	1,287,871
32,997		Oracle Corp	962,193
3,962	*	Red Hat, Inc	237,284
45,815	*	Symantec Corp	856,740
4,399	*	VeriFone Systems, Inc	228,176
2,772	*	VMware, Inc (Class A)	311,490

		TOTAL SOFTWARE & SERVICES	8,438,900

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
7,109	*	Apple, Inc	$4,261,632
51,263		Cisco Systems, Inc	1,084,212
537	*	Comverse Technology, Inc	3,689
21,234	*	EMC Corp	634,472
3,915	*,e	Fusion-io, Inc	111,225
14,650		Hewlett-Packard Co	349,110
31,048	*	JDS Uniphase Corp	449,886
3,997	*	Juniper Networks, Inc	91,451
5,914		Motorola, Inc	300,609
4,846	*	NetApp, Inc	216,955
21,281		Qualcomm, Inc	1,447,534

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,950,775

TELECOMMUNICATION SERVICES - 1.1%
30,062		AT&T, Inc	938,836
3,619	*	Level 3 Communications, Inc	93,117

		TOTAL TELECOMMUNICATION SERVICES	1,031,953

TRANSPORTATION - 1.8%
18,485		CSX Corp	397,797
3,905	*	Kansas City Southern Industries, Inc	279,950
4,570	*	Old Dominion Freight Line	217,852
8,753		United Parcel Service, Inc (Class B)	706,542

		TOTAL TRANSPORTATION	1,602,141

UTILITIES - 2.0%
7,045		American Water Works Co, Inc	239,741
12,863	*	Calpine Corp	221,372
11,973		Edison International	508,972
4,475		Exelon Corp	175,465
11,840		NiSource, Inc	288,304
23,245		NV Energy, Inc	374,709

		TOTAL UTILITIES	1,808,563

		TOTAL COMMON STOCKS (Cost $74,152,984)	88,596,771

SHORT-TERM INVESTMENTS - 0.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
234,582	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	234,582

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	234,582

		TOTAL SHORT-TERM INVESTMENTS (Cost $234,582)	234,582

		TOTAL INVESTMENTS - 99.4% (Cost $74,387,566)	88,831,353
		OTHER ASSETS & LIABILITIES, NET - 0.6%	509,218

		NET ASSETS - 100.0%	$89,340,571

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $229,051.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%
FRANCE - 2.4%
8,082		BNP Paribas	$384,462
32,611		Compagnie de Saint-Gobain	1,455,004
13,873		Edenred	417,559

		TOTAL FRANCE	2,257,025

GERMANY - 18.9%
81,028		Bayer AG.	5,698,605
13,142		Beiersdorf AG.	857,395
61,697		Henkel KGaA (Preference)	4,521,376
45,082		Lanxess AG.	3,723,462
18,316		Merck KGaA	2,026,846
21,927		Rheinmetall AG.	1,298,281

		TOTAL GERMANY	18,125,965

HONG KONG - 4.7%
1,870,000	e	Li & Fung Ltd	4,279,606
292,000		Trinity Ltd	240,266

		TOTAL HONG KONG	4,519,872

INDIA - 3.8%
269,994		DLF Ltd	1,068,894
252,050		HDFC Bank Ltd	2,569,153

		TOTAL INDIA	3,638,047

IRELAND - 0.3%
29,398	*	Smurfit Kappa Group plc	268,126

		TOTAL IRELAND	268,126

ITALY - 0.3%
5,494		Saipem S.p.A.	283,850

		TOTAL ITALY	283,850

JAPAN - 14.2%
19,770		Canon, Inc	945,719
19,800	e	Daikin Industries Ltd	543,229
18,622	e	Denso Corp	629,217
850	e	Fanuc Ltd	152,248
4,100	e	Fast Retailing Co Ltd	940,669
238,000	e	Hitachi Ltd	1,539,844
15,200		JS Group Corp	319,996
32,300		JTEKT Corp	390,991
2,703	e	Kao Corp	71,278
2,180	e	Komatsu Ltd	62,685
10,900		Konami Corp	312,148
2,293	e	Mitsubishi Corp	53,661
16,016	e	Mitsubishi Electric Corp	143,016
24,000	e	Mitsubishi Heavy Industries Ltd	116,943
82,953	e	Mitsubishi UFJ Financial Group, Inc	416,288
7,000	e	Mitsui Trust Holdings, Inc	22,544
3,900	e	Nintendo Co Ltd	592,351
850		Nitto Denko Corp	34,662
2,250	e	NOK Corp	49,553
4,153	e	Nomura Holdings, Inc	18,511
45,150	e	Shin-Etsu Chemical Co Ltd	2,627,270
2,050	e	Sony Corp	42,882
4,750	e	Sumitomo Corp	69,049
3,200	e	Sumitomo Metal Mining Co Ltd	45,381
3,000		Suruga Bank Ltd	30,784
399,500	e	Teijin Ltd	1,350,956
34,900	*,e	Toyota Motor Corp	1,518,571
3,600	e	United Arrows Ltd	75,523

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

46,000	e	Ushio, Inc	$651,627

		TOTAL JAPAN	13,767,596

NETHERLANDS - 0.1%
1,056		Royal Dutch Shell plc (A Shares)	36,935

		TOTAL NETHERLANDS	36,935

SWEDEN - 5.1%
64,370		Assa Abloy AB (Class B)	2,016,631
118,342		SKF AB (B Shares)	2,888,472

		TOTAL SWEDEN	4,905,103

SWITZERLAND - 15.0%
66,637		Adecco S.A.	3,490,186
3,390		Burckhardt Compression Holding AG.	928,833
262,070	*	Clariant AG.	3,615,054
4,160		Credit Suisse Group	118,567
762		Givaudan S.A.	734,345
5,167		Nestle S.A.	325,090
16,694		Swatch Group AG. Reg	1,339,432
24,395		Tecan Group AG.	1,797,128
145,403	*	UBS AG. (Switzerland)	2,037,788

		TOTAL SWITZERLAND	14,386,423

TAIWAN - 1.3%
201,000		Advanced Semiconductor Engineering, Inc	203,988
228,000		Formosa Plastics Corp	673,100
34,000		Richtek Technology Corp	211,044
509,000		Yageo Corp	153,527

		TOTAL TAIWAN	1,241,659

UNITED KINGDOM - 32.0%
8,718	*	Afren plc	18,639
627,219		Barclays plc	2,363,648
21,175		BG Group plc	490,978
136,267		Carnival plc	4,354,968
131,198		Compass Group plc	1,375,419
258,577		Filtrona plc	1,966,199
1,637,860		Man Group plc	3,537,114
36,376		Petrofac Ltd	1,013,739
79,948		Reckitt Benckiser Group plc	4,523,299
286,129		Reed Elsevier plc	2,536,233
3,795	*	Rockhopper Exploration plc	19,955
181,791		Smiths Group plc	3,059,832
89,537		Tullow Oil plc	2,188,430
86,440		Wolseley plc	3,302,603

		TOTAL UNITED KINGDOM	30,751,056

		TOTAL COMMON STOCKS (Cost $94,370,262)	94,181,657

SHORT-TERM INVESTMENTS - 11.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.6%
11,153,692	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	11,153,692

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,153,692

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,153,692)	11,153,692

		TOTAL INVESTMENTS - 109.7% (Cost $105,523,954)	105,335,349
		OTHER ASSETS & LIABILITIES, NET - (9.7)%	(9,349,450)

		NET ASSETS - 100.0%	$95,985,899

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $10,539,629.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (Unaudited)

March 31, 2012

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$21,360,846	22.3%
CONSUMER DISCRETIONARY	17,382,339	18.1
MATERIALS	15,038,555	15.7
FINANCIALS	12,567,753	13.1
SHORT-TERM INVESTMENTS	11,153,692	11.6
CONSUMER STAPLES	10,298,438	10.7
HEALTH CARE	9,522,579	9.9
ENERGY	4,052,526	4.2
INFORMATION TECHNOLOGY	3,958,621	4.1
OTHER ASSETS & LIABILITIES, NET	(9,349,450)	(9.7)

NET ASSETS	$95,985,899	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.2%
15,922	*	American Axle & Manufacturing Holdings, Inc	$186,447
20,729		Ford Motor Co	258,905
13,889	e	Peugeot S.A.	223,805
3,280	*	Visteon Corp	173,840

		TOTAL AUTOMOBILES & COMPONENTS	842,997

BANKS - 6.2%
3,320		BB&T Corp	104,215
107,000		BOC Hong Kong Holdings Ltd	295,269
7,709		Fifth Third Bancorp	108,311
12,161		First Horizon National Corp	126,231
51,208		Huntington Bancshares, Inc	330,292
23,988		Regions Financial Corp	158,081
4,329		SunTrust Banks, Inc	104,632
17,427		TCF Financial Corp	207,207
27,474		US Bancorp	870,376
56,260		Wells Fargo & Co	1,920,716

		TOTAL BANKS	4,225,330

CAPITAL GOODS - 8.1%
8,551		Boeing Co	635,938
14,345	e	CAE, Inc	147,125
80,397		General Electric Co	1,613,568
8,087		Honeywell International, Inc	493,711
7,972		Ingersoll-Rand plc	329,642
6,887		KBR, Inc	244,833
1,650		L-3 Communications Holdings, Inc	116,770
35,173		Masco Corp	470,263
6,112		SPX Corp	473,864
9,835		Textron, Inc	273,708
13,117		Tyco International Ltd	736,913

		TOTAL CAPITAL GOODS	5,536,335

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
8,359		Edenred	251,595

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	251,595

CONSUMER DURABLES & APPAREL - 1.2%
8,950		Jarden Corp	360,059
49,733	*	Pulte Homes, Inc	440,137

		TOTAL CONSUMER DURABLES & APPAREL	800,196

CONSUMER SERVICES - 0.9%
2,897		Darden Restaurants, Inc	148,210
4,715		Las Vegas Sands Corp	271,443
21,005	*	Orient-Express Hotels Ltd (Class A)	214,251

		TOTAL CONSUMER SERVICES	633,904

DIVERSIFIED FINANCIALS - 7.8%
9,349		Apollo Management LP	133,504
141,942		Bank of America Corp	1,358,385
24,948		Blackstone Group LP	397,671
23,968		Citigroup, Inc	876,030
4,546		Discover Financial Services	151,564
4,378		Goldman Sachs Group, Inc	544,492
19,661		Janus Capital Group, Inc	175,180
16,893		JPMorgan Chase & Co	776,740
20,805		Morgan Stanley	408,610
3,123		State Street Corp	142,096
23,750	*	UBS A.G.	332,975

		TOTAL DIVERSIFIED FINANCIALS	5,297,247

ENERGY - 10.8%
8,358		Anadarko Petroleum Corp	654,766
4,233		Cabot Oil & Gas Corp	131,943
6,502		Cenovus Energy, Inc	233,682
15,870		Chevron Corp	1,701,899

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

13,411	*	Cobalt International Energy, Inc	$402,732
1,661	*	Concho Resources, Inc	169,555
2,174		ConocoPhillips	165,246
5,156	e	Crescent Point Energy Corp	221,965
8,721		Energy Transfer Partners LP	409,102
1,067		Equitable Resources, Inc	51,440
13,505	e	EXCO Resources, Inc	89,538
2,272		Exxon Mobil Corp	197,051
2,651		Hess Corp	156,276
5,313		Marathon Oil Corp	168,422
3,655		Marathon Petroleum Corp	158,481
19,068	*	Matador Resources Co	208,795
10,842	*	Nabors Industries Ltd	189,627
7,275		Occidental Petroleum Corp	692,798
4,774	*	Southwestern Energy Co	146,084
290		Spectra Energy Corp	9,149
7,335		Transocean Ltd	401,224
39,515	*	Weatherford International Ltd	596,281
6,073		Williams Cos, Inc	187,109

		TOTAL ENERGY	7,343,165

FOOD & STAPLES RETAILING - 0.8%
3,130		CVS Corp	140,224
11,649		Walgreen Co	390,125

		TOTAL FOOD & STAPLES RETAILING	530,349

FOOD, BEVERAGE & TOBACCO - 4.8%
13,373		Altria Group, Inc	412,825
1,860		Anheuser-Busch InBev NV (ADR)	135,259
12,386	e	Consumer Staples Select Sector SPDR Fund	422,115
4,017		General Mills, Inc	158,471
15,759		Kraft Foods, Inc (Class A)	598,999
3,013		Lorillard, Inc	390,123
1,631		Mead Johnson Nutrition Co	134,525
4,990		PepsiCo, Inc	331,087
1,550		Philip Morris International, Inc	137,345
4,323	*	Ralcorp Holdings, Inc	320,291
2,344		Remy Cointreau S.A.	238,169

		TOTAL FOOD, BEVERAGE & TOBACCO	3,279,209

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
4,226		Baxter International, Inc	252,630
27,845	*	Boston Scientific Corp	166,513
1,569	*	Catalyst Health Solutions, Inc	99,992
4,351		Cigna Corp	214,287
12,185	*	Hologic, Inc	262,587
2,051	*	SXC Health Solutions Corp	153,743
14,636		UnitedHealth Group, Inc	862,646
1,878		WellPoint, Inc	138,596

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,150,994

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
22,752		Procter & Gamble Co	1,529,162

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,529,162

INSURANCE - 6.6%
7,336		ACE Ltd	536,995
8,800		Allstate Corp	289,696
3,474		AON Corp	170,435
2	*	Berkshire Hathaway, Inc	243,800
4,315	*	Berkshire Hathaway, Inc (Class B)	350,162
1,959		Everest Re Group Ltd	181,247
4,829		Hartford Financial Services Group, Inc	101,795
12,965		Marsh & McLennan Cos, Inc	425,122
1,805		Max Capital Group Ltd	41,479
13,214		Metlife, Inc	493,543
1,700		PartnerRe Ltd	115,413
5,889		Principal Financial Group	173,784
8,946		Prudential Financial, Inc	567,087
1,956		RenaissanceRe Holdings Ltd	148,128

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

7,787		Travelers Cos, Inc	$460,990
9,908		XL Capital Ltd	214,905

		TOTAL INSURANCE	4,514,581

MATERIALS - 2.5%
3,733		Ashland, Inc	227,937
8,959		Dow Chemical Co	310,340
8,425	*	Georgia Gulf Corp	293,864
7,947	*	Louisiana-Pacific Corp	74,304
8,343		PolyOne Corp	120,139
12,000	e	Teijin Ltd	40,579
5,133		Walter Energy, Inc	303,925
5,452		Westlake Chemical Corp	353,235

		TOTAL MATERIALS	1,724,323

MEDIA - 2.1%
10,959		Cablevision Systems Corp (Class A)	160,878
11,820		DISH Network Corp (Class A)	389,233
10,418		News Corp (Class A)	205,131
1,841		Scripps Networks Interactive (Class A)	89,638
13,790		Walt Disney Co	603,726

		TOTAL MEDIA	1,448,606

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
10,402		Amgen, Inc	707,232
54,850	*	Biovitrum AB	185,751
2,862		Bristol-Myers Squibb Co	96,593
6,578		Eli Lilly & Co	264,896
16,736		Johnson & Johnson	1,103,907
36,486		Merck & Co, Inc	1,401,062
80,834		Pfizer, Inc	1,831,699
22,240		Teva Pharmaceutical Industries Ltd (ADR)	1,002,134
7,752		Warner Chilcott plc	130,311
3,206	*	Watson Pharmaceuticals, Inc	214,994

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,938,579

REAL ESTATE - 2.9%
1,026		Boston Properties, Inc	107,720
35,788		Chimera Investment Corp	101,280
13,340	*	Forest City Enterprises, Inc (Class A)	208,904
3,476		General Growth Properties, Inc	59,057
16,340		Kimco Realty Corp	314,708
4,678		Potlatch Corp	146,609
129	*	Rouse Properties, Inc	1,747
2,582		SL Green Realty Corp	200,234
4,891		Starwood Property Trust, Inc	102,809
567		Vornado Realty Trust	47,741
23,807		Weyerhaeuser Co	521,849
26,000		Wharf Holdings Ltd	141,776

		TOTAL REAL ESTATE	1,954,434

RETAILING - 4.2%
5,171		Expedia, Inc	172,918
757		Home Depot, Inc	38,085
18,938		JC Penney Co, Inc	670,974
52,000		Li & Fung Ltd	119,005
23,479		Lowe’s Companies, Inc	736,771
11,249		Target Corp	655,479
14,822	*	Urban Outfitters, Inc	431,468

		TOTAL RETAILING	2,824,700

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
5,125		Avago Technologies Ltd	199,721
15,087	*,e	Freescale Semiconductor Holdings Ltd	232,189
28,756		Intel Corp	808,331
10,950	*	Lam Research Corp	488,589
25,224	*	ON Semiconductor Corp	227,268
29,133	*	RF Micro Devices, Inc	145,083
12,113		Texas Instruments, Inc	407,118

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,508,299

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 3.8%
1,699	*	Alliance Data Systems Corp	$214,006
21,682	*	AOL, Inc	411,308
3,027		DST Systems, Inc	164,154
22,977	*	eBay, Inc	847,621
345	*	Google, Inc (Class A)	221,228
929	*	Vantiv, Inc	18,237
6,213		Visa, Inc (Class A)	733,134

		TOTAL SOFTWARE & SERVICES	2,609,688

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
56,353		Cisco Systems, Inc	1,191,866
25,344		Corning, Inc	356,843
36,767		Hewlett-Packard Co	876,157
15,000	e	Hitachi Ltd	97,049
21,911	*	JDS Uniphase Corp	317,491
12,089	*	Juniper Networks, Inc	276,596
2,491	*	SanDisk Corp	123,529

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,239,531

TELECOMMUNICATION SERVICES - 4.6%
75,151		AT&T, Inc	2,346,966
19,676		Verizon Communications, Inc	752,213

		TOTAL TELECOMMUNICATION SERVICES	3,099,179

TRANSPORTATION - 1.3%
3,528		FedEx Corp	324,435
9,480	*	UAL Corp	203,820
1,388		Union Pacific Corp	149,182
10,506		UTI Worldwide, Inc	181,018

		TOTAL TRANSPORTATION	858,455

UTILITIES - 5.1%
3,144		American Electric Power Co, Inc	121,295
12,761	*	Calpine Corp	219,617
11,238		Centerpoint Energy, Inc	221,613
626		Entergy Corp	42,067
24,513		Exelon Corp	961,155
5,943		FirstEnergy Corp	270,941
3,486		NextEra Energy, Inc	212,925
7,755		NV Energy, Inc	125,011
7,021		PG&E Corp	304,782
8,756		PPL Corp	247,445
74,670	*	RRI Energy, Inc	155,313
4,578	e	Utilities Select Sector SPDR Fund	160,459
16,070		Xcel Energy, Inc	425,373

		TOTAL UTILITIES	3,467,996

		TOTAL COMMON STOCKS (Cost $63,363,545)	67,608,854

SHORT-TERM INVESTMENTS - 2.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
1,634,015	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,634,015

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,634,015

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,634,015)	1,634,015

		TOTAL INVESTMENTS - 101.8% (Cost $64,997,560)	69,242,869
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(1,204,311)

		NET ASSETS - 100.0%	$68,038,558

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $1,577,547.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.9%
22,839		Dana Holding Corp	$354,004
2,900		Lear Corp	134,821
4,866		Superior Industries International, Inc	95,082

		TOTAL AUTOMOBILES & COMPONENTS	583,907

BANKS - 5.9%
10,174		Brookline Bancorp, Inc	95,331
420		Century Bancorp, Inc	11,466
1,950		Chemical Financial Corp	45,708
7,927		Columbia Banking System, Inc	180,577
2,738		Dime Community Bancshares	40,002
12,112		East West Bancorp, Inc	279,666
9,305		First Financial Bancorp	160,976
3,872	e	First Financial Bankshares, Inc	136,333
7,290	*	First Republic Bank	240,133
6,559		FirstMerit Corp	110,585
1,771		Hancock Holding Co	62,888
2,452		NBT Bancorp, Inc	54,140
10,850		Oritani Financial Corp	159,278
8,680		PrivateBancorp, Inc	131,676
4,202		Prosperity Bancshares, Inc	192,452
10,770		Provident Financial Services, Inc	156,488
44,700	e	Radian Group, Inc	194,445
1,860		Simmons First National Corp (Class A)	48,044
1,882		Sterling Bancorp	18,048
7,154	*	SVB Financial Group	460,288
5,355		UMB Financial Corp	239,556
17,260		Umpqua Holdings Corp	234,046
5,400		Webster Financial Corp	122,418
17,248	*	Western Alliance Bancorp	146,090
4,825	e	Wintrust Financial Corp	172,687

		TOTAL BANKS	3,693,321

CAPITAL GOODS - 10.1%
11,680		Actuant Corp (Class A)	338,603
1,860		Alamo Group, Inc	55,912
1,866		Ampco-Pittsburgh Corp	37,562
2,773	*	Astec Industries, Inc	101,159
7,827		Barnes Group, Inc	205,928
8,901		Belden CDT, Inc	337,437
4,215		Brady Corp (Class A)	136,355
3,162		Cascade Corp	158,479
4,718		Ceradyne, Inc	153,618
6,066	*	Colfax Corp	213,766
3,051		Cubic Corp	144,251
8,016		Curtiss-Wright Corp	296,672
3,100	*	DXP Enterprises, Inc	134,819
7,046	*	Dycom Industries, Inc	164,595
1,400		EMCOR Group, Inc	38,808
9,648	*	EnerSys	334,303
5,412	*	EnPro Industries, Inc	222,433
4,979		Franklin Electric Co, Inc	244,320
11,435	*	GenCorp, Inc	81,189
4,860		Granite Construction, Inc	139,676
4,873		Heico Corp	251,398
4,395	*	Kadant, Inc	104,689
2,620		Kennametal, Inc	116,669
2,270		LB Foster Co (Class A)	64,718
2,600		Lindsay Manufacturing Co	172,302

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,881	*	Moog, Inc (Class A)	$80,676
3,500		Mueller Industries, Inc	159,075
1,521		Nacco Industries, Inc (Class A)	176,999
9,579	*	NCI Building Systems, Inc	110,254
1,737	*	Orbital Sciences Corp	22,842
3,102		Primoris Services Corp	49,818
3,033		Robbins & Myers, Inc	157,868
5,100		Sauer-Danfoss, Inc	239,700
5,470	*	Shaw Group, Inc	173,454
4,217		Standex International Corp	173,698
4,270		Triumph Group, Inc	267,558
7,620	*,e	United Rentals, Inc	326,822
3,200		URS Corp	136,064

		TOTAL CAPITAL GOODS	6,324,489

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
7,581	*	Acacia Research (Acacia Technologies)	316,431
5,811		Administaff, Inc	178,049
4,371	*	Advisory Board Co	387,358
10,577		Brink’s Co	252,473
3,580	*	Clean Harbors, Inc	241,041
2,500	*	Consolidated Graphics, Inc	113,125
3,721		Corporate Executive Board Co	160,040
1,994	*	Exponent, Inc	96,749
6,110	*	Korn/Ferry International	102,343
14,154		Steelcase, Inc (Class A)	135,878
6,931	*	SYKES Enterprises, Inc	109,510
7,477	*	Tetra Tech, Inc	197,094
8,413	*	TrueBlue, Inc	150,424

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,440,515

CONSUMER DURABLES & APPAREL - 3.5%
4,735	*	Arctic Cat, Inc	202,800
10,000	*	Ascena Retail Group, Inc	443,200
1,066		Blyth, Inc	79,769
8,447	*	CROCS, Inc	176,711
4,031	*	Helen of Troy Ltd	137,094
4,677	*	iRobot Corp	127,495
3,007	*	Kenneth Cole Productions, Inc (Class A)	48,413
5,500	*	La-Z-Boy, Inc	82,280
12,991	*	Leapfrog Enterprises, Inc	108,605
2,158		Oxford Industries, Inc	109,670
14,900	*	Pulte Homes, Inc	131,865
5,800		Ryland Group, Inc	111,824
5,581		Sturm Ruger & Co, Inc	274,027
7,040	*	True Religion Apparel, Inc	192,896

		TOTAL CONSUMER DURABLES & APPAREL	2,226,649

CONSUMER SERVICES - 2.5%
2,013	*,e	American Public Education, Inc	76,494
10,621		Ameristar Casinos, Inc	197,869
2,165	*	Capella Education Co	77,832
2,528		CEC Entertainment, Inc	95,836
6,636	*	Cheesecake Factory	195,032
3,370	*,e	Coinstar, Inc	214,163
1,170		Domino’s Pizza, Inc	42,471
3,405	*	Papa John’s International, Inc	128,232
3,288		PF Chang’s China Bistro, Inc	129,942
5,630		Sotheby’s (Class A)	221,484
163	*	Steak N Shake Co	65,665
900	e	Strayer Education, Inc	84,852
4,545		Universal Technical Institute, Inc	59,949

		TOTAL CONSUMER SERVICES	1,589,821

DIVERSIFIED FINANCIALS - 2.7%
9,860		BGC Partners, Inc (Class A)	72,865
3,694		Calamos Asset Management, Inc (Class A)	48,428
8,480	*	Dollar Financial Corp	160,018
200	*,m	DVI, Inc	0
6,468		Evercore Partners, Inc (Class A)	188,025
11,380	*	Ezcorp, Inc (Class A)	369,338

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,500	*	First Cash Financial Services, Inc	$150,115
7,090	*	Investment Technology Group, Inc	84,797
2,038		Nelnet, Inc (Class A)	52,804
7,305	*	PHH Corp	113,008
3,624	*	Piper Jaffray Cos	96,471
7,600	*	Stifel Financial Corp	287,584
3,417		Triangle Capital Corp	67,486

		TOTAL DIVERSIFIED FINANCIALS	1,690,939

ENERGY - 6.0%
9,800	*	Basic Energy Services, Inc	170,030
5,200		Berry Petroleum Co (Class A)	245,076
4,800	*,e	C&J Energy Services, Inc	85,392
21,711	*	Callon Petroleum Co	136,562
11,500	*	Cheniere Energy, Inc	172,270
11,200	*	CVR Energy, Inc	299,600
8,000	*	Endeavour International Corp	94,800
7,979	*	Energy Partners Ltd	132,531
9,846	*	Energy XXI Bermuda Ltd	355,539
8,500	*	Helix Energy Solutions Group, Inc	151,300
2,660	*	Key Energy Services, Inc	41,097
3,011	*	Mitcham Industries, Inc	67,627
19,000	*,e	Patriot Coal Corp	118,560
4,900	*	Petroleum Development Corp	181,741
4,753	*	Rosetta Resources, Inc	231,756
19,100	*	SandRidge Energy, Inc	149,553
9,236	*	Stone Energy Corp	264,057
5,826		Targa Resources Investments, Inc	264,792
21,378	*	Tetra Technologies, Inc	201,381
22,699	*	Vaalco Energy, Inc	214,506
10,600	e	Western Refining, Inc	199,492

		TOTAL ENERGY	3,777,662

FOOD & STAPLES RETAILING - 1.3%
7,571		Harris Teeter Supermarkets, Inc	303,597
167,310	*	Rite Aid Corp	291,119
3,320	*	United Natural Foods, Inc	154,911
1,748		Weis Markets, Inc	76,213

		TOTAL FOOD & STAPLES RETAILING	825,840

FOOD, BEVERAGE & TOBACCO - 1.3%
2,552	*,e	Boston Beer Co, Inc (Class A)	272,528
1,440		Cal-Maine Foods, Inc	55,094
5,300	*	Hain Celestial Group, Inc	232,193
7,990	*	Omega Protein Corp	60,804
11,982	*	Smart Balance, Inc	79,201
2,200	e	Universal Corp	102,520

		TOTAL FOOD, BEVERAGE & TOBACCO	802,340

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
10,026	*	Align Technology, Inc	276,216
5,255	*	Arthrocare Corp	141,097
800	*,e	athenahealth, Inc	59,296
4,993		Cantel Medical Corp	125,274
2,000	*	Centene Corp	97,940
2,554		Computer Programs & Systems, Inc	144,352
2,857		Conmed Corp	85,339
6,813	*	Greatbatch, Inc	167,055
20,519	*,e	Hansen Medical, Inc	61,557
7,390	*	Healthsouth Corp	151,347
5,195		Hill-Rom Holdings, Inc	173,565
11,683	*	Kindred Healthcare, Inc	100,941
4,471	*	Medidata Solutions, Inc	119,107
9,415	*	Molina Healthcare, Inc	316,627
10,400	*	NuVasive, Inc	175,136
5,512	*	Omnicell, Inc	83,838
2,609	*	Orthofix International NV	98,046
1,917	*	Providence Service Corp	29,733
29,663	*	RTI Biologics, Inc	109,753
7,500	*	Staar Surgical Co	81,225
6,640	*	WellCare Health Plans, Inc	477,283
2,940	*	Zoll Medical Corp	272,332

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,347,059

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
3,410	*	Elizabeth Arden, Inc	$119,282
6,605	*,e	Medifast, Inc	115,323
4,774		Nu Skin Enterprises, Inc (Class A)	276,462
4,130	*	Revlon, Inc (Class A)	71,243

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	582,310

INSURANCE - 3.3%
13,010	e	American Equity Investment Life Holding Co	166,138
2,211	*	American Safety Insurance Holdings Ltd	41,677
12,700		Assured Guaranty Ltd	209,804
44,789	*	Conseco, Inc	348,458
4,477		FBL Financial Group, Inc (Class A)	150,875
16,885		First American Financial Corp	280,798
6,205		Horace Mann Educators Corp	109,332
6,790		OneBeacon Insurance Group Ltd (Class A)	104,634
5,680		ProAssurance Corp	500,465
15,780		Symetra Financial Corp	181,943

		TOTAL INSURANCE	2,094,124

MATERIALS - 4.7%
21,900		Boise, Inc	179,799
2,600	*	Chemtura	44,148
9,210	*	Coeur d’Alene Mines Corp	218,645
16,300		Commercial Metals Co	241,566
257	*,e	Contango ORE, Inc	2,506
3,300		Cytec Industries, Inc	200,607
2,700		Domtar Corp	257,526
5,190		H.B. Fuller Co	170,388
2,727		Haynes International, Inc	172,756
8,400		Huntsman Corp	117,684
6,203	*	Kapstone Paper and Packaging Corp	122,199
4,348		Koppers Holdings, Inc	167,659
5,000	*	LSB Industries, Inc	194,600
3,886		Minerals Technologies, Inc	254,183
1,129		Olympic Steel, Inc	27,096
20,718		PolyOne Corp	298,339
9,500		Steel Dynamics, Inc	138,130
2,684	*	Texas Petrochemicals, Inc	118,660

		TOTAL MATERIALS	2,926,491

MEDIA - 0.8%
5,737		Arbitron, Inc	212,154
8,949	*	Journal Communications, Inc (Class A)	50,383
5,626		National CineMedia, Inc	86,078
4,200	*	New York Times Co (Class A)	28,518
3,888		Scholastic Corp	137,169

		TOTAL MEDIA	514,302

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
3,820	*	Acorda Therapeutics, Inc	101,421
16,968	*	Akorn, Inc	198,526
12,857	*	Alkermes PLC	238,497
5,815	*	AMAG Pharmaceuticals, Inc	92,633
3,970	*	Ariad Pharmaceuticals, Inc	63,322
10,275	*	Arqule, Inc	72,028
8,100	*	AVEO Pharmaceuticals, Inc	100,521
2,240	*	Cepheid, Inc	93,699
1,400	*	Cornerstone Therapeutics, Inc	8,344
9,072	*	Cubist Pharmaceuticals, Inc	392,364
4,110	*	Emergent Biosolutions, Inc	65,760
8,881	*,e	Idenix Pharmaceuticals, Inc	86,945
5,020	*	InterMune, Inc	73,644
5,727	*	Jazz Pharmaceuticals PLC	277,588
13,014	*	Medicines Co	261,191
6,607		Medicis Pharmaceutical Corp (Class A)	248,357
2,200	*	Medivation, Inc	164,384
11,687	*	Neurocrine Biosciences, Inc	93,145
10,079	*	NPS Pharmaceuticals, Inc	68,940
1,340	*	Onyx Pharmaceuticals, Inc	50,491

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

16,820	*	Orexigen Therapeutics, Inc	$68,962
5,811	*	Par Pharmaceutical Cos, Inc	225,060
5,100	*,e	Pharmacyclics, Inc	141,576
7,966	*,e	Questcor Pharmaceuticals, Inc	299,681
4,710	*	Salix Pharmaceuticals Ltd	247,275
11,590	*	Santarus, Inc	67,801
11,110	*,e	Sequenom, Inc	45,218
11,411	*,e	Spectrum Pharmaceuticals, Inc	144,121
7,491	*	Vanda Pharmaceuticals, Inc	35,882
11,822	*	Viropharma, Inc	355,487
2,200	*	Vivus, Inc	49,192

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,432,055

REAL ESTATE - 8.4%
140		Alexander’s, Inc	55,143
9,972		CBL & Associates Properties, Inc	188,670
6,404		Colony Financial, Inc	104,897
3,800		CYS Investments, Inc	49,742
3,290		EastGroup Properties, Inc	165,224
5,270		Entertainment Properties Trust	244,423
4,611		Equity Lifestyle Properties, Inc	321,571
18,100		Extra Space Storage, Inc	521,099
4,688		Home Properties, Inc	286,015
6,274		LTC Properties, Inc	200,768
1,100		Mid-America Apartment Communities, Inc	73,733
3,716		National Health Investors, Inc	181,266
15,178		National Retail Properties, Inc	412,690
26,055		Newcastle Investment Corp	163,625
29,777		NorthStar Realty Finance Corp	161,094
16,522		Pennymac Mortgage Investment Trust	308,466
5,600		Post Properties, Inc	262,416
100		Potlatch Corp	3,134
3,770		PS Business Parks, Inc	247,086
1,727		Saul Centers, Inc	69,702
5,019		Sovran Self Storage, Inc	250,097
6,242		Sun Communities, Inc	270,466
12,918		Tanger Factory Outlet Centers, Inc	384,052
3,500		Taubman Centers, Inc	255,325
11,800		Two Harbors Investment Corp	119,652

		TOTAL REAL ESTATE	5,300,356

RETAILING - 3.9%
12,030	*	Aeropostale, Inc	260,089
6,480	*	Ann Taylor Stores Corp	185,587
14,503		Bebe Stores, Inc	133,863
4,008		Cato Corp (Class A)	110,781
1,394		Core-Mark Holding Co, Inc	57,070
12,040		Express Parent LLC	300,759
5,037		Finish Line, Inc (Class A)	106,885
3,000	*	Hibbett Sports, Inc	163,650
3,060		HSN, Inc	116,372
22,900	*	OfficeMax, Inc	130,988
23,513	*	Pier 1 Imports, Inc	427,466
7,010	*	Select Comfort Corp	227,054
6,679	*,e	Zumiez, Inc	241,179

		TOTAL RETAILING	2,461,743

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
12,300		Brooks Automation, Inc	151,659
8,054	*,e	Cirrus Logic, Inc	191,685
27,192	*	Entegris, Inc	253,973
22,420	*	Entropic Communications, Inc	130,709
16,942	*	FSI International, Inc	82,846
17,724	*,e	GT Solar International, Inc	146,577
17,780	*	Integrated Device Technology, Inc	127,127
26,397	*	Kulicke & Soffa Industries, Inc	328,115
35,942	*	Lattice Semiconductor Corp	231,107
13,702		Micrel, Inc	140,583
10,759		MKS Instruments, Inc	317,713

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,600	*	Novellus Systems, Inc	$129,766
11,200	*	Omnivision Technologies, Inc	224,000
15,090	*	Photronics, Inc	100,349
19,012	*	Silicon Image, Inc	111,791
10,100	*	Teradyne, Inc	170,589
8,268	*	Tessera Technologies, Inc	142,623
3,427	*	Ultratech, Inc	99,314

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,080,526

SOFTWARE & SERVICES - 9.8%
4,620	*	ACI Worldwide, Inc	186,047
2,900	*,e	Active Network, Inc	48,807
18,316	*	Aspen Technology, Inc	376,028
5,257		Blackbaud, Inc	174,690
23,700	*	Cadence Design Systems, Inc	280,608
6,976	*	Cardtronics, Inc	183,120
7,834	*	Commvault Systems, Inc	388,880
2,700		DST Systems, Inc	146,421
27,690		Earthlink, Inc	221,243
6,061	*	Euronet Worldwide, Inc	126,614
9,500		Heartland Payment Systems, Inc	273,980
6,160		IAC/InterActiveCorp	302,394
8,876	*	Infospace, Inc	113,702
8,576	*	Kenexa Corp	267,914
7,087	*	Liquidity Services, Inc	317,498
7,589	*	Liveperson, Inc	127,267
2,660	*	LogMeIn, Inc	93,712
5,463	*	Manhattan Associates, Inc	259,656
7,168		MAXIMUS, Inc	291,523
2,286	*	MicroStrategy, Inc (Class A)	320,040
4,400	*	NetSuite, Inc	221,276
8,640	*	Progress Software Corp	204,077
5,850	*	Quest Software, Inc	136,130
8,713	*	SolarWinds, Inc	336,757
5,108	*	TeleTech Holdings, Inc	82,239
20,066	*	TiVo, Inc	240,591
3,730	*	Tyler Technologies, Inc	143,269
6,756	*	Unisys Corp	133,228
2,012	*	Vantiv, Inc	39,496
5,739	*	Websense, Inc	121,036

		TOTAL SOFTWARE & SERVICES	6,158,243

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
4,377	*	Agilysys, Inc	39,349
17,044	*	Brightpoint, Inc	137,204
8,058		Cognex Corp	341,337
2,800	*	Coherent, Inc	163,324
6,549		Comtech Telecommunications Corp	213,366
13,408	*	Extreme Networks, Inc	51,353
4,856	*	FEI Co	238,478
8,100	*	Insight Enterprises, Inc	177,633
4,479	*	Itron, Inc	203,391
9,150		Jabil Circuit, Inc	229,848
9,500	*	JDS Uniphase Corp	137,655
13,240	*	Kemet Corp	123,926
3,380	*	Netgear, Inc	129,116
10,173	*	Newport Corp	180,266
2,230	*	OSI Systems, Inc	136,699
7,672		Plantronics, Inc	308,875
10,451	*	Plexus Corp	365,681
71,360	*	Quantum Corp	186,963
3,600	*	Riverbed Technology, Inc	101,088
5,907	*,e	Synaptics, Inc	215,665

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,681,217

TELECOMMUNICATION SERVICES - 0.9%
42,038	*	Cincinnati Bell, Inc	168,993
9,130	*,e	Leap Wireless International, Inc	79,705
7,050	*	Neutral Tandem, Inc	85,940
5,015	*	tw telecom inc (Class A)	111,132
6,061		USA Mobility, Inc	84,430

		TOTAL TELECOMMUNICATION SERVICES	530,200

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 3.4%
729	*	Air Transport Services Group, Inc	$4,221
9,844	*	Alaska Air Group, Inc	352,612
1,935		Amerco, Inc	204,162
10,946		Arkansas Best Corp	205,894
17,600	*	Avis Budget Group, Inc	249,040
7,122		Celadon Group, Inc	110,747
3,860		Forward Air Corp	141,546
2,711		Marten Transport Ltd	59,832
5,290	*	Old Dominion Freight Line	252,174
1,700		Ryder System, Inc	89,760
26,600	*	Swift Transportation Co, Inc	306,964
15,541	*	US Airways Group, Inc	117,956

		TOTAL TRANSPORTATION	2,094,908

UTILITIES - 2.4%
2,197		Avista Corp	56,199
546		Chesapeake Utilities Corp	22,451
4,720		Cleco Corp	187,148
5,188		El Paso Electric Co	168,558
11,813		Empire District Electric Co	240,395
6,738		Genie Energy Ltd	65,156
4,295		Laclede Group, Inc	167,591
12,791		Portland General Electric Co	319,519
6,040		Southwest Gas Corp	258,150

		TOTAL UTILITIES	1,485,167

		TOTAL COMMON STOCKS (Cost $55,016,362)	62,644,184

SHORT-TERM INVESTMENTS - 5.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.9%
3,704,450	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,704,450

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,704,450

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,704,450)	3,704,450

		TOTAL INVESTMENTS - 105.7% (Cost $58,720,812)	66,348,634
		OTHER ASSETS & LIABILITIES, NET - (5.7)%	(3,566,106)

		NET ASSETS - 100.0%	$62,782,528

Abbreviation(s):

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $3,603,596.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.0%
839	*	American Axle & Manufacturing Holdings, Inc	$9,825
234	*	Amerigon, Inc (Class A)	3,786
1,100	e	Autoliv, Inc	73,755
1,361	*	BorgWarner, Inc	114,787
700		Cooper Tire & Rubber Co	10,654
2,264		Dana Holding Corp	35,092
1,440	*	Delphi Automotive plc	45,504
133	*	Dorman Products, Inc	6,730
290		Drew Industries, Inc	7,920
3,265	*	Exide Technologies	10,219
261	*	Federal Mogul Corp (Class A)	4,492
47,257		Ford Motor Co	590,240
280	*	Fuel Systems Solutions, Inc	7,325
9,830	*	General Motors Co	252,140
1,773		Gentex Corp	43,439
3,033	*	Goodyear Tire & Rubber Co	34,030
2,938		Harley-Davidson, Inc	144,197
8,671		Johnson Controls, Inc	281,634
1,472		Lear Corp	68,433
500	*	Modine Manufacturing Co	4,415
147	*,e	Motorcar Parts of America, Inc	1,414
355		Spartan Motors, Inc	1,878
188		Standard Motor Products, Inc	3,335
173	*	Stoneridge, Inc	1,711
280		Superior Industries International, Inc	5,471
743	*	Tenneco, Inc	27,602
639	*,e	Tesla Motors, Inc	23,796
552		Thor Industries, Inc	17,421
1,265	*	TRW Automotive Holdings Corp	58,759
635	*	Visteon Corp	33,655
353	*,e	Winnebago Industries, Inc	3,459

		TOTAL AUTOMOBILES & COMPONENTS	1,927,118

BANKS - 3.3%
180		1st Source Corp	4,405
266	*	1st United Bancorp, Inc	1,609
51		Alliance Financial Corp	1,546
283	*	Ameris Bancorp	3,719
77		Ames National Corp	1,833
430		Apollo Residential Mortgage	7,903
109	e	Arrow Financial Corp	2,660
2,146		Associated Banc-Corp	29,958
951	e	Astoria Financial Corp	9,377
130		Bancfirst Corp	5,663
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,291
1,007		Bancorpsouth, Inc	13,564
838		Bank Mutual Corp	3,386
762		Bank of Hawaii Corp	36,843
70		Bank of Kentucky Financial Corp	1,801
61		Bank of Marin Bancorp	2,319
442		Bank of the Ozarks, Inc	13,817
300		BankFinancial Corp	1,986
415	e	BankUnited	10,375
203		Banner Corp	4,472
8,888		BB&T Corp	278,994
796	*	BBCN Bancorp, Inc	8,859
392	*	Beneficial Mutual Bancorp, Inc	3,426
165		Berkshire Hills Bancorp, Inc	3,782
87	*	BofI Holding, Inc	1,486

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

457		BOK Financial Corp	$25,720
826		Boston Private Financial Holdings, Inc	8,186
75		Bridge Bancorp, Inc	1,573
771		Brookline Bancorp, Inc	7,224
86		Bryn Mawr Bank Corp	1,930
87		Camden National Corp	3,058
140	*	Cape Bancorp, Inc	1,117
101	e	Capital City Bank Group, Inc	752
3,675		CapitalSource, Inc	24,255
2,620		Capitol Federal Financial	31,073
286		Cardinal Financial Corp	3,232
1,028		Cathay General Bancorp	18,196
150		Center Bancorp, Inc	1,505
261		Centerstate Banks of Florida, Inc	2,130
188	*,e	Central Pacific Financial Corp	2,435
168		Century Bancorp, Inc	4,586
294		Chemical Financial Corp	6,891
2,490	*	CIT Group, Inc	102,688
101		Citizens & Northern Corp	2,020
262	e	City Holding Co	9,097
710		City National Corp	37,254
112		Clifton Savings Bancorp, Inc	1,168
105		CNB Financial Corp	1,755
395		CoBiz, Inc	2,793
490		Columbia Banking System, Inc	11,162
2,498		Comerica, Inc	80,835
1,058		Commerce Bancshares, Inc	42,870
628		Community Bank System, Inc	18,074
182		Community Trust Bancorp, Inc	5,837
732		Cullen/Frost Bankers, Inc	42,595
933	e	CVB Financial Corp	10,953
309		Dime Community Bancshares	4,514
5,371	*	Doral Financial Corp	8,271
118	*	Eagle Bancorp, Inc	1,975
1,835		East West Bancorp, Inc	42,370
90		Enterprise Financial Services Corp	1,057
132		ESB Financial Corp	1,903
197		ESSA Bancorp, Inc	1,931
115		Federal Agricultural Mortgage Corp (Class C)	2,611
11,822		Fifth Third Bancorp	166,099
126		Financial Institutions, Inc	2,037
174		First Bancorp (NC)	1,902
107		First Bancorp, Inc	1,587
625		First Busey Corp	3,088
70		First Citizens Bancshares, Inc (Class A)	12,788
1,229		First Commonwealth Financial Corp	7,521
189		First Community Bancshares, Inc	2,525
570	e	First Connecticut Bancorp	7,518
120		First Defiance Financial Corp	2,023
747		First Financial Bancorp	12,923
448	e	First Financial Bankshares, Inc	15,774
188		First Financial Corp	5,969
133		First Financial Holdings, Inc	1,463
3,240		First Horizon National Corp	33,631
149		First Interstate Bancsystem, Inc	2,178
557		First Merchants Corp	6,873
893		First Midwest Bancorp, Inc	10,698
4,523		First Niagara Financial Group, Inc	44,506
66		First of Long Island Corp	1,749
110		First Pactrust Bancorp, Inc	1,311
915	*	First Republic Bank	30,140
1,352		FirstMerit Corp	22,795
2,443	*	Flagstar Bancorp, Inc	2,248
358		Flushing Financial Corp	4,819
1,572		FNB Corp	18,990
185		Fox Chase Bancorp, Inc	2,405
170	*	Franklin Financial Corp	2,283
2,887		Fulton Financial Corp	30,313
133		German American Bancorp, Inc	2,584

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

860		Glacier Bancorp, Inc	$12,848
135		Great Southern Bancorp, Inc	3,240
120	*,e	Hampton Roads Bankshares, Inc	364
949		Hancock Holding Co	33,699
610	*	Hanmi Financial Corp	6,173
158		Heartland Financial USA, Inc	2,740
121		Heritage Financial Corp	1,646
266		Home Bancshares, Inc	7,078
199		Home Federal Bancorp, Inc	2,016
5,693		Hudson City Bancorp, Inc	41,616
171		Hudson Valley Holding Corp	2,758
10,738		Huntington Bancshares, Inc	69,260
463		IBERIABANK Corp	24,757
252	e	Independent Bank Corp	7,240
674		International Bancshares Corp	14,255
579	*	Investors Bancorp, Inc	8,697
227		Kearny Financial Corp	2,213
12,323		Keycorp	104,745
274		Lakeland Bancorp, Inc	2,699
147		Lakeland Financial Corp	3,826
1,644		M&T Bank Corp	142,831
216		MainSource Financial Group, Inc	2,603
661		MB Financial, Inc	13,874
60		Merchants Bancshares, Inc	1,691
119	*	Meridian Interstate Bancorp, Inc	1,562
2,499	*	MGIC Investment Corp	12,395
56		Midsouth Bancorp, Inc	762
84		National Bankshares, Inc	2,528
1,529		National Penn Bancshares, Inc	13,532
374		NBT Bancorp, Inc	8,258
5,439		New York Community Bancorp, Inc	75,656
227		Northfield Bancorp, Inc	3,228
1,214		Northwest Bancshares, Inc	15,418
97		OceanFirst Financial Corp	1,381
1,334	*	Ocwen Financial Corp	20,850
1,045		Old National Bancorp	13,731
148	*	OmniAmerican Bancorp, Inc	2,865
458		Oriental Financial Group, Inc	5,542
670		Oritani Financial Corp	9,836
60		Orrstown Financial Services, Inc	526
50	*	Pacific Capital Bancorp	2,281
154		Pacific Continental Corp	1,451
369		PacWest Bancorp	8,967
165	e	Park National Corp	11,413
360	*	Park Sterling Bank	1,728
47		Penns Woods Bancorp, Inc	1,921
164	*	Pennsylvania Commerce Bancorp, Inc	1,917
75		Peoples Bancorp, Inc	1,315
4,770		People’s United Financial, Inc	63,155
400	*	Pinnacle Financial Partners, Inc	7,340
6,567		PNC Financial Services Group, Inc	423,506
12,307	*	Popular, Inc	25,229
630		PrivateBancorp, Inc	9,557
555		Prosperity Bancshares, Inc	25,419
753		Provident Financial Services, Inc	10,941
421		Provident New York Bancorp	3,562
2,812	e	Radian Group, Inc	12,232
18,020		Regions Financial Corp	118,752
195		Renasant Corp	3,175
120	e	Republic Bancorp, Inc (Class A)	2,870
807		Rockville Financial, Inc	9,402
100		Roma Financial Corp	979
300		S&T Bancorp, Inc	6,507
210	e	S.Y. Bancorp, Inc	4,872
250		Sandy Spring Bancorp, Inc	4,543
151		SCBT Financial Corp	4,939
900	*	Seacoast Banking Corp of Florida	1,584
87		Sierra Bancorp	855
615	*	Signature Bank	38,770

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

207		Simmons First National Corp (Class A)	$5,347
197		Southside Bancshares, Inc	4,354
383	*	Southwest Bancorp, Inc	3,531
397	*	State Bank & Trust Co	6,951
256		StellarOne Corp	3,039
318		Sterling Bancorp	3,050
335	*	Sterling Financial Corp	6,995
88		Suffolk Bancorp	1,143
470	*	Sun Bancorp, Inc	1,659
6,731		SunTrust Banks, Inc	162,688
2,349		Susquehanna Bancshares, Inc	23,208
520	*	SVB Financial Group	33,457
9,246		Synovus Financial Corp	18,954
137	*,e	Taylor Capital Group, Inc	1,966
1,924		TCF Financial Corp	22,876
150		Territorial Bancorp, Inc	3,122
429	*	Texas Capital Bancshares, Inc	14,852
956	*	TFS Financial Corp	9,082
265	*	The Bancorp, Inc	2,661
130	e	Tompkins Trustco, Inc	5,208
232	e	TowneBank	3,130
171	e	Trico Bancshares	2,979
1,974		Trustco Bank Corp NY	11,272
774		Trustmark Corp	19,335
403		UMB Financial Corp	18,028
1,383		Umpqua Holdings Corp	18,753
167		Union Bankshares Corp	2,338
757	e	United Bankshares, Inc	21,847
281	*,e	United Community Banks, Inc	2,740
201		United Financial Bancorp, Inc	3,180
198		Univest Corp of Pennsylvania	3,322
24,448		US Bancorp	774,513
2,851	e	Valley National Bancorp	36,920
426		ViewPoint Financial Group	6,552
253	*	Virginia Commerce Bancorp	2,221
113		Washington Banking Co	1,561
1,416		Washington Federal, Inc	23,817
138		Washington Trust Bancorp, Inc	3,331
900		Webster Financial Corp	20,403
62,682		Wells Fargo & Co	2,139,963
301		WesBanco, Inc	6,062
189		West Bancorporation, Inc	1,888
225	*	West Coast Bancorp	4,257
390		Westamerica Bancorporation	18,720
712	*	Western Alliance Bancorp	6,031
366		Westfield Financial, Inc	2,895
2,417	*	Wilshire Bancorp, Inc	11,674
375		Wintrust Financial Corp	13,421
100		WSFS Financial Corp	4,100
2,222		Zions Bancorporation	47,684

		TOTAL BANKS	6,575,611

CAPITAL GOODS - 8.4%
9,169		3M Co	817,966
429		A.O. Smith Corp	19,284
2,099	*,e	A123 Systems, Inc	2,351
193		Aaon, Inc	3,897
468		AAR Corp	8,541
1,673	*	Accuride Corp	14,538
282		Aceto Corp	2,676
1,022	*	Active Power, Inc	797
878		Actuant Corp (Class A)	25,453
572		Acuity Brands, Inc	35,939
1,483	*	Aecom Technology Corp	33,175
466	*	Aegion Corp	8,309
484	*	Aerovironment, Inc	12,976
1,180	*	AGCO Corp	55,708
433	*,e	Air Lease Corp	10,422
718		Aircastle Ltd	8,788

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

78		Alamo Group, Inc	$2,345
301		Albany International Corp (Class A)	6,908
434		Alliant Techsystems, Inc	21,752
296	*	Altra Holdings, Inc	5,683
224	*	Ameresco, Inc	3,035
90	*	American Railcar Industries, Inc	2,116
140		American Science & Engineering, Inc	9,387
2,074	*,e	American Superconductor Corp	8,545
125		American Woodmark Corp	2,250
1,997		Ametek, Inc	96,875
79		Ampco-Pittsburgh Corp	1,590
311		Apogee Enterprises, Inc	4,027
508		Applied Industrial Technologies, Inc	20,894
89		Argan, Inc	1,428
297		Armstrong World Industries, Inc	14,485
2,309	*	ArvinMeritor, Inc	18,634
237	*	Astec Industries, Inc	8,646
122	*	Astronics Corp	4,265
129		AZZ, Inc	6,662
1,463	*	Babcock & Wilcox Co	37,672
258	e	Badger Meter, Inc	8,769
677		Barnes Group, Inc	17,812
1,206	*	BE Aerospace, Inc	56,043
825	*	Beacon Roofing Supply, Inc	21,252
565		Belden CDT, Inc	21,419
570	*	Blount International, Inc	9,508
9,370		Boeing Co	696,847
586		Brady Corp (Class A)	18,957
600	e	Briggs & Stratton Corp	10,758
4,337	*	Broadwind Energy, Inc	2,039
1,363	*,e	Builders FirstSource, Inc	5,765
232	*	CAI International, Inc	4,218
7,608	*,e	Capstone Turbine Corp	7,760
741		Carlisle Cos, Inc	36,991
126		Cascade Corp	6,315
8,192		Caterpillar, Inc	872,612
321		Ceradyne, Inc	10,452
405	*	Chart Industries, Inc	29,699
1,217		Chicago Bridge & Iron Co NV (ADR)	52,562
170		CIRCOR International, Inc	5,656
615		Clarcor, Inc	30,190
311	*	CNH Global NV	12,347
451	*	Colfax Corp	15,893
196	*	Columbus McKinnon Corp	3,193
409		Comfort Systems USA, Inc	4,462
301	*	Commercial Vehicle Group, Inc	3,675
2,133		Cooper Industries plc	136,405
593		Crane Co	28,761
170		Cubic Corp	8,038
2,499		Cummins, Inc	299,980
554		Curtiss-Wright Corp	20,503
7,001		Danaher Corp	392,056
5,333		Deere & Co	431,440
434	*	DigitalGlobe, Inc	5,789
1,888		Donaldson Co, Inc	67,458
141	e	Douglas Dynamics, Inc	1,939
2,320		Dover Corp	146,021
121		Ducommun, Inc	1,440
82	*	DXP Enterprises, Inc	3,566
596	*	Dycom Industries, Inc	13,923
270		Dynamic Materials Corp	5,700
4,352		Eaton Corp	216,860
923		EMCOR Group, Inc	25,586
9,593		Emerson Electric Co	500,563
255		Encore Wire Corp	7,581
404	*,e	Energy Recovery, Inc	929
579	*	EnerSys	20,062
215	*	EnPro Industries, Inc	8,837
317		ESCO Technologies, Inc	11,656

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

210	*,e	Essex Rental Corp	$802
359	*	Esterline Technologies Corp	25,654
2,210		Exelis, Inc	27,669
3,764		Fastenal Co	203,633
743	*	Federal Signal Corp	4,131
413	*	Flow International Corp	1,660
686		Flowserve Corp	79,240
2,167		Fluor Corp	130,107
1,922	*	Fortune Brands Home & Security, Inc	42,419
277		Franklin Electric Co, Inc	13,592
227		Freightcar America, Inc	5,105
6,474	*,e	FuelCell Energy, Inc	10,164
408	*	Furmanite Corp	2,619
655		Gardner Denver, Inc	41,278
538		GATX Corp	21,681
575	*	GenCorp, Inc	4,082
450	*	Generac Holdings, Inc	11,048
640	*	General Cable Corp	18,611
4,225		General Dynamics Corp	310,030
135,155		General Electric Co	2,712,561
264	*	GeoEye, Inc	6,354
916	*	Gibraltar Industries, Inc	13,877
199	*	Global Power Equipment Group, Inc	5,512
1,565		Goodrich Corp	196,314
242		Gorman-Rupp Co	7,062
730		Graco, Inc	38,734
1,560	*	GrafTech International Ltd	18,627
128		Graham Corp	2,802
466		Granite Construction, Inc	13,393
670		Great Lakes Dredge & Dock Corp	4,837
517	*	Greenbrier Cos, Inc	10,231
686		Griffon Corp	7,340
334	*	H&E Equipment Services, Inc	6,319
969		Harsco Corp	22,733
517		Heico Corp	26,672
1,421	*	Hexcel Corp	34,118
9,904		Honeywell International, Inc	604,639
186		Houston Wire & Cable Co	2,584
728		Hubbell, Inc (Class B)	57,206
604	*	Huntington Ingalls	24,305
78	*	Hurco Cos, Inc	2,204
1,031		IDEX Corp	43,436
646	*	II-VI, Inc	15,278
5,703		Illinois Tool Works, Inc	325,755
3,975		Ingersoll-Rand plc	164,366
155		Insteel Industries, Inc	1,883
392	*	Interline Brands, Inc	8,471
1,105		ITT Corp	25,349
1,535	*	Jacobs Engineering Group, Inc	68,108
308		John Bean Technologies Corp	4,990
1,303		Joy Global, Inc	95,770
148	*	Kadant, Inc	3,525
380		Kaman Corp	12,901
428		Kaydon Corp	10,918
1,895		KBR, Inc	67,367
983		Kennametal, Inc	43,773
128	*,e	KEYW Holding Corp	992
294	*	Kratos Defense & Security Solutions, Inc	1,570
1,319		L-3 Communications Holdings, Inc	93,346
45		Lawson Products, Inc	680
220	*	Layne Christensen Co	4,895
111		LB Foster Co (Class A)	3,165
702		Lennox International, Inc	28,291
1,026		Lincoln Electric Holdings, Inc	46,498
136		Lindsay Manufacturing Co	9,013
101	*	LMI Aerospace, Inc	1,838
3,367		Lockheed Martin Corp	302,559
131		LSI Industries, Inc	960
201	*	Lydall, Inc	2,048

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,294		Manitowoc Co, Inc	$31,795
4,339		Masco Corp	58,012
894	*	Mastec, Inc	16,172
171		Met-Pro Corp	1,806
80	*	Michael Baker Corp	1,908
218	*	Middleby Corp	22,057
115		Miller Industries, Inc	1,946
548	*	Moog, Inc (Class A)	23,504
556		MSC Industrial Direct Co (Class A)	46,304
447		Mueller Industries, Inc	20,316
2,364		Mueller Water Products, Inc (Class A)	7,872
209	*	MYR Group, Inc	3,733
66		Nacco Industries, Inc (Class A)	7,680
58	e	National Presto Industries, Inc	4,400
900	*	Navistar International Corp	36,405
222	*	NCI Building Systems, Inc	2,555
202	*	NN, Inc	1,648
814		Nordson Corp	44,371
3,446		Northrop Grumman Corp	210,482
96	*	Northwest Pipe Co	2,039
706	*	Orbital Sciences Corp	9,284
434	*	Orion Marine Group, Inc	3,138
1,078	*	Oshkosh Truck Corp	24,977
1,661	*	Owens Corning, Inc	59,846
4,586		Paccar, Inc	214,762
1,415		Pall Corp	84,376
2,037		Parker Hannifin Corp	172,228
1,234		Pentair, Inc	58,751
313		Perini Corp	4,876
200	*	Pike Electric Corp	1,646
144	*	PMFG, Inc	2,161
484	*,e	Polypore International, Inc	17,018
94	*	Powell Industries, Inc	3,220
222	*	PowerSecure International, Inc	1,345
1,826		Precision Castparts Corp	315,715
28		Preformed Line Products Co	1,834
237		Primoris Services Corp	3,806
450		Quanex Building Products Corp	7,934
2,673	*	Quanta Services, Inc	55,866
192		Raven Industries, Inc	11,714
4,538		Raytheon Co	239,516
262	*	RBC Bearings, Inc	12,086
464		Regal-Beloit Corp	30,415
596		Robbins & Myers, Inc	31,022
1,820		Rockwell Automation, Inc	145,054
2,026		Rockwell Collins, Inc	116,616
1,193		Roper Industries, Inc	118,298
820	*	RSC Holdings, Inc	18,524
333	*	Rush Enterprises, Inc (Class A)	7,066
2,251	*,e	SatCon Technology Corp	810
200		Sauer-Danfoss, Inc	9,400
4		Seaboard Corp	7,804
134		SeaCube Container Leasing Ltd	2,305
919	*	Shaw Group, Inc	29,141
459		Simpson Manufacturing Co, Inc	14,803
694		Snap-On, Inc	42,313
1,447	*	Spirit Aerosystems Holdings, Inc (Class A)	35,394
608		SPX Corp	47,138
151		Standex International Corp	6,220
2,154		Stanley Works	165,772
133	*	Sterling Construction Co, Inc	1,297
183		Sun Hydraulics Corp	4,787
200		TAL International Group, Inc	7,342
812	*	Taser International, Inc	3,524
1,451	*	Tecumseh Products Co (Class A)	5,833
433	*	Teledyne Technologies, Inc	27,301
200		Tennant Co	8,800
1,432	*	Terex Corp	32,220
112	e	Textainer Group Holdings Ltd	3,797

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,436		Textron, Inc	$95,624
120	*	Thermon Group Holdings	2,454
645	*	Thomas & Betts Corp	46,382
1,085		Timken Co	55,053
512	e	Titan International, Inc	12,109
282	*	Titan Machinery, Inc	7,952
419		Toro Co	29,795
626	*	TransDigm Group, Inc	72,466
189	*,e	Trex Co, Inc	6,063
321	*	Trimas Corp	7,187
964		Trinity Industries, Inc	31,764
468		Triumph Group, Inc	29,325
100	e	Twin Disc, Inc	2,609
5,962		Tyco International Ltd	334,945
747	*,e	United Rentals, Inc	32,039
11,630		United Technologies Corp	964,592
233		Universal Forest Products, Inc	8,034
1,020		URS Corp	43,370
911	*,e	USG Corp	15,669
282		Valmont Industries, Inc	33,110
200		Vicor Corp	1,600
710		W.W. Grainger, Inc	152,515
1,287	*	Wabash National Corp	13,320
870	*	WABCO Holdings, Inc	52,618
424		Watsco, Inc	31,393
573		Watts Water Technologies, Inc (Class A)	23,350
516	*	WESCO International, Inc	33,700
670		Westinghouse Air Brake Technologies Corp	50,498
728		Woodward Governor Co	31,180
95	*	Xerium Technologies, Inc	613
2,461		Xylem, Inc	68,293

		TOTAL CAPITAL GOODS	16,881,722

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	15,917
611	*	Acacia Research (Acacia Technologies)	25,503
684	*	ACCO Brands Corp	8,488
335		Administaff, Inc	10,264
188	*	Advisory Board Co	16,661
200		American Ecology Corp	4,348
412	*	American Reprographics Co	2,221
120	*	AT Cross Co	1,445
1,360		Avery Dennison Corp	40,977
97		Barrett Business Services, Inc	1,924
550		Brink’s Co	13,129
297	*	Casella Waste Systems, Inc (Class A)	1,850
854	*	CBIZ, Inc	5,397
100		CDI Corp	1,793
676	*,e	Cenveo, Inc	2,285
1,569		Cintas Corp	61,379
583	*	Clean Harbors, Inc	39,253
100	*	Consolidated Graphics, Inc	4,525
1,065	*,e	Coolbrands International, Inc	2,620
1,584	*	Copart, Inc	41,295
387		Corporate Executive Board Co	16,645
1,411	*	Corrections Corp of America	38,534
313	*	CoStar Group, Inc	21,613
73		Courier Corp	847
1,513		Covanta Holding Corp	24,556
167	*	CRA International, Inc	4,212
567		Deluxe Corp	13,279
365	*	Dolan Media Co	3,325
647		Dun & Bradstreet Corp	54,820
161	*	Encore Capital Group, Inc	3,631
904	*	EnergySolutions, Inc	4,430
236	*,e	EnerNOC, Inc	1,699
269		Ennis, Inc	4,256
1,500		Equifax, Inc	66,390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

172	*	Exponent, Inc	$8,345
148	*	Franklin Covey Co	1,393
571	*	FTI Consulting, Inc	21,424
190	*	Fuel Tech, Inc	1,037
387		G & K Services, Inc (Class A)	13,235
772	*	Geo Group, Inc	14,676
191	*	GP Strategies Corp	3,343
825		Healthcare Services Group	17,548
200		Heidrick & Struggles International, Inc	4,406
380	*	Heritage-Crystal Clean, Inc	7,581
700		Herman Miller, Inc	16,072
270	*	Hill International, Inc	1,061
567		HNI Corp	15,734
376	*	Hudson Highland Group, Inc	2,023
279	*	Huron Consulting Group, Inc	10,479
209	*	ICF International, Inc	5,302
1,150	*	ICO Global Communications Holdings Ltd	3,001
675	*	IHS, Inc (Class A)	63,214
259	*,e	Innerworkings, Inc	3,017
597		Interface, Inc (Class A)	8,328
110		Intersections, Inc	1,406
2,177		Iron Mountain, Inc	62,698
343	*	KAR Auction Services, Inc	5,560
300	e	Kelly Services, Inc (Class A)	4,797
366	*	Kforce, Inc	5,453
300		Kimball International, Inc (Class B)	2,073
546		Knoll, Inc	9,085
500	*	Korn/Ferry International	8,375
1,074		Manpower, Inc	50,875
274		McGrath RentCorp	8,798
802	*	Metalico, Inc	3,425
352		Mine Safety Appliances Co	14,460
172	*	Mistras Group, Inc	4,097
400	*	Mobile Mini, Inc	8,448
105		Multi-Color Corp	2,364
631	*	Navigant Consulting, Inc	8,777
1,006	*	Nielsen Holdings NV	30,321
113		NL Industries, Inc	1,684
817	*,e	Odyssey Marine Exploration, Inc	2,533
282	*	On Assignment, Inc	4,927
2,321	e	Pitney Bowes, Inc	40,803
205	*	Portfolio Recovery Associates, Inc	14,703
313	e	Quad	4,351
2,582	e	R.R. Donnelley & Sons Co	31,991
4,138		Republic Services, Inc	126,457
514		Resources Connection, Inc	7,222
1,798		Robert Half International, Inc	54,479
772		Rollins, Inc	16,428
120	*	RPX Corp	2,035
100		Schawk, Inc (Class A)	1,251
241	*,e	School Specialty, Inc	853
189	*	Standard Parking Corp	3,875
838		Steelcase, Inc (Class A)	8,045
1,145	*	Stericycle, Inc	95,768
460	*	SYKES Enterprises, Inc	7,268
390	*	Team, Inc	12,070
728	*	Tetra Tech, Inc	19,190
159	*	TMS International Corp	1,924
712		Towers Watson & Co	47,042
220	*	TRC Cos, Inc	1,344
550	*	TrueBlue, Inc	9,834
330		Unifirst Corp	20,311
612		United Stationers, Inc	18,990
1,477	*	Verisk Analytics, Inc	69,375
263		Viad Corp	5,110
48		VSE Corp	1,191
1,413		Waste Connections, Inc	45,965
6,088		Waste Management, Inc	212,836

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,901,597

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.4%
479	e	American Greetings Corp (Class A)	$7,348
148	*	Arctic Cat, Inc	6,339
719	*	Ascena Retail Group, Inc	31,866
1,108	*	Beazer Homes USA, Inc	3,601
75		Blyth, Inc	5,612
1,127		Brunswick Corp	29,020
806	e	Callaway Golf Co	5,449
695	*	Carter’s, Inc	34,590
72	*	Cavco Industries, Inc	3,354
65		Cherokee, Inc	740
3,740		Coach, Inc	289,027
137	e	Columbia Sportswear Co	6,501
1,444	*	CROCS, Inc	30,208
46		CSS Industries, Inc	895
474	*	Deckers Outdoor Corp	29,886
67	*	Delta Apparel, Inc	1,101
3,350		DR Horton, Inc	50,819
279	e	Ethan Allen Interiors, Inc	7,064
683	*	Fossil, Inc	90,142
642	*	Furniture Brands International, Inc	1,079
1,360	*,e	Garmin Ltd	63,852
205	*	G-III Apparel Group Ltd	5,826
1,141	*	Hanesbrands, Inc	33,705
852		Harman International Industries, Inc	39,882
1,546		Hasbro, Inc	56,769
334	*	Helen of Troy Ltd	11,359
988	*,e	Hovnanian Enterprises, Inc (Class A)	2,421
870	*	Iconix Brand Group, Inc	15,121
429	*	iRobot Corp	11,694
311	e	Jakks Pacific, Inc	5,427
1,231		Jarden Corp	49,523
1,084		Jones Apparel Group, Inc	13,615
919	e	KB Home	8,179
100	*	Kenneth Cole Productions, Inc (Class A)	1,610
330	*,e	K-Swiss, Inc (Class A)	1,353
628	*	La-Z-Boy, Inc	9,395
256	*	Leapfrog Enterprises, Inc	2,140
1,780		Leggett & Platt, Inc	40,958
1,951	e	Lennar Corp (Class A)	53,028
193	*	Libbey, Inc	2,497
112		Lifetime Brands, Inc	1,259
1,307	*,e	Liz Claiborne, Inc	17,462
385	*	M/I Homes, Inc	4,759
300	*	Maidenform Brands, Inc	6,753
4,516		Mattel, Inc	152,008
441		MDC Holdings, Inc	11,373
377	*	Meritage Homes Corp	10,202
650	*	Michael Kors Holdings Ltd	30,283
664	*	Mohawk Industries, Inc	44,163
200		Movado Group, Inc	4,910
3,613		Newell Rubbermaid, Inc	64,347
4,577		Nike, Inc (Class B)	496,330
74	*	NVR, Inc	53,748
200		Oxford Industries, Inc	10,164
161	*	Perry Ellis International, Inc	3,006
741		Phillips-Van Heusen Corp	66,194
804		Polaris Industries, Inc	58,009
567		Pool Corp	21,217
4,066	*	Pulte Homes, Inc	35,984
1,598	*	Quiksilver, Inc	6,456
770		Ralph Lauren Corp	134,234
101		RG Barry Corp	1,232
506		Ryland Group, Inc	9,756
1,213	*,e	Sealy Corp	2,450
403	*	Skechers U.S.A., Inc (Class A)	5,126
100		Skyline Corp	765
635	*	Smith & Wesson Holding Corp	4,921
1,250	*,e	Standard-Pacific Corp	5,575

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	*	Steinway Musical Instruments, Inc	$2,500
420	*	Steven Madden Ltd	17,955
228		Sturm Ruger & Co, Inc	11,195
875	*	Tempur-Pedic International, Inc	73,876
1,740	*	Toll Brothers, Inc	41,743
304	*	True Religion Apparel, Inc	8,330
822		Tupperware Corp	52,197
502	*	Under Armour, Inc (Class A)	47,188
340	*	Unifi, Inc	3,284
166	*	Universal Electronics, Inc	3,317
246	*,e	Vera Bradley, Inc	7,427
1,115		VF Corp	162,768
515	*	Warnaco Group, Inc	30,076
60		Weyco Group, Inc	1,422
946		Whirlpool Corp	72,710
600		Wolverine World Wide, Inc	22,308
247	*,e	Zagg, Inc	2,626

		TOTAL CONSUMER DURABLES & APPAREL	2,886,603

CONSUMER SERVICES - 2.4%
208	*	AFC Enterprises	3,528
184		Ambassadors Group, Inc	984
224	*	American Public Education, Inc	8,512
660		Ameristar Casinos, Inc	12,296
1,498	*	Apollo Group, Inc (Class A)	57,883
146	*	Archipelago Learning, Inc	1,624
159	*	Ascent Media Corp (Series A)	7,519
701	*	Bally Technologies, Inc	32,772
170		Benihana, Inc	2,218
298	*	BJ’s Restaurants, Inc	15,004
379		Bob Evans Farms, Inc	14,296
704	*,e	Boyd Gaming Corp	5,519
141	*	Bravo Brio Restaurant Group, Inc	2,814
234	*,e	Bridgepoint Education, Inc	5,792
1,103		Brinker International, Inc	30,388
218	*	Buffalo Wild Wings, Inc	19,770
540	*	Caesars Entertainment Corp	7,960
202	*	Capella Education Co	7,262
812	*	Career Education Corp	6,545
5,514		Carnival Corp	176,889
288		CBRL Group, Inc	16,070
272		CEC Entertainment, Inc	10,312
746	*	Cheesecake Factory	21,925
385	*	Chipotle Mexican Grill, Inc (Class A)	160,930
370	e	Choice Hotels International, Inc	13,816
155		Churchill Downs, Inc	8,664
364	*,e	Coinstar, Inc	23,132
1,059	*	Corinthian Colleges, Inc	4,384
1,697		Darden Restaurants, Inc	86,819
949	*	Denny’s Corp	3,834
854		DeVry, Inc	28,925
223	*	DineEquity, Inc	11,061
767		Domino’s Pizza, Inc	27,842
296	e	Dunkin Brands Group, Inc	8,913
519	*,e	Education Management Corp	7,105
424	*	Gaylord Entertainment Co	13,059
374	*	Grand Canyon Education, Inc	6,642
3,964		H&R Block, Inc	65,287
1,071		Hillenbrand, Inc	24,579
540	*	Hyatt Hotels Corp	23,069
3,723		International Game Technology	62,509
548		International Speedway Corp (Class A)	15,207
474		Interval Leisure Group, Inc	8,248
244	*	Isle of Capri Casinos, Inc	1,723
351	*,e	ITT Educational Services, Inc	23,215
678	*	Jack in the Box, Inc	16,252
738	*	Jamba, Inc	1,528
310	*,e	K12, Inc	7,325
587	*	Krispy Kreme Doughnuts, Inc	4,285

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,873		Las Vegas Sands Corp	$280,539
484	*	Life Time Fitness, Inc	24,476
288		Lincoln Educational Services Corp	2,278
140		Mac-Gray Corp	2,118
200		Marcus Corp	2,510
3,456		Marriott International, Inc (Class A)	130,810
345	*	Marriott Vacations Worldwide Corp	9,836
367		Matthews International Corp (Class A)	11,612
13,260		McDonald’s Corp	1,300,806
4,384	*	MGM Mirage	59,710
200	*	Monarch Casino & Resort, Inc	2,060
510	*	Morgans Hotel Group Co	2,524
322	*	Multimedia Games, Inc	3,529
300	*,e	O’Charleys, Inc	2,952
1,101	*	Orient-Express Hotels Ltd (Class A)	11,230
360	*	Panera Bread Co (Class A)	57,931
263	*	Papa John’s International, Inc	9,905
149	*,e	Peet’s Coffee & Tea, Inc	10,981
929	*	Penn National Gaming, Inc	39,928
277		PF Chang’s China Bistro, Inc	10,947
793	*	Pinnacle Entertainment, Inc	9,127
150	*	Red Robin Gourmet Burgers, Inc	5,578
674		Regis Corp	12,422
1,667		Royal Caribbean Cruises Ltd	49,060
779	*	Ruby Tuesday, Inc	7,112
200	*	Ruth’s Chris Steak House, Inc	1,518
774	*	Scientific Games Corp (Class A)	9,025
2,964		Service Corp International	33,375
646	*	Shuffle Master, Inc	11,370
468		Six Flags Entertainment Corp	21,888
729	*	Sonic Corp	5,599
810		Sotheby’s (Class A)	31,865
164		Speedway Motorsports, Inc	3,063
9,503		Starbucks Corp	531,123
2,434		Starwood Hotels & Resorts Worldwide, Inc	137,302
20	*	Steak N Shake Co	8,057
185	*	Steiner Leisure Ltd	9,034
1,142	e	Stewart Enterprises, Inc (Class A)	6,932
171	e	Strayer Education, Inc	16,122
687		Texas Roadhouse, Inc (Class A)	11,432
250	*	Town Sports International Holdings, Inc	3,157
228		Universal Technical Institute, Inc	3,007
437		Vail Resorts, Inc	18,900
406	e	Weight Watchers International, Inc	31,339
3,949		Wendy’s	19,784
698	*	WMS Industries, Inc	16,564
1,896		Wyndham Worldwide Corp	88,183
840		Wynn Resorts Ltd	104,899
5,916		Yum! Brands, Inc	421,101

		TOTAL CONSUMER SERVICES	4,730,855

DIVERSIFIED FINANCIALS - 5.8%
700		Advance America Cash Advance Centers, Inc	7,343
647	*	Affiliated Managers Group, Inc	72,341
4,393	*	American Capital Ltd	38,087
13,351		American Express Co	772,489
2,781		Ameriprise Financial, Inc	158,879
2,330		Apollo Investment Corp	16,706
2,886		Ares Capital Corp	47,186
341	e	Artio Global Investors, Inc	1,627
136,156		Bank of America Corp	1,303,013
15,755		Bank of New York Mellon Corp	380,168
949		BGC Partners, Inc (Class A)	7,013
678		BlackRock Kelso Capital Corp	6,658
1,100		BlackRock, Inc	225,390
945	*	Broadpoint Securities Group, Inc	1,285
200		Calamos Asset Management, Inc (Class A)	2,622
6,338		Capital One Financial Corp	353,280
47		Capital Southwest Corp	4,444

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400		Cash America International, Inc	$19,172
656		CBOE Holdings, Inc	18,644
13,201		Charles Schwab Corp	189,698
36,926		Citigroup, Inc	1,349,645
841		CME Group, Inc	243,327
207	e	Cohen & Steers, Inc	6,603
398		Compass Diversified Trust	5,887
888	*	Cowen Group, Inc	2,406
82	*	Credit Acceptance Corp	8,283
22		Diamond Hill Investment Group, Inc	1,620
7,038		Discover Financial Services	234,647
450	*	Dollar Financial Corp	8,491
332		Duff & Phelps Corp	5,159
3,332	*	E*Trade Financial Corp	36,485
1,406		Eaton Vance Corp	40,183
160		Epoch Holding Corp	3,821
186		Evercore Partners, Inc (Class A)	5,407
545	*	Ezcorp, Inc (Class A)	17,688
653	*	FBR Capital Markets Corp	1,678
1,409	e	Federated Investors, Inc (Class B)	31,576
834	e	Fifth Street Finance Corp	8,140
474	*	Financial Engines, Inc	10,599
363	*	First Cash Financial Services, Inc	15,569
641	*	First Marblehead Corp	782
1,865		Franklin Resources, Inc	231,316
80	e	Friedman Billings Ramsey Group, Inc (Class A)	1,776
215	e	FXCM, Inc	2,793
69		GAMCO Investors, Inc (Class A)	3,423
704		GFI Group, Inc	2,647
239		Gladstone Capital Corp	1,938
252		Gladstone Investment Corp	1,908
6,621		Goldman Sachs Group, Inc	823,454
92	e	Golub Capital BDC, Inc	1,405
276	*,e	Green Dot Corp	7,319
354	e	Greenhill & Co, Inc	15,449
322	*	Harris & Harris Group, Inc	1,336
426		Hercules Technology Growth Capital, Inc	4,720
225	*	HFF, Inc (Class A)	3,706
2,930	*	Imperial Holdings, Inc	7,823
441		Interactive Brokers Group, Inc (Class A)	7,497
960	*	IntercontinentalExchange, Inc	131,923
153	*	International Assets Holding Corp	3,228
405	*	Internet Capital Group, Inc	3,625
5,995		Invesco Ltd	159,887
524	*	Investment Technology Group, Inc	6,267
2,369		iShares Russell 3000 Index Fund	197,290
2,289		Janus Capital Group, Inc	20,395
1,634	e	Jefferies Group, Inc	30,785
173		JMP Group, Inc	1,277
50,632		JPMorgan Chase & Co	2,328,059
422		KBW, Inc	7,807
1,888	*	Knight Capital Group, Inc (Class A)	24,299
240		Kohlberg Capital Corp	1,658
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	2,036
1,377		Lazard Ltd (Class A)	39,327
1,957		Legg Mason, Inc	54,659
2,393		Leucadia National Corp	62,457
425	*	LPL Investment Holdings, Inc	16,124
250	e	Main Street Capital Corp	6,158
383		MarketAxess Holdings, Inc	14,282
102		Marlin Business Services Corp	1,536
778		MCG Capital Corp	3,307
175		Medallion Financial Corp	1,953
2,471		Moody’s Corp	104,029
19,595		Morgan Stanley	384,846
1,492	*	MSCI, Inc (Class A)	54,921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

407		MVC Capital, Inc	$5,344
1,637	*	Nasdaq Stock Market, Inc	42,398
320		Nelnet, Inc (Class A)	8,291
370	*	Netspend Holdings, Inc	2,871
341	*	NewStar Financial, Inc	3,792
300		NGP Capital Resources Co	1,965
120		Nicholas Financial, Inc	1,583
2,854		Northern Trust Corp	135,422
3,386		NYSE Euronext	101,614
116		Oppenheimer Holdings, Inc	2,013
385		PennantPark Investment Corp	4,004
639	*	PHH Corp	9,885
272	*	Pico Holdings, Inc	6,378
236	*	Piper Jaffray Cos	6,282
1,269	e	Prospect Capital Corp	13,934
90		Pzena Investment Management, Inc (Class A)	526
1,266		Raymond James Financial, Inc	46,247
219	*	Safeguard Scientifics, Inc	3,767
209		Sanders Morris Harris Group, Inc	1,381
1,802		SEI Investments Co	37,283
6,789		SLM Corp	106,995
456		Solar Capital Ltd	10,064
6,419		State Street Corp	292,065
676	*	Stifel Financial Corp	25,580
289		SWS Group, Inc	1,653
3,302		T Rowe Price Group, Inc	215,621
2,921		TD Ameritrade Holding Corp	57,661
104		THL Credit, Inc	1,337
330		TICC Capital Corp	3,214
517		Triangle Capital Corp	10,211
56	*	Virtus Investment Partners, Inc	4,804
1,037		Waddell & Reed Financial, Inc (Class A)	33,609
288		Walter Investment Management Corp	6,494
61		Westwood Holdings Group, Inc	2,363
199	*,e	World Acceptance Corp	12,189

		TOTAL DIVERSIFIED FINANCIALS	11,663,526

ENERGY - 10.4%
2,642	*,e	Abraxas Petroleum Corp	8,243
142		Alon USA Energy, Inc	1,285
2,853	*	Alpha Natural Resources, Inc	43,394
218	*,e	Amyris Biotechnologies, Inc	1,129
6,322		Anadarko Petroleum Corp	495,265
4,805		Apache Corp	482,614
180	e	APCO Argentina, Inc	12,271
503	*,e	Approach Resources, Inc	18,586
2,629		Arch Coal, Inc	28,157
643	*,e	ATP Oil & Gas Corp	4,726
675	*	Atwood Oceanics, Inc	30,301
5,512		Baker Hughes, Inc	231,173
369	*	Basic Energy Services, Inc	6,402
617		Berry Petroleum Co (Class A)	29,079
553	*	Bill Barrett Corp	14,384
340	*	Bonanza Creek Energy, Inc	7,429
1,271	*,e	BPZ Energy, Inc	5,122
433		Bristow Group, Inc	20,667
144	*,e	C&J Energy Services, Inc	2,562
2,580		Cabot Oil & Gas Corp	80,419
1,143	*	Cal Dive International, Inc	3,772
354	*	Callon Petroleum Co	2,227
3,069	*	Cameron International Corp	162,135
235	e	CARBO Ceramics, Inc	24,781
483	*	Carrizo Oil & Gas, Inc	13,650
1,605	*,e	Cheniere Energy, Inc	24,043
8,437		Chesapeake Energy Corp	195,485
25,636		Chevron Corp	2,749,205
1,064		Cimarex Energy Co	80,300

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

90	*	Clayton Williams Energy, Inc	$7,150
485	*,e	Clean Energy Fuels Corp	10,321
755	*	Cloud Peak Energy, Inc	12,027
1,471	*	Cobalt International Energy, Inc	44,174
599	*	Comstock Resources, Inc	9,482
1,328	*	Concho Resources, Inc	135,562
16,951		ConocoPhillips	1,288,446
2,815		Consol Energy, Inc	95,992
151	*	Contango Oil & Gas Co	8,895
495	*	Continental Resources, Inc	42,481
598		Core Laboratories NV	78,679
456		Crosstex Energy, Inc	6,448
1,093	*	CVR Energy, Inc	29,238
80	*	Dawson Geophysical Co	2,748
69		Delek US Holdings, Inc	1,070
4,935	*	Denbury Resources, Inc	89,965
5,375	*	Devon Energy Corp	382,270
449	e	DHT Maritime, Inc	431
939	e	Diamond Offshore Drilling, Inc	62,678
994	*	Dresser-Rand Group, Inc	46,112
416	*	Dril-Quip, Inc	27,048
9,820		El Paso Corp	290,181
780	*	Endeavour International Corp	9,243
866		Energen Corp	42,564
354	*	Energy Partners Ltd	5,880
938	*	Energy XXI Bermuda Ltd	33,871
3,401		EOG Resources, Inc	377,851
1,668		Equitable Resources, Inc	80,414
1,767	e	EXCO Resources, Inc	11,715
747	*	Exterran Holdings, Inc	9,853
62,804		Exxon Mobil Corp	5,446,991
3,113	*	FMC Technologies, Inc	156,957
1,348	*	Forest Oil Corp	16,338
743	e	Frontline Ltd	5,714
386	*	FX Energy, Inc	2,100
1,809	*	Gastar Exploration Ltd	5,409
2,410	*,e	Geokinetics, Inc	4,242
387	*	Georesources, Inc	12,670
690	*	Global Geophysical Services, Inc	7,321
1,500	*,e	GMX Resources, Inc	1,905
457	e	Golar LNG Ltd	17,389
321	*,e	Goodrich Petroleum Corp	6,105
143	*	Green Plains Renewable Energy, Inc	1,543
190		Gulf Island Fabrication, Inc	5,561
287	*	Gulfmark Offshore, Inc	13,191
484	*	Gulfport Energy Corp	14,094
11,611		Halliburton Co	385,369
978	*	Harvest Natural Resources, Inc	6,924
954	*,e	Heckmann Corp	4,112
1,341	*	Helix Energy Solutions Group, Inc	23,870
1,186		Helmerich & Payne, Inc	63,985
1,501	*	Hercules Offshore, Inc	7,100
3,861		Hess Corp	227,606
2,482		Holly Corp	79,796
441	*	Hornbeck Offshore Services, Inc	18,535
220	e	Houston American Energy Corp	1,148
4,662	*,e	Hyperdynamics Corp	6,014
1,704	*	ION Geophysical Corp	10,991
13	*,e	Isramco, Inc	1,136
420	*,e	James River Coal Co	2,150
1,861	*	Key Energy Services, Inc	28,752
2,124	e	Kinder Morgan, Inc	82,093
134	*,e	KiOR, Inc (Class A)	1,792
185	e	Knightsbridge Tankers Ltd	2,660
3,714	*	Kodiak Oil & Gas Corp	36,991
409	*	Kosmos Energy LLC	5,415

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192	*	L&L Energy, Inc	$470
300	*	Laredo Petroleum Holdings, Inc	7,032
400		Lufkin Industries, Inc	32,260
1,790	*,e	Magnum Hunter Resources Corp	11,474
8,804		Marathon Oil Corp	279,087
4,611		Marathon Petroleum Corp	199,933
440	*	Matrix Service Co	6,164
2,913	*	McDermott International, Inc	37,316
1,294	*,e	McMoRan Exploration Co	13,846
1,226	*,e	Miller Petroleum, Inc	5,174
120	*	Mitcham Industries, Inc	2,695
2,424		Murphy Oil Corp	136,398
3,568	*	Nabors Industries Ltd	62,404
5,376		National Oilwell Varco, Inc	427,231
136	*	Natural Gas Services Group, Inc	1,795
1,672	*	Newfield Exploration Co	57,985
1,250	*	Newpark Resources, Inc	10,238
2,265		Noble Energy, Inc	221,472
562	e	Nordic American Tanker Shipping	8,925
746	*,e	Northern Oil And Gas, Inc	15,472
743	*	Oasis Petroleum, Inc	22,907
10,329		Occidental Petroleum Corp	983,631
1,326		Oceaneering International, Inc	71,458
637	*	Oil States International, Inc	49,724
443	e	Overseas Shipholding Group, Inc	5,595
42	*	OYO Geospace Corp	4,424
4,228	*,e	Pacific Asia Petroleum, Inc	4,228
85		Panhandle Oil and Gas, Inc (Class A)	2,506
1,722	*	Parker Drilling Co	10,280
1,236	*,e	Patriot Coal Corp	7,713
1,923		Patterson-UTI Energy, Inc	33,249
3,378		Peabody Energy Corp	97,827
551		Penn Virginia Corp	2,507
403	*	Petroleum Development Corp	14,947
815	*,e	Petroquest Energy, Inc	5,004
149	*	PHI, Inc	3,449
568	*	Pioneer Drilling Co	4,998
1,592		Pioneer Natural Resources Co	177,651
1,560	*	Plains Exploration & Production Co	66,534
2,161		Questar Market Resources, Inc	65,911
1,420	*,e	Quicksilver Resources, Inc	7,157
2,070		Range Resources Corp	120,350
2,606	*	Rentech, Inc	5,421
460	*,e	Resolute Energy Corp	5,235
494	*,e	Rex Energy Corp	5,276
92	*	Rex Stores Corp	2,824
657	*	Rosetta Resources, Inc	32,035
1,533	*	Rowan Cos, Inc	50,482
758	e	RPC, Inc	8,037
5,100	*	SandRidge Energy, Inc	39,933
17,322		Schlumberger Ltd	1,211,327
156	*	Scorpio Tankers, Inc	1,101
272		SEACOR Holdings, Inc	26,052
517	*	SemGroup Corp	15,065
482	e	Ship Finance International Ltd	7,375
135	*,e	Solazyme, Inc	1,975
4,325	*	Southwestern Energy Co	132,345
8,242		Spectra Energy Corp	260,035
844		St. Mary Land & Exploration Co	59,730
539	*	Stone Energy Corp	15,410
1,505		Sunoco, Inc	57,416
1,826	*	Superior Energy Services	48,133
514	*	Swift Energy Co	14,921
5,451	*,e	Syntroleum Corp	5,260
200		Targa Resources Investments, Inc	9,090
480		Teekay Corp	16,680
320		Teekay Tankers Ltd (Class A)	1,942

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364	*	Tesco Corp	$5,165
1,783	*	Tesoro Corp	47,856
974	*	Tetra Technologies, Inc	9,175
645		Tidewater, Inc	34,843
522	*,e	Triangle Petroleum Corp	3,602
1,944	*	Ultra Petroleum Corp	43,993
300	*	Union Drilling, Inc	1,668
488	*	Unit Corp	20,867
4,023	*,e	Uranerz Energy Corp	10,138
1,254	*,e	Uranium Energy Corp	4,891
1,160	*,e	Uranium Resources, Inc	1,055
1,290	*,e	Ur-Energy, Inc	1,574
1,472	*,e	USEC, Inc	1,560
621	*	Vaalco Energy, Inc	5,868
7,139		Valero Energy Corp	183,972
5,036	*	Vantage Drilling Co	8,058
231	*	Venoco, Inc	2,504
580	*,e	Voyager Oil & Gas, Inc	1,409
414		W&T Offshore, Inc	8,727
580	*	Warren Resources, Inc	1,891
925	e	Western Refining, Inc	17,409
125	*	Westmoreland Coal Co	1,396
1,408	*	Whiting Petroleum Corp	76,454
1,032	*	Willbros Group, Inc	3,344
7,343		Williams Cos, Inc	226,238
874		World Fuel Services Corp	35,834
2,447	*	WPX Energy, Inc	44,070
310	*,e	Zion Oil & Gas, Inc	818

		TOTAL ENERGY	20,872,464

FOOD & STAPLES RETAILING - 1.9%
207		Andersons, Inc	10,079
15		Arden Group, Inc (Class A)	1,363
496		Casey’s General Stores, Inc	27,508
300	*	Chefs’ Warehouse Holdings, Inc	6,942
5,551		Costco Wholesale Corp	504,031
17,217		CVS Corp	771,322
350	*	Fresh Market, Inc	16,782
610		Harris Teeter Supermarkets, Inc	24,461
100		Ingles Markets, Inc (Class A)	1,764
7,493		Kroger Co	181,555
180		Nash Finch Co	5,116
248	*	Pantry, Inc	3,226
278		Pricesmart, Inc	20,241
7,015	*	Rite Aid Corp	12,206
3,300	e	Safeway, Inc	66,693
217		Spartan Stores, Inc	3,932
2,554	e	Supervalu, Inc	14,583
91	*	Susser Holdings Corp	2,336
7,360		Sysco Corp	219,770
668	*	United Natural Foods, Inc	31,169
77		Village Super Market (Class A)	2,432
11,632		Walgreen Co	389,556
22,660		Wal-Mart Stores, Inc	1,386,792
133		Weis Markets, Inc	5,799
2,003		Whole Foods Market, Inc	166,650

		TOTAL FOOD & STAPLES RETAILING	3,876,308

FOOD, BEVERAGE & TOBACCO - 5.3%
100	e	Alico, Inc	2,311
1,062	*	Alliance One International, Inc	4,004
26,600		Altria Group, Inc	821,142
8,592		Archer Daniels Midland Co	272,023
571		B&G Foods, Inc (Class A)	12,853
1,922		Beam, Inc	112,571
100	*,e	Boston Beer Co, Inc (Class A)	10,679
1,312		Brown-Forman Corp (Class B)	109,408

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,858		Bunge Ltd	$127,162
125	e	Calavo Growers, Inc	3,347
200	e	Cal-Maine Foods, Inc	7,652
2,410	e	Campbell Soup Co	81,578
841	*,e	Central European Distribution Corp	4,297
536	*	Chiquita Brands International, Inc	4,711
77		Coca-Cola Bottling Co Consolidated	4,831
25,184		Coca-Cola Co	1,863,868
4,042		Coca-Cola Enterprises, Inc	115,601
5,228		ConAgra Foods, Inc	137,287
2,181	*	Constellation Brands, Inc (Class A)	51,450
949		Corn Products International, Inc	54,710
1,454	*	Darling International, Inc	25,329
2,171	*	Dean Foods Co	26,291
262	e	Diamond Foods, Inc	5,979
433	*,e	Dole Food Co, Inc	4,321
2,800	e	Dr Pepper Snapple Group, Inc	112,588
200	*,e	Farmer Bros Co	2,178
1,420		Flowers Foods, Inc	28,925
476		Fresh Del Monte Produce, Inc	10,872
8,088		General Mills, Inc	319,072
1,528	*,e	Green Mountain Coffee Roasters, Inc	71,572
38		Griffin Land & Nurseries, Inc (Class A)	1,004
4,098		H.J. Heinz Co	219,448
490	*	Hain Celestial Group, Inc	21,467
1,934		Hershey Co	118,612
1,898		Hormel Foods Corp	56,029
125	e	Imperial Sugar Co	586
192		J&J Snack Foods Corp	10,072
1,442		J.M. Smucker Co	117,321
3,183		Kellogg Co	170,704
20,996		Kraft Foods, Inc (Class A)	798,058
260		Lancaster Colony Corp	17,280
591		Lance, Inc	15,277
101	e	Limoneira Co	1,706
1,787		Lorillard, Inc	231,381
1,734		McCormick & Co, Inc	94,382
2,624		Mead Johnson Nutrition Co	216,428
1,727		Molson Coors Brewing Co (Class B)	78,147
1,740	*	Monster Beverage Corp	108,037
129		National Beverage Corp	2,069
245	*	Omega Protein Corp	1,864
20,175		PepsiCo, Inc	1,338,611
22,598		Philip Morris International, Inc	2,002,409
707	*,e	Pilgrim’s Pride Corp	5,274
375	*	Post Holdings, Inc	12,349
751	*	Ralcorp Holdings, Inc	55,642
4,216		Reynolds American, Inc	174,711
272	e	Sanderson Farms, Inc	14,424
7,390		Sara Lee Corp	159,107
77	*	Seneca Foods Corp	2,028
718	*	Smart Balance, Inc	4,746
2,062	*	Smithfield Foods, Inc	45,426
1,331	*,e	Star Scientific, Inc	4,365
215	*,e	Synutra International, Inc	1,264
402	e	Tootsie Roll Industries, Inc	9,203
511	*	TreeHouse Foods, Inc	30,404
3,645		Tyson Foods, Inc (Class A)	69,802
302		Universal Corp	14,073
797	e	Vector Group Ltd	14,123

		TOTAL FOOD, BEVERAGE & TOBACCO	10,646,445

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
247	*	Abaxis, Inc	7,195
400	*,e	Abiomed, Inc	8,876
501	*,e	Accretive Health, Inc	10,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

682	*	Accuray, Inc	$4,815
4,718		Aetna, Inc	236,655
204	*	Air Methods Corp	17,799
700	*	Align Technology, Inc	19,285
312	*	Alliance Imaging, Inc	468
2,366	*	Allscripts Healthcare Solutions, Inc	39,276
72	*	Almost Family, Inc	1,873
620	*	Alphatec Holdings, Inc	1,469
341	*	Amedisys, Inc	4,931
546	*	Amerigroup Corp	36,735
3,407		AmerisourceBergen Corp	135,190
357	*	AMN Healthcare Services, Inc	2,163
451	*	Amsurg Corp	12,619
150		Analogic Corp	10,131
275	*	Angiodynamics, Inc	3,369
844	*,e	Antares Pharma, Inc	2,726
325	*	Arthrocare Corp	8,726
264		Assisted Living Concepts, Inc (A Shares)	4,385
527	*,e	athenahealth, Inc	39,061
170	*	AtriCure, Inc	1,691
18		Atrion Corp	3,784
1,156		Bard (C.R.), Inc	114,120
7,138		Baxter International, Inc	426,710
2,804		Becton Dickinson & Co	217,731
358	*,e	Biolase Technology, Inc	970
412	*,e	Bio-Reference Labs, Inc	9,686
496	*	BioScrip, Inc	3,368
18,988	*	Boston Scientific Corp	113,548
1,200	*	Brookdale Senior Living, Inc	22,464
219		Cantel Medical Corp	5,495
236	*	Capital Senior Living Corp	2,181
4,480		Cardinal Health, Inc	193,133
291	*	CardioNet, Inc	896
160	*	Cardiovascular Systems, Inc	1,480
2,778	*	CareFusion Corp	72,034
560	*	Catalyst Health Solutions, Inc	35,689
593	*	Centene Corp	29,039
1,874	*	Cerner Corp	142,724
449	*,e	Cerus Corp	1,805
281		Chemed Corp	17,613
128	*	Chindex International, Inc	1,216
3,627		Cigna Corp	178,630
1,183	*	Community Health Systems, Inc	26,310
185		Computer Programs & Systems, Inc	10,456
342	*,e	Conceptus, Inc	4,918
450		Conmed Corp	13,441
574		Cooper Cos, Inc	46,902
90	*	Corvel Corp	3,590
1,774		Coventry Health Care, Inc	63,101
6,179		Covidien plc	337,868
296	*	Cross Country Healthcare, Inc	1,483
253	*	CryoLife, Inc	1,333
327	*	Cyberonics, Inc	12,468
85	*	Cynosure, Inc (Class A)	1,518
1,187	*	DaVita, Inc	107,032
545	*,e	Delcath Systems, Inc	1,711
1,806		Dentsply International, Inc	72,475
689	*	DexCom, Inc	7,186
112	*	DynaVox, Inc	345
1,486	*	Edwards Lifesciences Corp	108,077
280	*	Emeritus Corp	4,945
536	*	Endologix, Inc	7,852
270		Ensign Group, Inc	7,333
78	*	Exactech, Inc	1,236
338	*	EXamWorks, Inc	4,198
6,211	*	Express Scripts, Inc	336,512
374	*	Five Star Quality Care, Inc	1,275

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

645	*	Gen-Probe, Inc	$42,834
456	*	Gentiva Health Services, Inc	3,985
269	*	Greatbatch, Inc	6,596
360	*	Haemonetics Corp	25,085
414	*	Hanger Orthopedic Group, Inc	9,050
191	*,e	Hansen Medical, Inc	573
1,625		HCA Holdings, Inc	40,203
3,008	*	Health Management Associates, Inc (Class A)	20,214
1,131	*	Health Net, Inc	44,923
1,191	*	Healthsouth Corp	24,392
190	*	HealthStream, Inc	4,406
402	*	Healthways, Inc	2,959
149	*,e	HeartWare International, Inc	9,788
1,245	*	Henry Schein, Inc	94,222
759		Hill-Rom Holdings, Inc	25,358
1,005	*	HMS Holdings Corp	31,366
3,249	*	Hologic, Inc	70,016
2,092		Humana, Inc	193,468
154	*	ICU Medical, Inc	7,571
720	*	Idexx Laboratories, Inc	62,964
573	*	Insulet Corp	10,967
289	*	Integra LifeSciences Holdings Corp	10,025
507	*	Intuitive Surgical, Inc	274,667
316		Invacare Corp	5,236
1,041	*	Inverness Medical Innovations, Inc	27,076
220	*	IPC The Hospitalist Co, Inc	8,120
205	*	IRIS International, Inc	2,770
66		Kensey Nash Corp	1,931
613	*	Kindred Healthcare, Inc	5,296
1,245	*	Laboratory Corp of America Holdings	113,967
174		Landauer, Inc	9,226
267	*	LHC Group, Inc	4,948
654	*	LifePoint Hospitals, Inc	25,794
1,219		Lincare Holdings, Inc	31,548
430	*	Magellan Health Services, Inc	20,988
397	*,e	MAKO Surgical Corp	16,734
611		Masimo Corp	14,285
3,212		McKesson Corp	281,917
486	*	MedAssets, Inc	6,396
5,081	*	Medco Health Solutions, Inc	357,194
147	*	Medical Action Industries, Inc	841
231	*	Medidata Solutions, Inc	6,154
13,672		Medtronic, Inc	535,806
1,254	*,e	Merge Healthcare, Inc	7,336
489		Meridian Bioscience, Inc	9,477
387	*	Merit Medical Systems, Inc	4,807
493	*	Metropolitan Health Networks, Inc	4,619
390	*	MModal, Inc	4,115
349	*	Molina Healthcare, Inc	11,737
131	*	MWI Veterinary Supply, Inc	11,528
100		National Healthcare Corp	4,556
316	*	Natus Medical, Inc	3,770
250	*	Neogen Corp	9,767
1,084	*,e	Neoprobe Corp	3,556
472	*	NuVasive, Inc	7,948
742	*	NxStage Medical, Inc	14,298
1,451		Omnicare, Inc	51,612
387	*	Omnicell, Inc	5,886
360	*	OraSure Technologies, Inc	4,136
181	*	Orthofix International NV	6,802
754		Owens & Minor, Inc	22,929
200	*	Palomar Medical Technologies, Inc	1,868
1,289		Patterson Cos, Inc	43,053
598	*	Pediatrix Medical Group, Inc	44,473
373	*	PharMerica Corp	4,636
97	*	Providence Service Corp	1,505
731	*	PSS World Medical, Inc	18,524
452		Quality Systems, Inc	19,766
1,981		Quest Diagnostics, Inc	121,138
333	*,e	Quidel Corp	6,117
380	*	RadNet, Inc	1,208

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,903	*	Resmed, Inc	$58,822
198	*,e	Rockwell Medical Technologies, Inc	1,873
611	*	RTI Biologics, Inc	2,261
599	*,e	Select Medical Holdings Corp	4,606
694	*	Sirona Dental Systems, Inc	35,769
246	*	Skilled Healthcare Group, Inc (Class A)	1,884
685	*	Solta Medical, Inc	2,076
330	*	Spectranetics Corp	3,432
4,088		St. Jude Medical, Inc	181,139
407	*	Staar Surgical Co	4,408
300	*	Stereotaxis, Inc	195
745		STERIS Corp	23,557
4,025		Stryker Corp	223,307
199	*	Sun Healthcare Group, Inc	1,361
1,257	*,e	Sunrise Senior Living, Inc	7,944
147	*	SurModics, Inc	2,259
849	*	SXC Health Solutions Corp	63,641
376	*	Symmetry Medical, Inc	2,658
280	*	Synergetics USA, Inc	1,820
332	*	Team Health Holdings, Inc	6,826
484		Teleflex, Inc	29,597
5,785	*	Tenet Healthcare Corp	30,718
682	*	Thoratec Corp	22,990
128	*	Tornier BV	3,290
76	*,e	Transcend Services, Inc	2,230
246	*	Triple-S Management Corp (Class B)	5,683
584	*,e	Unilife Corp	2,371
13,767		UnitedHealth Group, Inc	811,427
417		Universal American Corp	4,495
1,112		Universal Health Services, Inc (Class B)	46,604
260	*,e	Uroplasty, Inc	783
133		US Physical Therapy, Inc	3,066
376	*	Vanguard Health Systems, Inc	3,707
1,505	*	Varian Medical Systems, Inc	103,785
200	*	Vascular Solutions, Inc	2,158
1,033	*	VCA Antech, Inc	23,976
603	*	Volcano Corp	17,095
530	*	WellCare Health Plans, Inc	38,096
4,565		WellPoint, Inc	336,897
397		West Pharmaceutical Services, Inc	16,884
456	*	Wright Medical Group, Inc	8,810
68		Young Innovations, Inc	2,103
2,443		Zimmer Holdings, Inc	157,036
255	*	Zoll Medical Corp	23,621

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,657,610

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,392		Avon Products, Inc	104,389
798	*	Central Garden and Pet Co (Class A)	7,685
1,786		Church & Dwight Co, Inc	87,853
1,657		Clorox Co	113,919
6,223		Colgate-Palmolive Co	608,485
350	*	Elizabeth Arden, Inc	12,243
867	*	Energizer Holdings, Inc	64,314
2,834		Estee Lauder Cos (Class A)	175,538
204	e	Female Health Co	1,106
1,488		Herbalife Ltd	102,404
140		Inter Parfums, Inc	2,197
5,072		Kimberly-Clark Corp	374,770
152	*,e	Medifast, Inc	2,654
140	*,e	Nature’s Sunshine Products, Inc	2,243
679		Nu Skin Enterprises, Inc (Class A)	39,321
127	*	Nutraceutical International Corp	1,849
63		Oil-Dri Corp of America	1,341
621	*	Prestige Brands Holdings, Inc	10,855
35,579		Procter & Gamble Co	2,391,265
238	*	Revlon, Inc (Class A)	4,105
217	*	Spectrum Brands, Inc	7,586
92	*,e	USANA Health Sciences, Inc	3,434
314		WD-40 Co	14,240

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,133,796

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.6%
4,285		ACE Ltd	$313,662
5,947		Aflac, Inc	273,503
182	*	Alleghany Corp	59,896
599		Allied World Assurance Co Holdings Ltd	41,133
6,498		Allstate Corp	213,914
629	e	American Equity Investment Life Holding Co	8,032
1,036		American Financial Group, Inc	39,969
5,720	*	American International Group, Inc	176,348
85		American National Insurance Co	6,164
118	*	American Safety Insurance Holdings Ltd	2,224
202	*	Amerisafe, Inc	4,997
294	e	Amtrust Financial Services, Inc	7,903
4,185		AON Corp	205,316
1,780	*	Arch Capital Group Ltd	66,287
374		Argo Group International Holdings Ltd	11,171
1,551		Arthur J. Gallagher & Co	55,433
961		Aspen Insurance Holdings Ltd	26,850
1,198		Assurant, Inc	48,519
2,211		Assured Guaranty Ltd	36,526
1,609		Axis Capital Holdings Ltd	53,371
125		Baldwin & Lyons, Inc (Class B)	2,798
22,243	*	Berkshire Hathaway, Inc (Class B)	1,805,019
1,536		Brown & Brown, Inc	36,526
3,366		Chubb Corp	232,624
1,758		Cincinnati Financial Corp	60,669
387	*	Citizens, Inc (Class A)	3,824
303		CNA Financial Corp	8,887
2,903	*	Conseco, Inc	22,585
245	e	Crawford & Co (Class B)	1,201
571		Delphi Financial Group, Inc (Class A)	25,564
143		Donegal Group, Inc (Class A)	1,955
280	*,e	eHealth, Inc	4,567
60		EMC Insurance Group, Inc	1,205
620		Employers Holdings, Inc	10,980
551		Endurance Specialty Holdings Ltd	22,404
76	*	Enstar Group Ltd	7,523
363		Erie Indemnity Co (Class A)	28,292
631		Everest Re Group Ltd	58,380
155		FBL Financial Group, Inc (Class A)	5,224
2,808		Fidelity National Title Group, Inc (Class A)	50,628
1,253		First American Financial Corp	20,837
472		Flagstone Reinsurance Holdings Ltd	3,715
6,964	*	Genworth Financial, Inc (Class A)	57,940
327	*	Greenlight Capital Re Ltd (Class A)	8,054
136	*	Hallmark Financial Services	1,073
539		Hanover Insurance Group, Inc	22,164
168		Harleysville Group, Inc	9,694
5,508		Hartford Financial Services Group, Inc	116,109
1,378		HCC Insurance Holdings, Inc	42,952
525	*	Hilltop Holdings, Inc	4,405
467		Horace Mann Educators Corp	8,229
205		Infinity Property & Casualty Corp	10,728
77		Kansas City Life Insurance Co	2,479
614		Kemper Corp	18,592
3,894		Lincoln National Corp	102,646
3,940		Loews Corp	157,088
553		Maiden Holdings Ltd	4,977
121	*	Markel Corp	54,322
7,012		Marsh & McLennan Cos, Inc	229,923
1,052		Max Capital Group Ltd	24,175
1,717	*,e	MBIA, Inc	16,827
694		Meadowbrook Insurance Group, Inc	6,475
303		Mercury General Corp	13,253
10,436		Metlife, Inc	389,785
855		Montpelier Re Holdings Ltd	16,519
667	*	National Financial Partners Corp	10,098

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

173		National Interstate Corp	$4,425
27		National Western Life Insurance Co (Class A)	3,695
149	*	Navigators Group, Inc	7,039
3,022		Old Republic International Corp	31,882
313		OneBeacon Insurance Group Ltd (Class A)	4,823
896		PartnerRe Ltd	60,829
1,675	*	Phoenix Cos, Inc	4,104
543		Platinum Underwriters Holdings Ltd	19,819
200		Presidential Life Corp	2,286
424		Primerica, Inc	10,689
4,126		Principal Financial Group	121,758
400		ProAssurance Corp	35,244
7,620		Progressive Corp	176,632
1,036		Protective Life Corp	30,686
6,109		Prudential Financial, Inc	387,250
912		Reinsurance Group of America, Inc (Class A)	54,237
697		RenaissanceRe Holdings Ltd	52,784
224		RLI Corp	16,047
200		Safety Insurance Group, Inc	8,328
257		SeaBright Insurance Holdings, Inc	2,336
656		Selective Insurance Group, Inc	11,552
628		Stancorp Financial Group, Inc	25,710
200		State Auto Financial Corp	2,922
200		Stewart Information Services Corp	2,842
839		Symetra Financial Corp	9,674
1,489		Torchmark Corp	74,227
503		Tower Group, Inc	11,282
5,018		Travelers Cos, Inc	297,066
257	*	United America Indemnity Ltd	5,009
234		United Fire & Casualty Co	4,186
4,006		UnumProvident Corp	98,067
962		Validus Holdings Ltd	29,774
1,419		W.R. Berkley Corp	51,254
78		White Mountains Insurance Group Ltd	39,134
3,842		XL Capital Ltd	83,333

		TOTAL INSURANCE	7,176,057

MATERIALS - 4.0%
412		A. Schulman, Inc	11,132
78	*	AEP Industries, Inc	2,715
2,707		Air Products & Chemicals, Inc	248,503
1,071		Airgas, Inc	95,287
1,349	e	AK Steel Holding Corp	10,198
1,140		Albemarle Corp	72,869
13,512		Alcoa, Inc	135,390
1,325		Allegheny Technologies, Inc	54,550
1,107	*	Allied Nevada Gold Corp	36,011
292		AMCOL International Corp	8,611
241		American Vanguard Corp	5,227
816		Aptargroup, Inc	44,692
983		Ashland, Inc	60,022
331		Balchem Corp	10,013
2,222		Ball Corp	95,279
1,312		Bemis Co, Inc	42,364
1,302		Boise, Inc	10,689
300	*	Brush Engineered Materials, Inc	8,619
520		Buckeye Technologies, Inc	17,665
793		Cabot Corp	33,845
730	*	Calgon Carbon Corp	11,395
574		Carpenter Technology Corp	29,980
200	*,e	Castle (A.M.) & Co	2,530
2,031		Celanese Corp (Series A)	93,792
742	*	Century Aluminum Co	6,589
890		CF Industries Holdings, Inc	162,558
1,194	*	Chemtura	20,274
516	*	Clearwater Paper Corp	17,136
1,810		Cleveland-Cliffs, Inc	125,361
1,061	*	Coeur d’Alene Mines Corp	25,188

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,329		Commercial Metals Co	$19,696
404		Compass Minerals International, Inc	28,983
2,027	*	Crown Holdings, Inc	74,654
584		Cytec Industries, Inc	35,501
127		Deltic Timber Corp	8,038
508		Domtar Corp	48,453
14,987		Dow Chemical Co	519,150
11,792		Du Pont (E.I.) de Nemours & Co	623,797
525		Eagle Materials, Inc	18,244
1,736		Eastman Chemical Co	89,734
3,861		Ecolab, Inc	238,301
1,134	*	Ferro Corp	6,736
630	*,e	Flotek Industries, Inc	7,573
876		FMC Corp	92,733
12,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	457,888
235		FutureFuel Corp	2,580
1,260	*,e	General Moly, Inc	4,221
403	*	Georgia Gulf Corp	14,057
553		Glatfelter	8,726
743		Globe Specialty Metals, Inc	11,048
351	e	Gold Resource Corp	8,533
922	*,e	Golden Minerals Co	7,773
3,083	*	Golden Star Resources Ltd	5,734
1,659	*	Graphic Packaging Holding Co	9,158
475		Greif, Inc (Class A)	26,562
605		H.B. Fuller Co	19,862
107	e	Hawkins, Inc	3,980
128		Haynes International, Inc	8,109
3,170	*	Headwaters, Inc	13,250
3,881	e	Hecla Mining Co	17,930
716	*	Horsehead Holding Corp	8,155
2,580		Huntsman Corp	36,146
229		Innophos Holdings, Inc	11,477
293	*	Innospec, Inc	8,901
1,000		International Flavors & Fragrances, Inc	58,600
5,517		International Paper Co	193,647
650	*	Intrepid Potash, Inc	15,814
1,794	*	Jaguar Mining, Inc	8,378
162		Kaiser Aluminum Corp	7,656
460	*	Kapstone Paper and Packaging Corp	9,062
75		KMG Chemicals, Inc	1,354
239		Koppers Holdings, Inc	9,216
396	*	Kraton Polymers LLC	10,522
274	e	Kronos Worldwide, Inc	6,834
230	*	Landec Corp	1,502
1,562	*	Louisiana-Pacific Corp	14,605
229	*	LSB Industries, Inc	8,913
4,087		LyondellBasell Industries AF S.C.A	178,398
547		Martin Marietta Materials, Inc	46,839
1,134	*,e	McEwen Mining, Inc	5,035
2,129		MeadWestvaco Corp	67,255
135	*	Metals USA Holdings Corp	1,945
990	*,e	Midway Gold Corp	1,416
246		Minerals Technologies, Inc	16,091
698	*,e	Molycorp, Inc	23,613
6,839		Monsanto Co	545,479
3,533		Mosaic Co	195,340
426		Myers Industries, Inc	6,284
162		Neenah Paper, Inc	4,818
125		NewMarket Corp	23,425
6,192		Newmont Mining Corp	317,464
133		Noranda Aluminium Holding Corp	1,326
3,989		Nucor Corp	171,328
943		Olin Corp	20,510
89		Olympic Steel, Inc	2,136
346	*	OM Group, Inc	9,518
511	*	Omnova Solutions, Inc	3,449

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,985	*	Owens-Illinois, Inc	$46,330
1,223		Packaging Corp of America	36,189
1,476	*,e	Paramount Gold and Silver Corp	3,336
1,112		PolyOne Corp	16,013
2,026		PPG Industries, Inc	194,091
3,905		Praxair, Inc	447,669
116		Quaker Chemical Corp	4,576
928		Reliance Steel & Aluminum Co	52,413
843		Rock-Tenn Co (Class A)	56,953
850	*	Rockwood Holdings, Inc	44,328
776		Royal Gold, Inc	50,611
1,552		RPM International, Inc	40,647
362	*	RTI International Metals, Inc	8,348
246		Schnitzer Steel Industries, Inc (Class A)	9,814
221		Schweitzer-Mauduit International, Inc	15,262
554	e	Scotts Miracle-Gro Co (Class A)	30,005
2,406		Sealed Air Corp	46,460
479	*	Senomyx, Inc	1,312
600		Sensient Technologies Corp	22,800
1,157		Sherwin-Williams Co	125,731
1,590		Sigma-Aldrich Corp	116,165
650		Silgan Holdings, Inc	28,730
1,458		Solutia, Inc	40,737
1,203		Sonoco Products Co	39,940
2,137		Southern Copper Corp (NY)	67,764
370	*	Spartech Corp	1,806
2,595		Steel Dynamics, Inc	37,731
100		Stepan Co	8,780
1,856	*	Stillwater Mining Co	23,460
798	*,e	SunCoke Energy, Inc	11,340
298	e	Texas Industries, Inc	10,433
164	*	Texas Petrochemicals, Inc	7,250
2,060	*	Thompson Creek Metals Co, Inc	13,926
1,028		Titanium Metals Corp	13,940
314		Tredegar Corp	6,151
30	*	United States Lime & Minerals, Inc	1,797
1,738	e	United States Steel Corp	51,045
72	*	Universal Stainless & Alloy	3,076
334	*	US Energy Corp Wyoming	1,055
1,208		Valspar Corp	58,334
851	*,e	Vista Gold Corp	2,672
1,590	e	Vulcan Materials Co	67,941
786		Walter Energy, Inc	46,539
784		Wausau Paper Corp	7,354
220		Westlake Chemical Corp	14,254
735		Worthington Industries, Inc	14,097
878	*	WR Grace & Co	50,748
260		Zep, Inc	3,744
350	*	Zoltek Cos, Inc	3,962

		TOTAL MATERIALS	7,989,598

MEDIA - 3.2%
210		AH Belo Corp (Class A)	1,027
675	*	AMC Networks, Inc	30,125
361		Arbitron, Inc	13,350
946		Belo (A.H.) Corp (Class A)	6,783
2,700		Cablevision Systems Corp (Class A)	39,636
8,515		CBS Corp (Class B)	288,744
463	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	3,287
686	*	Charter Communications, Inc	43,527
1,151		Cinemark Holdings, Inc	25,264
400		Clear Channel Outdoor Holdings, Inc (Class A)	3,192
35,044		Comcast Corp (Class A)	1,051,670
200	*	Crown Media Holdings, Inc (Class A)	318
300	*	Digital Generation, Inc	3,063
8,966	*	DIRECTV	442,382
3,487	*	Discovery Communications, Inc (Class A)	176,442
2,532		DISH Network Corp (Class A)	83,379

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

943	*,e	DreamWorks Animation SKG, Inc (Class A)	$17,398
285	*,e	Entercom Communications Corp (Class A)	1,850
599	e	Entravision Communications Corp (Class A)	1,024
354	*	EW Scripps Co (Class A)	3,494
52	*	Fisher Communications, Inc	1,597
2,876		Gannett Co, Inc	44,089
137	*	Global Sources Ltd	844
591	*,e	Gray Television, Inc	1,117
700		Harte-Hanks, Inc	6,335
6,067		Interpublic Group of Cos, Inc	69,224
542		John Wiley & Sons, Inc (Class A)	25,794
474	*	Journal Communications, Inc (Class A)	2,669
284	*	Knology, Inc	5,169
736	*,e	Lamar Advertising Co (Class A)	23,854
3,446	*	Liberty Global, Inc (Class A)	172,576
1,510	*	Liberty Interactive LLC	133,107
341	*	Lin TV Corp (Class A)	1,381
823	*,e	Lions Gate Entertainment Corp	11,456
1,699	*	Live Nation, Inc	15,971
715	*	Madison Square Garden, Inc	24,453
239		Martha Stewart Living Omnimedia, Inc (Class A)	911
732	*,e	McClatchy Co (Class A)	2,115
3,553		McGraw-Hill Cos, Inc	172,214
317		MDC Partners, Inc	3,525
426	e	Meredith Corp	13,828
303		Morningstar, Inc	19,104
760		National CineMedia, Inc	11,628
1,565	*	New York Times Co (Class A)	10,626
27,541		News Corp (Class A)	542,282
760	*	Nexstar Broadcasting Group, Inc (Class A)	6,316
3,653		Omnicom Group, Inc	185,024
183		Outdoor Channel Holdings, Inc	1,338
202	*,e	Pandora Media, Inc	2,062
120	*	ReachLocal, Inc	856
1,035	e	Regal Entertainment Group (Class A)	14,076
114	*	Rentrak Corp	2,588
40	*	Saga Communications, Inc	1,432
365		Scholastic Corp	12,877
1,200		Scripps Networks Interactive (Class A)	58,428
540		Sinclair Broadcast Group, Inc (Class A)	5,972
50,576	*	Sirius XM Radio, Inc	116,831
4,730		Thomson Corp	136,697
4,180		Time Warner Cable, Inc	340,670
12,718		Time Warner, Inc	480,105
601	*	Valassis Communications, Inc	13,823
7,017		Viacom, Inc (Class B)	333,027
3,576	e	Virgin Media, Inc	89,329
22,758		Walt Disney Co	996,345
62	e	Washington Post Co (Class B)	23,161
251		World Wrestling Entertainment, Inc (Class A)	2,226

		TOTAL MEDIA	6,375,007

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
19,650		Abbott Laboratories	1,204,349
488	*	Achillion Pharmaceuticals, Inc	4,675
457	*	Acorda Therapeutics, Inc	12,133
676	*	Affymax, Inc	7,936
766	*	Affymetrix, Inc	3,271
4,326		Agilent Technologies, Inc	192,550
1,200	*	Akorn, Inc	14,040
276	*	Albany Molecular Research, Inc	745
2,344	*	Alexion Pharmaceuticals, Inc	217,664
1,288	*	Alkermes PLC	23,892
3,873		Allergan, Inc	369,600
955	*	Allos Therapeutics, Inc	1,413
434	*	Alnylam Pharmaceuticals, Inc	4,804
252	*	AMAG Pharmaceuticals, Inc	4,014
10,125		Amgen, Inc	688,399

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

250	*	Ampio Pharmaceuticals, Inc	$853
1,697	*,e	Amylin Pharmaceuticals, Inc	42,357
249	*	Ardea Biosciences, Inc	5,418
955	*,e	Arena Pharmaceuticals, Inc	2,932
2,013	*	Ariad Pharmaceuticals, Inc	32,107
364	*	Arqule, Inc	2,552
600	*	Array Biopharma, Inc	2,046
703	*	Astex Pharmaceuticals	1,308
567	*	Auxilium Pharmaceuticals, Inc	10,529
1,563	*,e	AVANIR Pharmaceuticals, Inc	5,345
330	*	AVEO Pharmaceuticals, Inc	4,095
937	*,e	AVI BioPharma, Inc	1,443
572	*,e	BioCryst Pharmaceuticals, Inc	2,763
3,070	*	Biogen Idec, Inc	386,728
1,375	*	BioMarin Pharmaceuticals, Inc	47,094
528	*	BioMimetic Therapeutics, Inc	1,304
247	*	Bio-Rad Laboratories, Inc (Class A)	25,611
794	*,e	Biosante Pharmaceuticals, Inc	540
45	*	Biospecifics Technologies Corp	712
252	*,e	Biotime, Inc	1,111
21,677		Bristol-Myers Squibb Co	731,599
1,049	*	Bruker BioSciences Corp	16,060
480	*,e	Cadence Pharmaceuticals, Inc	1,776
206	*	Cambrex Corp	1,440
5,611	*	Celgene Corp	434,965
2,078	*,e	Cell Therapeutics, Inc	2,701
175	*	Celldex Therapeutics, Inc	891
911	*	Cepheid, Inc	38,107
716	*	Charles River Laboratories International, Inc	25,840
1,587	*,e	Chelsea Therapeutics International, Inc	4,063
250	*	Clovis Oncology, Inc	6,363
313	*	Codexis, Inc	1,142
916	*,e	Columbia Laboratories, Inc	650
804	*,e	Combinatorx, Inc	965
492	*,e	Corcept Therapeutics, Inc	1,934
772	*	Covance, Inc	36,770
805	*	Cubist Pharmaceuticals, Inc	34,816
754	*,e	Curis, Inc	3,634
335	*,e	Cytori Therapeutics, Inc	834
2,347	*,e	Dendreon Corp	25,007
567	*	Depomed, Inc	3,549
698	*	Durect Corp	558
300	*,e	Dusa Pharmaceuticals, Inc	1,878
1,197	*	Dyax Corp	1,867
4,132	*	Dynavax Technologies Corp	20,908
13,023		Eli Lilly & Co	524,436
220	*	Emergent Biosolutions, Inc	3,520
1,415	*	Endo Pharmaceuticals Holdings, Inc	54,803
242	*	Enzo Biochem, Inc	651
551	*,e	Enzon Pharmaceuticals, Inc	3,769
723	*	eResearch Technology, Inc	5,654
422	*	Exact Sciences Corp	4,710
2,025	*,e	Exelixis, Inc	10,490
3,617	*	Forest Laboratories, Inc	125,474
104	*	Furiex Pharmaceuticals Inc	2,458
270	*	Genomic Health, Inc	8,265
1,585	*,e	Geron Corp	2,679
10,001	*	Gilead Sciences, Inc	488,549
867	*	Halozyme Therapeutics, Inc	11,063
290	*	Harvard Bioscience, Inc	1,137
118	*	Hi-Tech Pharmacal Co, Inc	4,240
2,098	*	Hospira, Inc	78,444
2,356	*,e	Human Genome Sciences, Inc	19,413
931	*,e	Idenix Pharmaceuticals, Inc	9,114
1,556	*,e	Illumina, Inc	81,861
811	*,e	Immunogen, Inc	11,670
1,809	*,e	Immunomedics, Inc	6,567
738	*	Impax Laboratories, Inc	18,140

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,128	*,e	Incyte Corp	$21,770
224	*	Infinity Pharmaceuticals, Inc	2,679
312	*	Insmed, Inc	1,133
614	*	InterMune, Inc	9,007
622	*	Ironwood Pharmaceuticals, Inc	8,279
1,170	*	Isis Pharmaceuticals, Inc	10,261
322	*	ISTA Pharmaceuticals, Inc	2,901
273	*	Jazz Pharmaceuticals PLC	13,232
34,962		Johnson & Johnson	2,306,094
618	*,e	Keryx Biopharmaceuticals, Inc	3,078
640	*,e	KV Pharmaceutical Co (Class A)	845
2,404	*	Lexicon Pharmaceuticals, Inc	4,471
2,313	*	Life Technologies Corp	112,921
230	*	Ligand Pharmaceuticals, Inc (Class B)	3,669
588	*	Luminex Corp	13,730
641	*,e	MannKind Corp	1,583
269	*	MAP Pharmaceuticals, Inc	3,863
317		Maxygen, Inc	1,820
897	*	Medicines Co	18,003
767		Medicis Pharmaceutical Corp (Class A)	28,832
398	*	Medivation, Inc	29,739
90		Medtox Scientific, Inc	1,517
39,370		Merck & Co, Inc	1,511,808
431	*,e	Metabolix, Inc	1,220
437	*	Mettler-Toledo International, Inc	80,736
571	*	Momenta Pharmaceuticals, Inc	8,748
5,458	*	Mylan Laboratories, Inc	127,990
1,132	*	Myriad Genetics, Inc	26,783
612	*	Nabi Biopharmaceuticals	1,138
1,670	*,e	Nektar Therapeutics	13,226
559	*	Neurocrine Biosciences, Inc	4,455
765	*,e	Novavax, Inc	964
1,652	*	NPS Pharmaceuticals, Inc	11,300
710	*,e	Nymox Pharmaceutical Corp	5,708
203	*	Obagi Medical Products, Inc	2,720
120	*,e	OncoGenex Pharmaceutical, Inc	1,595
517	*,e	Oncothyreon, Inc	2,254
797	*	Onyx Pharmaceuticals, Inc	30,031
2,882	*,e	Opko Health, Inc	13,632
571	*,e	Optimer Pharmaceuticals, Inc	7,937
224	*	Orexigen Therapeutics, Inc	918
170	*,e	Osiris Therapeutics, Inc	870
424	*,e	Pacific Biosciences of California, Inc	1,450
300		Pain Therapeutics, Inc	1,077
424	*	Par Pharmaceutical Cos, Inc	16,422
647	*	Parexel International Corp	17,450
1,837		PDL BioPharma, Inc	11,665
617	*,e	Peregrine Pharmaceuticals, Inc	333
1,408		PerkinElmer, Inc	38,945
1,060		Perrigo Co	109,509
100,715		Pfizer, Inc	2,282,202
688	*,e	Pharmacyclics, Inc	19,099
322	*	Pozen, Inc	1,932
300	*	Progenics Pharmaceuticals, Inc	2,970
2,905	*,e	Qiagen N.V. (NASDAQ)	45,231
891	*,e	Questcor Pharmaceuticals, Inc	33,519
401	*,e	Raptor Pharmaceutical Corp	2,711
904	*	Regeneron Pharmaceuticals, Inc	105,424
854	*	Rigel Pharmaceuticals, Inc	6,875
85	*,e	Sagent Pharmaceuticals	1,519
722	*	Salix Pharmaceuticals Ltd	37,905
410	*,e	Sangamo Biosciences, Inc	2,009
630	*	Santarus, Inc	3,686
739	*,e	Savient Pharmaceuticals, Inc	1,611
450	*	Sciclone Pharmaceuticals, Inc	2,840
1,200	*,e	Seattle Genetics, Inc	24,456
1,228	*	Sequenom, Inc	4,998
310	*,e	SIGA Technologies, Inc	1,042

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

823	*,e	Spectrum Pharmaceuticals, Inc	$10,394
271	*,e	Synta Pharmaceuticals Corp	1,179
286	*	Targacept, Inc	1,464
580		Techne Corp	40,658
853	*	Theravance, Inc	16,634
4,883		Thermo Electron Corp	275,304
686	*	United Therapeutics Corp	32,331
317	*	Vanda Pharmaceuticals, Inc	1,518
2,562	*	Vertex Pharmaceuticals, Inc	105,068
423	*,e	Vical, Inc	1,438
931	*	Viropharma, Inc	27,995
1,259	*	Vivus, Inc	28,151
2,109		Warner Chilcott plc	35,452
1,221	*	Waters Corp	113,138
1,573	*	Watson Pharmaceuticals, Inc	105,485
288	*,e	Xenoport, Inc	1,296
599	*,e	ZIOPHARM Oncology, Inc	3,235

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,232,837

REAL ESTATE - 3.3%
483		Acadia Realty Trust	10,887
79		Agree Realty Corp	1,784
24		Alexander’s, Inc	9,453
749		Alexandria Real Estate Equities, Inc	54,774
5,703		AMB Property Corp	205,422
393		American Assets Trust,Inc	8,960
937		American Campus Communities, Inc	41,903
3,568		American Capital Agency Corp	105,399
5,033		American Tower Corp	317,180
12,424		Annaly Capital Management, Inc	196,548
1,428		Anworth Mortgage Asset Corp	9,396
1,446		Apartment Investment & Management Co (Class A)	38,189
131		Apollo Commercial Real Estate Finance, Inc	2,050
1,485	*	ARMOUR Residential REIT, Inc	10,024
1,263		Ashford Hospitality Trust, Inc	11,380
672		Associated Estates Realty Corp	10,981
110	*	AV Homes, Inc	1,340
1,169		AvalonBay Communities, Inc	165,238
1,747		BioMed Realty Trust, Inc	33,158
1,810		Boston Properties, Inc	190,032
1,550		Brandywine Realty Trust	17,794
940		BRE Properties, Inc (Class A)	47,517
1,003		Camden Property Trust	65,947
373		Campus Crest Communities, Inc	4,349
1,088		Capital Lease Funding, Inc	4,385
838		Capstead Mortgage Corp	10,986
2,209		CBL & Associates Properties, Inc	41,794
3,803	*	CBRE Group, Inc	75,908
1,018		Cedar Shopping Centers, Inc	5,212
105		Chatham Lodging Trust	1,332
462		Chesapeake Lodging Trust	8,302
12,294		Chimera Investment Corp	34,792
509		Cogdell Spencer, Inc	2,158
1,235		Colonial Properties Trust	26,837
666		Colony Financial, Inc	10,909
59	e	Consolidated-Tomoka Land Co	1,755
238		Coresite Realty	5,614
851		Corporate Office Properties Trust	19,752
1,084		Cousins Properties, Inc	8,217
715		CreXus Investment Corp	7,393
1,389		CubeSmart	16,529
1,504		CYS Investments, Inc	19,687
3,066		DCT Industrial Trust, Inc	18,089
2,914		DDR Corp	42,544
2,598		DiamondRock Hospitality Co	26,733
1,279		Digital Realty Trust, Inc	94,608
1,549		Douglas Emmett, Inc	35,333

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,219		Duke Realty Corp	$46,160
734		DuPont Fabros Technology, Inc	17,946
1,055		Dynex Capital, Inc	10,075
305		EastGroup Properties, Inc	15,317
1,317		Education Realty Trust, Inc	14,276
580		Entertainment Properties Trust	26,900
365		Equity Lifestyle Properties, Inc	25,455
589		Equity One, Inc	11,910
3,644		Equity Residential	228,187
405		Essex Property Trust, Inc	61,362
183		Excel Trust, Inc	2,211
1,451		Extra Space Storage, Inc	41,774
774		Federal Realty Investment Trust	74,916
2,088	*	FelCor Lodging Trust, Inc	7,517
1,135	*	First Industrial Realty Trust, Inc	14,017
627		First Potomac Realty Trust	7,580
1,703	*	Forest City Enterprises, Inc (Class A)	26,669
498	*	Forestar Real Estate Group, Inc	7,664
839		Franklin Street Properties Corp	8,893
7,343		General Growth Properties, Inc	124,758
404		Getty Realty Corp	6,294
579		Gladstone Commercial Corp	9,965
1,568		Glimcher Realty Trust	16,025
625		Government Properties Income Trust	15,069
929		Hatteras Financial Corp	25,919
5,090		HCP, Inc	200,851
2,744		Health Care REIT, Inc	150,810
901		Healthcare Realty Trust, Inc	19,822
3,082		Hersha Hospitality Trust	16,828
856		Highwoods Properties, Inc	28,522
606		Home Properties, Inc	36,972
1,473		Hospitality Properties Trust	38,990
8,534		Host Marriott Corp	140,128
276	*	Howard Hughes Corp	17,628
1,208		HRPT Properties Trust	22,493
467		Hudson Pacific Properties	7,066
843		Inland Real Estate Corp	7,477
1,511		Invesco Mortgage Capital, Inc	26,669
895		Investors Real Estate Trust	6,883
1,264	*	iStar Financial, Inc	9,164
533		Jones Lang LaSalle, Inc	44,404
255	e	Kennedy-Wilson Holdings, Inc	3,443
707		Kilroy Realty Corp	32,953
5,056		Kimco Realty Corp	97,379
715		Kite Realty Group Trust	3,768
1,327		LaSalle Hotel Properties	37,342
2,104		Lexington Corporate Properties Trust	18,915
1,338		Liberty Property Trust	47,793
376		LTC Properties, Inc	12,032
1,628		Macerich Co	94,017
1,019		Mack-Cali Realty Corp	29,368
642	*	Maguire Properties, Inc	1,502
1,859		Medical Properties Trust, Inc	17,252
4,747		MFA Mortgage Investments, Inc	35,460
474		Mid-America Apartment Communities, Inc	31,772
220		Mission West Properties, Inc	2,169
237		Monmouth Real Estate Investment Corp (Class A)	2,308
478		National Health Investors, Inc	23,317
1,338		National Retail Properties, Inc	36,380
1,580		Newcastle Investment Corp	9,922
2,419		NorthStar Realty Finance Corp	13,087
499		NRDC Acquisition Corp	6,008
1,261		Omega Healthcare Investors, Inc	26,809
498		One Liberty Properties, Inc	9,113
259		Parkway Properties, Inc	2,714
650		Pebblebrook Hotel Trust	14,677
759		Pennsylvania Real Estate Investment Trust	11,590
342		Pennymac Mortgage Investment Trust	6,385

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,149		Piedmont Office Realty Trust, Inc	$38,145
1,962		Plum Creek Timber Co, Inc	81,541
588		Post Properties, Inc	27,554
481		Potlatch Corp	15,075
235		PS Business Parks, Inc	15,402
1,793		Public Storage, Inc	247,739
1,095		RAIT Investment Trust	5,442
459		Ramco-Gershenson Properties	5,609
1,593		Rayonier, Inc	70,235
1,684		Realty Income Corp	65,221
936		Redwood Trust, Inc	10,483
1,068		Regency Centers Corp	47,505
897		Resource Capital Corp	4,835
302		RLJ Lodging Trust	5,626
262	*	Rouse Properties, Inc	3,548
539		Sabra Healthcare REIT, Inc	8,861
133		Saul Centers, Inc	5,368
2,067		Senior Housing Properties Trust	45,577
3,728		Simon Property Group, Inc	543,095
1,116		SL Green Realty Corp	86,546
311		Sovran Self Storage, Inc	15,497
810	*,e	St. Joe Co	15,398
204		STAG Industrial, Inc	2,848
1,129		Starwood Property Trust, Inc	23,732
3,163	*	Strategic Hotels & Resorts, Inc	20,813
346		Summit Hotel Properties, Inc	2,623
236		Sun Communities, Inc	10,226
1,531	*	Sunstone Hotel Investors, Inc	14,912
1,058		Tanger Factory Outlet Centers, Inc	31,454
659		Taubman Centers, Inc	48,074
156	*	Tejon Ranch Co	4,468
108		Terreno Realty Corp	1,546
2,667		Two Harbors Investment Corp	27,043
2,700		UDR, Inc	72,117
120		UMH Properties, Inc	1,315
200		Universal Health Realty Income Trust	7,926
213		Urstadt Biddle Properties, Inc (Class A)	4,205
3,242		Ventas, Inc	185,118
2,341		Vornado Realty Trust	197,112
820		Washington Real Estate Investment Trust	24,354
1,502		Weingarten Realty Investors	39,698
6,692		Weyerhaeuser Co	146,689
550		Whitestone REIT	7,172
242		Winthrop Realty Trust	2,805

		TOTAL REAL ESTATE	6,568,167

RETAILING - 4.1%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	9,326
998		Aaron’s, Inc	25,848
1,092		Abercrombie & Fitch Co (Class A)	54,174
968		Advance Auto Parts, Inc	85,736
1,127	*	Aeropostale, Inc	24,366
4,648	*	Amazon.com, Inc	941,266
2,498		American Eagle Outfitters, Inc	42,941
122	*	America’s Car-Mart, Inc	5,366
671	*	Ann Taylor Stores Corp	19,217
359	*	Asbury Automotive Group, Inc	9,693
200	*	Audiovox Corp (Class A)	2,712
508	*,e	Autonation, Inc	17,429
332	*	Autozone, Inc	123,438
477	*,e	Barnes & Noble, Inc	6,320
380		Bebe Stores, Inc	3,507
3,194	*	Bed Bath & Beyond, Inc	210,069
3,933		Best Buy Co, Inc	93,133
334		Big 5 Sporting Goods Corp	2,619
961	*	Big Lots, Inc	41,342
158	*,e	Blue Nile, Inc	5,211
142	*	Body Central Corp	4,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

142	e	Bon-Ton Stores, Inc	$1,312
482	e	Brown Shoe Co, Inc	4,449
310	e	Buckle, Inc	14,849
200	*	Build-A-Bear Workshop, Inc	1,050
535	*	Cabela’s, Inc	20,410
2,810	*	Carmax, Inc	97,366
514	*	Casual Male Retail Group, Inc	1,727
525		Cato Corp (Class A)	14,511
2,840	*	Charming Shoppes, Inc	16,756
2,122		Chico’s FAS, Inc	32,042
335	*	Children’s Place Retail Stores, Inc	17,309
390		Christopher & Banks Corp	725
243	*	Citi Trends, Inc	2,785
657	*	Coldwater Creek, Inc	762
922	*,e	Collective Brands, Inc	18,127
142	*	Conn’s, Inc	2,180
108		Core-Mark Holding Co, Inc	4,422
234	*	Cost Plus, Inc	4,189
118		Destination Maternity Corp	2,191
1,171		Dick’s Sporting Goods, Inc	56,302
433	e	Dillard’s, Inc (Class A)	27,288
1,336	*	Dollar General Corp	61,723
1,531	*	Dollar Tree, Inc	144,664
329		DSW, Inc (Class A)	18,019
1,236	e	Expedia, Inc	41,332
683		Express Parent LLC	17,061
1,521		Family Dollar Stores, Inc	96,249
681		Finish Line, Inc (Class A)	14,451
1,993		Foot Locker, Inc	61,883
200	*	Francesca’s Holdings Corp	6,322
480		Fred’s, Inc (Class A)	7,013
1,759	e	GameStop Corp (Class A)	38,417
4,498		Gap, Inc	117,578
349	*	Genesco, Inc	25,006
1,955		Genuine Parts Co	122,676
280		GNC Holdings, Inc	9,769
300		Group 1 Automotive, Inc	16,851
511	*,e	Groupon, Inc	9,392
756		Guess?, Inc	23,625
166		Haverty Furniture Cos, Inc	1,843
176	*,e	HHgregg, Inc	2,003
373	*	Hibbett Sports, Inc	20,347
20,306		Home Depot, Inc	1,021,595
107	*,e	HomeAway, Inc	2,715
450		Hot Topic, Inc	4,567
475		HSN, Inc	18,064
2,054		JC Penney Co, Inc	72,773
349	*	JOS A Bank Clothiers, Inc	17,593
145	*	Kirkland’s, Inc	2,346
3,220		Kohl’s Corp	161,097
7,419	*	Liberty Media Holding Corp (Interactive A)	141,629
3,240		Limited Brands, Inc	155,520
205		Lithia Motors, Inc (Class A)	5,371
1,960	*	LKQ Corp	61,093
16,545		Lowe’s Companies, Inc	519,182
278	*,e	Lumber Liquidators, Inc	6,981
5,331		Macy’s, Inc	211,801
257	*	MarineMax, Inc	2,115
593		Men’s Wearhouse, Inc	22,991
361		Monro Muffler, Inc	14,978
734	*,e	NetFlix, Inc	84,439
512	*	New York & Co, Inc	1,910
1,992		Nordstrom, Inc	110,994
414		Nutri/System, Inc	4,649
3,305	*	Office Depot, Inc	11,402
1,103	*	OfficeMax, Inc	6,309
482	*	Orbitz Worldwide, Inc	1,470
1,737	*	O’Reilly Automotive, Inc	158,675
176	*,e	Overstock.com, Inc	922
886	*,e	Pacific Sunwear Of California, Inc	1,559
500		Penske Auto Group, Inc	12,315
614		PEP Boys - Manny Moe & Jack	9,161

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

278	e	PetMed Express, Inc	$3,442
1,427		Petsmart, Inc	81,653
1,378	*	Pier 1 Imports, Inc	25,052
631	*	Priceline.com, Inc	452,743
1,485	e	RadioShack Corp	9,237
793		Rent-A-Center, Inc	29,936
2,950		Ross Stores, Inc	171,395
180	*,e	Rue21, Inc	5,281
1,641	*,e	Saks, Inc	19,052
1,125	*	Sally Beauty Holdings, Inc	27,900
481	*,e	Sears Holdings Corp	31,866
907	*	Select Comfort Corp	29,378
66	*	Shoe Carnival, Inc	2,127
369	*	Shutterfly, Inc	11,561
1,056		Signet Jewelers Ltd	49,928
481		Sonic Automotive, Inc (Class A)	8,615
411		Stage Stores, Inc	6,675
8,866		Staples, Inc	143,452
200		Stein Mart, Inc	1,320
151	*	Systemax, Inc	2,546
846	*,e	Talbots, Inc	2,563
8,757		Target Corp	510,270
1,588		Tiffany & Co	109,778
9,794		TJX Companies, Inc	388,920
898		Tractor Supply Co	81,323
1,236	*	TripAdvisor, Inc	44,088
228	*	Tuesday Morning Corp	876
564		Ulta Salon Cosmetics & Fragrance, Inc	52,390
1,468	*	Urban Outfitters, Inc	42,733
150	*	US Auto Parts Network, Inc	542
517	*	Valuevision International, Inc (Class A)	1,070
310	*	Vitamin Shoppe, Inc	13,705
178	*	West Marine, Inc	2,132
1,045	*	Wet Seal, Inc (Class A)	3,605
1,307		Williams-Sonoma, Inc	48,986
400	*,e	Zale Corp	1,236
245	*,e	Zumiez, Inc	8,847

		TOTAL RETAILING	8,197,249

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
504	*	Advanced Energy Industries, Inc	6,612
8,476	*	Advanced Micro Devices, Inc	67,978
183	*	Alpha & Omega Semiconductor Lt	1,760
4,086		Altera Corp	162,705
1,245	*,e	Amkor Technology, Inc	7,651
118	*	Amtech Systems, Inc	983
891	*	Anadigics, Inc	2,112
3,796		Analog Devices, Inc	153,358
16,839		Applied Materials, Inc	209,477
891	*	Applied Micro Circuits Corp	6,184
5,710	*	Atmel Corp	56,301
395	*	ATMI, Inc	9,203
2,377		Avago Technologies Ltd	92,632
6,246	*	Axcelis Technologies, Inc	10,743
1,188	*	AXT, Inc	7,544
6,876		Broadcom Corp (Class A)	270,227
831		Brooks Automation, Inc	10,246
285		Cabot Microelectronics Corp	11,081
664	*	Cavium Networks, Inc	20,544
234	*	Ceva, Inc	5,314
821	*	Cirrus Logic, Inc	19,540
280		Cohu, Inc	3,184
1,347	*,e	Cree, Inc	42,606
364	*	Cymer, Inc	18,200
2,072		Cypress Semiconductor Corp	32,385
395	*	Diodes, Inc	9,156
289	*	DSP Group, Inc	1,925
1,676	*	Entegris, Inc	15,654
903	*	Entropic Communications, Inc	5,264
520	*	Exar Corp	4,368
1,583	*	Fairchild Semiconductor International, Inc	23,270
737	*,e	First Solar, Inc	18,462

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

593	*	Formfactor, Inc	$3,309
537	*,e	Freescale Semiconductor Holdings Ltd	8,264
1,943	*	FSI International, Inc	9,501
234	*	GSI Technology, Inc	992
1,568	*,e	GT Solar International, Inc	12,967
459	*	Hittite Microwave Corp	24,928
252	*,e	Inphi Corp	3,573
1,945	*	Integrated Device Technology, Inc	13,907
306	*	Integrated Silicon Solution, Inc	3,415
63,681		Intel Corp	1,790,073
853	*	International Rectifier Corp	19,679
1,411		Intersil Corp (Class A)	15,803
257	*	IXYS Corp	3,392
2,180		Kla-Tencor Corp	118,636
800	*	Kopin Corp	3,256
848	*	Kulicke & Soffa Industries, Inc	10,541
1,524	*	Lam Research Corp	68,001
1,300	*	Lattice Semiconductor Corp	8,359
2,843		Linear Technology Corp	95,809
7,838	*	LSI Logic Corp	68,034
584	*	LTX-Credence Corp	4,199
6,576	*	Marvell Technology Group Ltd	103,440
3,678		Maxim Integrated Products, Inc	105,154
87	*	MaxLinear, Inc	485
2,748	*	MEMC Electronic Materials, Inc	9,920
797		Micrel, Inc	8,177
2,393	e	Microchip Technology, Inc	89,020
11,037	*	Micron Technology, Inc	89,400
1,063	*	Microsemi Corp	22,791
378	*	Mindspeed Technologies, Inc	2,408
766	*	MIPS Technologies, Inc	4,167
604		MKS Instruments, Inc	17,836
407	*	Monolithic Power Systems, Inc	8,006
316	*	MoSys, Inc	1,254
214	*	Nanometrics, Inc	3,961
885	*	Novellus Systems, Inc	44,170
55	*	NVE Corp	2,915
7,644	*	Nvidia Corp	117,641
721	*	Omnivision Technologies, Inc	14,420
5,369	*	ON Semiconductor Corp	48,375
268	*	PDF Solutions, Inc	2,259
304	*	Pericom Semiconductor Corp	2,459
666	*	Photronics, Inc	4,429
410	*	PLX Technology, Inc	1,648
2,763	*	PMC - Sierra, Inc	19,976
358		Power Integrations, Inc	13,289
1,317	*	Rambus, Inc	8,495
3,137	*	RF Micro Devices, Inc	15,622
149	*,e	Rubicon Technology, Inc	1,554
351	*	Rudolph Technologies, Inc	3,900
936	*	Semtech Corp	26,639
373	*	Sigma Designs, Inc	1,932
1,131	*	Silicon Image, Inc	6,650
618	*	Silicon Laboratories, Inc	26,574
2,390	*	Skyworks Solutions, Inc	66,083
622	*	Spansion, Inc	7,576
300	*	Standard Microsystems Corp	7,761
345	*,e	STR Holdings, Inc	1,670
1,213	*	SunPower Corp	7,739
100	*	Supertex, Inc	1,807
2,167	*	Teradyne, Inc	36,601
605	*	Tessera Technologies, Inc	10,436
14,755		Texas Instruments, Inc	495,916
1,986	*	Triquint Semiconductor, Inc	13,693
267	*	Ultra Clean Holdings	2,013
283	*	Ultratech, Inc	8,201
512	*,e	Veeco Instruments, Inc	14,643
288	*	Volterra Semiconductor Corp	9,912
3,465		Xilinx, Inc	126,230

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,232,554

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 9.3%
552	*	Accelrys, Inc	$4,405
8,251		Accenture plc	532,189
400	*	ACI Worldwide, Inc	16,108
149	*,e	Active Network, Inc	2,508
5,714		Activision Blizzard, Inc	73,253
620	*	Actuate Corp	3,894
1,008	*	Acxiom Corp	14,797
6,395	*	Adobe Systems, Inc	219,412
374	*	Advent Software, Inc	9,574
2,323	*	Akamai Technologies, Inc	85,254
664	*	Alliance Data Systems Corp	83,637
2,552	*	Amdocs Ltd	80,592
276	*	American Software, Inc (Class A)	2,368
395	*,e	Ancestry.com, Inc	8,982
1,142	*	Ansys, Inc	74,253
1,288	*	AOL, Inc	24,433
1,201	*	Ariba, Inc	39,285
1,054	*	Aspen Technology, Inc	21,639
2,855	*	Autodesk, Inc	120,824
6,451		Automatic Data Processing, Inc	356,031
280	*,e	Bankrate, Inc	6,930
538		Blackbaud, Inc	17,878
2,295	*	BMC Software, Inc	92,167
294		Booz Allen Hamilton Holding Co	5,007
421	*	Bottomline Technologies, Inc	11,763
1,693		Broadridge Financial Solutions, Inc	40,480
281	*,e	BroadSoft, Inc	10,748
5,094		CA, Inc	140,391
372	*	CACI International, Inc (Class A)	23,172
3,247	*	Cadence Design Systems, Inc	38,444
370	*,e	Callidus Software, Inc	2,890
531	*	Cardtronics, Inc	13,939
82		Cass Information Systems, Inc	3,276
834	*	Ciber, Inc	3,536
2,438	*	Citrix Systems, Inc	192,383
118	*,m	Clinical Data, Inc	112
3,871	*	Cognizant Technology Solutions Corp (Class A)	297,873
547	*	Commvault Systems, Inc	27,153
1,926		Computer Sciences Corp	57,664
174	*	Computer Task Group, Inc	2,666
2,948	*	Compuware Corp	27,092
399	*	comScore, Inc	8,535
555	*	Concur Technologies, Inc	31,846
342	*,e	Constant Contact, Inc	10,188
1,260	*	Convergys Corp	16,821
142	*,e	Cornerstone OnDemand, Inc	3,101
485	*	CSG Systems International, Inc	7,343
485	*	DealerTrack Holdings, Inc	14,676
235	*	Deltek, Inc	2,505
606	*	Dice Holdings, Inc	5,654
453	*	Digital River, Inc	8,476
85	*	DMRC Corp	2,375
426		DST Systems, Inc	23,102
110	*	Dynamics Research Corp	1,060
1,405		Earthlink, Inc	11,226
14,729	*	eBay, Inc	543,353
322	e	Ebix, Inc	7,457
134	*	Echo Global Logistics, Inc	2,157
4,129	*	Electronic Arts, Inc	68,046
94	*	Envestnet, Inc	1,177
405		EPIQ Systems, Inc	4,900
583	*	Equinix, Inc	91,793
589	*	Euronet Worldwide, Inc	12,304
250	*	ExlService Holdings, Inc	6,860
586		Factset Research Systems, Inc	58,037
602		Fair Isaac Corp	26,428
313	*	FalconStor Software, Inc	1,171
3,263		Fidelity National Information Services, Inc	108,071

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,223	*	First American Corp	$19,959
1,804	*	Fiserv, Inc	125,180
178	*	FleetCor Technologies, Inc	6,901
178		Forrester Research, Inc	5,767
1,487	*	Fortinet, Inc	41,116
1,208	*	Gartner, Inc	51,509
1,564	*	Genpact Ltd	25,493
299	*,e,m	Gerber Scientific, Inc	0
483	*	Global Cash Access, Inc	3,767
998		Global Payments, Inc	47,375
531	*,e	Glu Mobile, Inc	2,575
3,208	*	Google, Inc (Class A)	2,057,098
200	*	Guidewire Software, Inc	6,156
476	*	Hackett Group, Inc	2,842
451		Heartland Payment Systems, Inc	13,007
384	*,e	Higher One Holdings, Inc	5,741
1,091		IAC/InterActiveCorp	53,557
384	*,e	iGate Corp	6,436
160	*	Imperva, Inc	6,264
1,333	*	Informatica Corp	70,516
367	*	Infospace, Inc	4,701
144	*	Interactive Intelligence, Inc	4,393
538	*	Internap Network Services Corp	3,949
15,453		International Business Machines Corp	3,224,268
3,877		Intuit, Inc	233,124
544		j2 Global, Inc	15,602
1,014		Jack Henry & Associates, Inc	34,598
480	*	JDA Software Group, Inc	13,190
250	*	Jive Software, Inc	6,790
276	*	Kenexa Corp	8,622
168		Keynote Systems, Inc	3,320
444	*,e	KIT Digital, Inc	3,197
298	*	Knot, Inc	2,798
1,154		Lender Processing Services, Inc	30,004
884	*	Limelight Networks, Inc	2,908
111	*	LinkedIn Corp	11,321
704	*	Lionbridge Technologies	2,028
325	*	Liquidity Services, Inc	14,560
493	*	Liveperson, Inc	8,268
252	*	LogMeIn, Inc	8,878
297	*,e	LoopNet, Inc	5,578
311	*	Manhattan Associates, Inc	14,782
292		Mantech International Corp (Class A)	10,062
206	e	Marchex, Inc (Class B)	919
1,363		Mastercard, Inc (Class A)	573,196
482		MAXIMUS, Inc	19,603
1,291	*	Mentor Graphics Corp	19,184
1,140	*	Micros Systems, Inc	63,031
94,648		Microsoft Corp	3,052,398
100	*	MicroStrategy, Inc (Class A)	14,000
529		ModusLink Global Solutions, Inc	2,857
123	*	MoneyGram International, Inc	2,214
443	*	Monotype Imaging Holdings, Inc	6,601
1,517	*	Monster Worldwide, Inc	14,791
6,114	*,e	Motricity, Inc	6,725
696	*	Move, Inc	6,758
74	*	NCI, Inc (Class A)	473
467	*	Netscout Systems, Inc	9,499
340	*	NetSuite, Inc	17,099
874	*	NeuStar, Inc (Class A)	32,556
789		NIC, Inc	9,570
2,965	*	Nuance Communications, Inc	75,845
293	*,e	OpenTable, Inc	11,858
1,006	*	Openwave Systems, Inc	2,284
155		Opnet Technologies, Inc	4,495
48,995		Oracle Corp	1,428,694
1,404	*	Parametric Technology Corp	39,228
4,043		Paychex, Inc	125,293
162	e	Pegasystems, Inc	6,182
320	*	Perficient, Inc	3,843
240	*	PRG-Schultz International, Inc	1,510

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

831	*	Progress Software Corp	$19,628
147	*	PROS Holdings, Inc	2,749
43	*	QAD, Inc (Class A)	563
873	*	QLIK Technologies, Inc	27,936
719	*	Quest Software, Inc	16,731
335	*	QuinStreet, Inc	3,514
1,281	*	Rackspace Hosting, Inc	74,029
299		RealNetworks, Inc	2,972
379	*	RealPage, Inc	7,265
2,400	*	Red Hat, Inc	143,736
120	*,e	Responsys, Inc	1,436
127	*,e	Rosetta Stone, Inc	1,311
1,436	*	Rovi Corp	46,742
286	*	Saba Software, Inc	2,806
3,586	*	SAIC, Inc	47,335
1,714	*	Salesforce.com, Inc	264,830
1,239		Sapient Corp	15,426
150	*	Sciquest, Inc	2,286
334	*	Seachange International, Inc	2,598
121	*,e	ServiceSource International LLC	1,873
527	*	Smith Micro Software, Inc	1,228
705	*	SolarWinds, Inc	27,248
1,004		Solera Holdings, Inc	46,074
328	*	Sourcefire, Inc	15,787
235	*	SPS Commerce, Inc	6,317
132	*	SRS Labs, Inc	917
317	*	SS&C Technologies Holdings, Inc	7,396
192		Stamps.com, Inc	5,353
513	*	SupportSoft, Inc	1,616
9,527	*	Symantec Corp	178,155
328	*	Synchronoss Technologies, Inc	10,470
1,849	*	Synopsys, Inc	56,690
190		Syntel, Inc	10,640
402	*	TA Indigo Holding Corp	2,127
925	*	Take-Two Interactive Software, Inc	14,231
481	*	Taleo Corp (Class A)	22,092
132	*	TechTarget, Inc	915
370	*	TeleCommunication Systems, Inc (Class A)	1,029
205	*	TeleNav, Inc	1,439
455	*	TeleTech Holdings, Inc	7,326
2,098	*	Teradata Corp	142,979
787	*,e	THQ, Inc	441
2,110	*	TIBCO Software, Inc	64,355
1,671	*	TiVo, Inc	20,035
303	*	TNS, Inc	6,584
1,957		Total System Services, Inc	45,148
174	*,e	Travelzoo, Inc	4,002
432	*	Tyler Technologies, Inc	16,593
295	*	Ultimate Software Group, Inc	21,618
586	*	Unisys Corp	11,556
1,056		United Online, Inc	5,164
1,094	*	Valueclick, Inc	21,595
248	*	Vasco Data Security International	2,676
1,233	*	VeriFone Systems, Inc	63,956
264	*	Verint Systems, Inc	8,551
2,200		VeriSign, Inc	84,348
628	e	VirnetX Holding Corp	15,028
156	*	Virtusa Corp	2,694
6,645		Visa, Inc (Class A)	784,110
527	*,e	VistaPrint Ltd	20,368
1,036	*	VMware, Inc (Class A)	116,415
202	*	Vocus, Inc	2,676
947	*,e	Wave Systems Corp	1,761
807	*	WebMD Health Corp (Class A)	20,643
564	*	Websense, Inc	11,895
367	*	Website Pros, Inc	5,296
8,141		Western Union Co	143,282
465	*	Wright Express Corp	30,099
15,141	*	Yahoo!, Inc	230,446
743	*	Zix Corp	2,162
1,440	*	Zynga, Inc	18,936

		TOTAL SOFTWARE & SERVICES	18,664,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
852	*,e	3D Systems Corp	$20,056
639	*,e	Acme Packet, Inc	17,585
806		Adtran, Inc	25,139
400	*	Agilysys, Inc	3,596
2,190		Amphenol Corp (Class A)	130,896
200	*	Anaren, Inc	3,670
356		Anixter International, Inc	25,821
11,779	*	Apple, Inc	7,061,157
1,549	*	Arris Group, Inc	17,504
1,424	*	Arrow Electronics, Inc	59,765
1,062	*	Aruba Networks, Inc	23,661
424	*	Avid Technology, Inc	4,664
1,830	*	Avnet, Inc	66,594
583		AVX Corp	7,731
245	*,e	AX Holding Corp	2,729
100		Bel Fuse, Inc (Class B)	1,767
750	*	Benchmark Electronics, Inc	12,367
226		Black Box Corp	5,765
1,360	*,e	Bookham, Inc	5,358
840	*	Brightpoint, Inc	6,762
5,865	*	Brocade Communications Systems, Inc	33,724
469	*,e	Calix Networks, Inc	4,001
500	*	Checkpoint Systems, Inc	5,640
1,099	*	Ciena Corp	17,793
70,169		Cisco Systems, Inc	1,484,074
459		Cognex Corp	19,443
306	*	Coherent, Inc	17,849
80		Communications Systems, Inc	1,050
330		Comtech Telecommunications Corp	10,751
20,070		Corning, Inc	282,586
347	*	Cray, Inc	2,540
409		CTS Corp	4,303
423		Daktronics, Inc	3,760
160		DDi Corp	1,952
19,648	*	Dell, Inc	326,157
772		Diebold, Inc	29,737
400	*	Digi International, Inc	4,396
633	*	Dolby Laboratories, Inc (Class A)	24,092
700	*	Dot Hill Systems Corp	1,057
179	*	DTS, Inc	5,409
330	*	Echelon Corp	1,462
485	*	EchoStar Corp (Class A)	13,648
248		Electro Rent Corp	4,566
300		Electro Scientific Industries, Inc	4,503
630	*	Electronics for Imaging, Inc	10,471
1,571	*	eMagin Corp	5,106
26,145	*	EMC Corp	781,213
280	*,e	EMCORE Corp	1,336
1,000	*	Emulex Corp	10,380
1,016	*	Extreme Networks, Inc	3,891
1,009	*	F5 Networks, Inc	136,175
252	*	Fabrinet	4,463
163	*	FARO Technologies, Inc	9,508
451	*	FEI Co	22,149
1,138	*	Finisar Corp	22,931
1,984		Flir Systems, Inc	50,215
208	*,e	Fusion-io, Inc	5,909
228	*	Globecomm Systems, Inc	3,301
327	*	GSI Group, Inc	3,944
1,150	*	Harmonic, Inc	6,291
1,563		Harris Corp	70,460
670	*	Harris Stratex Networks, Inc (Class A)	1,889
25,219		Hewlett-Packard Co	600,969
400	*	Imation Corp	2,476
289	*	Immersion Corp	1,578
1,220	*,e	Infinera Corp	9,906
2,058	*	Ingram Micro, Inc (Class A)	38,196

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

655	*	Insight Enterprises, Inc	$14,364
564	e	InterDigital, Inc	19,661
745	*	Intermec, Inc	5,759
278	*	Intevac, Inc	2,363
314	*	IPG Photonics Corp	16,344
477	*	Itron, Inc	21,661
345	*	Ixia	4,309
2,392		Jabil Circuit, Inc	60,087
2,820	*	JDS Uniphase Corp	40,862
6,935	*	Juniper Networks, Inc	158,673
548	*	Kemet Corp	5,129
172	*	KVH Industries, Inc	1,806
210	*	LeCroy Corp	2,182
972		Lexmark International, Inc (Class A)	32,309
261		Littelfuse, Inc	16,365
124	*	Loral Space & Communications, Inc	9,870
315	*,e	Maxwell Technologies, Inc	5,774
187	*	Measurement Specialties, Inc	6,302
375	*	Mercury Computer Systems, Inc	4,969
447		Methode Electronics, Inc	4,148
134	*,e	Microvision, Inc	366
1,677		Molex, Inc	47,157
3,325	*	Motorola Mobility Holdings, Inc	130,473
3,301		Motorola, Inc	167,790
221		MTS Systems Corp	11,733
160	*	Multi-Fineline Electronix, Inc	4,392
1,200		National Instruments Corp	34,224
2,098	*	NCR Corp	45,547
4,738	*	NetApp, Inc	212,120
454	*	Netgear, Inc	17,343
407	*	Newport Corp	7,212
435	*	Novatel Wireless, Inc	1,457
630	*,e	OCZ Technology Group, Inc	4,397
252	*	Oplink Communications, Inc	4,309
2,205	*	OpNext, Inc	3,418
315	*	OSI Systems, Inc	19,309
232		Park Electrochemical Corp	7,013
554		Plantronics, Inc	22,304
511	*	Plexus Corp	17,880
2,192	*	Polycom, Inc	41,802
851	*	Power-One, Inc	3,872
627	*,e	Powerwave Technologies, Inc	1,285
140	*	Procera Networks, Inc	3,130
1,437	*	QLogic Corp	25,521
21,214		Qualcomm, Inc	1,442,976
4,721	*	Quantum Corp	12,369
301	*,e	Rackable Systems, Inc	2,914
187	*	Radisys Corp	1,384
485	*,e	RealD, Inc	6,547
181		Richardson Electronics Ltd	2,168
113		Rimage Corp	1,131
1,908	*	Riverbed Technology, Inc	53,577
383	*	Rofin-Sinar Technologies, Inc	10,100
200	*	Rogers Corp	7,750
3,074	*	SanDisk Corp	152,440
958	*	Sanmina-SCI Corp	10,969
321	*	Scansource, Inc	11,980
495	*	ShoreTel, Inc	2,812
3,028	*	Sonus Networks, Inc	8,781
488	*,e	STEC, Inc	4,607
234	*,e	Stratasys, Inc	8,546
258	*	Super Micro Computer, Inc	4,505
234		Sycamore Networks, Inc	4,151
396	*	Symmetricom, Inc	2,285
424	*,e	Synaptics, Inc	15,480
313	*	SYNNEX Corp	11,938
616	*	Tech Data Corp	33,424
579		Technitrol, Inc	1,453

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,811		Tellabs, Inc	$19,485
1,525	*	Trimble Navigation Ltd	82,991
971	*	TTM Technologies, Inc	11,157
527	*,e	Universal Display Corp	19,251
529	*	Viasat, Inc	25,503
1,895	*	Vishay Intertechnology, Inc	23,043
161	*	Vishay Precision Group, Inc	2,388
662	*	Westell Technologies, Inc	1,543
3,030	*	Western Digital Corp	125,412
17,439		Xerox Corp	140,907
391	*	X-Rite, Inc	1,775
359		Xyratex Ltd	5,712
721	*	Zebra Technologies Corp (Class A)	29,691
198	*	Zygo Corp	3,875

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	15,183,848

TELECOMMUNICATION SERVICES - 2.5%
754	*,e	8x8, Inc	3,167
407		AboveNet, Inc	33,700
463	e	Alaska Communications Systems Group, Inc	1,426
75,547		AT&T, Inc	2,359,333
105		Atlantic Tele-Network, Inc	3,818
277	*	Cbeyond Communications, Inc	2,216
7,773		CenturyTel, Inc	300,426
3,005	*	Cincinnati Bell, Inc	12,080
1,803	*,e	Clearwire Corp (Class A)	4,111
706	*	Cogent Communications Group, Inc	13,470
305	e	Consolidated Communications Holdings, Inc	5,987
3,766	*	Crown Castle International Corp	200,878
269	*	Fairpoint Communications, Inc	1,011
13,108	e	Frontier Communications Corp	54,660
464	*	General Communication, Inc (Class A)	4,046
869	*,e	Globalstar, Inc	608
170		HickoryTech Corp	1,758
164		IDT Corp (Class B)	1,532
380	*	inContact, Inc	2,120
406	*	Iridium Communications, Inc	3,557
710	*,e	Leap Wireless International, Inc	6,198
2,035	*	Level 3 Communications, Inc	52,361
181		Lumos Networks Corp	1,948
3,453	*	MetroPCS Communications, Inc	31,146
391	*	Neutral Tandem, Inc	4,766
2,115	*	NII Holdings, Inc (Class B)	38,726
181		NTELOS Holdings Corp	3,747
430	*	Orbcomm, Inc	1,656
762	*	Premiere Global Services, Inc	6,888
1,524	*	SBA Communications Corp (Class A)	77,434
364		Shenandoah Telecom Co	4,059
37,374	*	Sprint Nextel Corp	106,516
180		SureWest Communications	4,059
1,221		Telephone & Data Systems, Inc	28,266
420	*,e	Towerstream Corp	1,995
1,772	*	tw telecom inc (Class A)	39,268
200	*	US Cellular Corp	8,186
250		USA Mobility, Inc	3,483
36,088		Verizon Communications, Inc	1,379,644
1,236	*	Vonage Holdings Corp	2,732
7,168	e	Windstream Corp	83,937

		TOTAL TELECOMMUNICATION SERVICES	4,896,919

TRANSPORTATION - 1.9%
776	*	Air Transport Services Group, Inc	4,493
1,054	*	Alaska Air Group, Inc	37,754
519		Alexander & Baldwin, Inc	25,145
191		Allegiant Travel Co	10,409
100		Amerco, Inc	10,551
300		Arkansas Best Corp	5,643
331	*	Atlas Air Worldwide Holdings, Inc	16,289
1,259	*	Avis Budget Group, Inc	17,815

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

198	e	Baltic Trading Ltd	$822
250		Celadon Group, Inc	3,888
2,041		CH Robinson Worldwide, Inc	133,665
648		Con-Way, Inc	21,131
471		Copa Holdings S.A. (Class A)	37,303
14,008		CSX Corp	301,452
10,646	*	Delta Air Lines, Inc	105,502
347	*	Dollar Thrifty Automotive Group, Inc	28,076
930	*,e	Eagle Bulk Shipping, Inc	1,804
3,529	*,e	Excel Maritime Carriers Ltd	7,058
2,624		Expeditors International Washington, Inc	122,042
4,014		FedEx Corp	369,127
548		Forward Air Corp	20,095
344	*	Genco Shipping & Trading Ltd	2,188
480	*	Genesee & Wyoming, Inc (Class A)	26,198
633	*	Hawaiian Holdings, Inc	3,311
666		Heartland Express, Inc	9,630
3,035	*	Hertz Global Holdings, Inc	45,646
500	*	Hub Group, Inc (Class A)	18,015
64		International Shipholding Corp	1,478
1,134		J.B. Hunt Transport Services, Inc	61,656
2,933	*	JetBlue Airways Corp	14,342
1,405	*	Kansas City Southern Industries, Inc	100,724
708	*	Kirby Corp	46,579
691		Knight Transportation, Inc	12,203
644		Landstar System, Inc	37,172
384		Marten Transport Ltd	8,475
4,239		Norfolk Southern Corp	279,053
733	*	Old Dominion Freight Line	34,942
443	*	Pacer International, Inc	2,800
96	*	Park-Ohio Holdings Corp	1,925
48	*	Patriot Transportation Holding, Inc	1,118
772	*	Quality Distribution, Inc	10,638
308	*	RailAmerica, Inc	6,610
421	*,e	Republic Airways Holdings, Inc	2,080
125	*	Roadrunner Transportation Services Holdings, Inc	2,169
655		Ryder System, Inc	34,584
133	*	Saia, Inc	2,262
692		Skywest, Inc	7,647
9,836		Southwest Airlines Co	81,049
190	*	Spirit Airlines, Inc	3,813
985	*	Swift Transportation Co, Inc	11,367
4,194	*	UAL Corp	90,171
833	*,e	Ultrapetrol Bahamas Ltd	1,666
6,237		Union Pacific Corp	670,353
9,336		United Parcel Service, Inc (Class B)	753,602
68		Universal Truckload Services, Inc	1,024
2,013	*	US Airways Group, Inc	15,279
1,203		UTI Worldwide, Inc	20,728
511		Werner Enterprises, Inc	12,704
239	*	Wesco Aircraft Holdings, Inc	3,872
126	*,e	Zipcar, Inc	1,866

		TOTAL TRANSPORTATION	3,721,003

UTILITIES - 3.4%
8,046	*	AES Corp	105,161
1,428		AGL Resources, Inc	56,006
597		Allete, Inc	24,770
1,478		Alliant Energy Corp	64,027
2,870		Ameren Corp	93,505
6,169		American Electric Power Co, Inc	238,000
225		American States Water Co	8,131
2,151		American Water Works Co, Inc	73,198
1,685		Aqua America, Inc	37,559
77		Artesian Resources Corp	1,447
1,442	e	Atlantic Power Corp	19,957
1,066		Atmos Energy Corp	33,536
658		Avista Corp	16,832
446		Black Hills Corp	14,954

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130	*,e	Cadiz, Inc	$1,196
468		California Water Service Group	8,522
4,879	*	Calpine Corp	83,968
5,394		Centerpoint Energy, Inc	106,370
281		Central Vermont Public Service Corp	9,891
250		CH Energy Group, Inc	16,682
107		Chesapeake Utilities Corp	4,400
757		Cleco Corp	30,015
3,237		CMS Energy Corp	71,214
98		Connecticut Water Service, Inc	2,772
3,761		Consolidated Edison, Inc	219,718
160		Consolidated Water Co, Inc	1,266
7,199		Dominion Resources, Inc	368,661
2,106		DTE Energy Co	115,893
17,069		Duke Energy Corp	358,620
4,052		Edison International	172,251
600		El Paso Electric Co	19,494
648		Empire District Electric Co	13,187
2,297		Entergy Corp	154,358
10,464		Exelon Corp	410,293
5,213		FirstEnergy Corp	237,661
164		Genie Energy Ltd	1,586
1,927		Great Plains Energy, Inc	39,060
1,196		Hawaiian Electric Industries, Inc	30,319
750		Idacorp, Inc	30,840
972		Integrys Energy Group, Inc	51,506
695		ITC Holdings Corp	53,473
400		Laclede Group, Inc	15,608
2,284		MDU Resources Group, Inc	51,139
419		MGE Energy, Inc	18,599
155		Middlesex Water Co	2,928
1,027		National Fuel Gas Co	49,419
646		New Jersey Resources Corp	28,792
5,431		NextEra Energy, Inc	331,725
3,472		NiSource, Inc	84,543
2,119		Northeast Utilities	78,657
333		Northwest Natural Gas Co	15,118
435		NorthWestern Corp	15,425
2,998	*	NRG Energy, Inc	46,979
1,328		NSTAR	64,581
2,932		NV Energy, Inc	47,264
1,291		OGE Energy Corp	69,068
1,332		Oneok, Inc	108,771
240	e	Ormat Technologies, Inc	4,836
540		Otter Tail Corp	11,718
2,810		Pepco Holdings, Inc	53,081
5,405		PG&E Corp	234,631
929		Piedmont Natural Gas Co, Inc	28,864
1,280		Pinnacle West Capital Corp	61,312
1,049		PNM Resources, Inc	19,197
1,142		Portland General Electric Co	28,527
7,253		PPL Corp	204,970
3,757		Progress Energy, Inc	199,534
6,478		Public Service Enterprise Group, Inc	198,292
2,092		Questar Corp	40,292
9,167	*	RRI Energy, Inc	19,067
1,500		SCANA Corp	68,415
3,091		Sempra Energy	185,336
138		SJW Corp	3,329
487		South Jersey Industries, Inc	24,370
10,807		Southern Co	485,559
542		Southwest Gas Corp	23,165
2,675		TECO Energy, Inc	46,946
1,315		UGI Corp	35,834
895		UIL Holdings Corp	31,110
432		Unisource Energy Corp	15,798
126		Unitil Corp	3,381
980		Vectren Corp	28,479
1,530		Westar Energy, Inc	42,733

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

637		WGL Holdings, Inc	$25,926
3,084		Wisconsin Energy Corp	108,495
6,137		Xcel Energy, Inc	162,446
142		York Water Co	2,457

		TOTAL UTILITIES	6,827,015

		TOTAL COMMON STOCKS (Cost $165,517,481)	199,818,707

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
178	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	0

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
4,197,467	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,197,467

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,197,467

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,197,467)	4,197,467

		TOTAL INVESTMENTS - 102.0% (Cost $169,714,948)	204,016,174
		OTHER ASSETS & LIABILITIES, NET - (2.0)%	(3,996,518)

		NET ASSETS - 100.0%	$200,019,656

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The value of securities on loan is $4,072,648.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.8%
749	*	American Axle & Manufacturing Holdings, Inc	$8,771
424	*	BorgWarner, Inc	35,760
25,939		Ford Motor Co	323,978
64	*	Fuel Systems Solutions, Inc	1,674
1,570		Harley-Davidson, Inc	77,056
7,428		Johnson Controls, Inc	241,261
292	*	Modine Manufacturing Co	2,578
202		Spartan Motors, Inc	1,069
339		Superior Industries International, Inc	6,624
890	*	Tenneco, Inc	33,064

		TOTAL AUTOMOBILES & COMPONENTS	731,835

BANKS - 3.5%
46		Associated Banc-Corp	642
125		Bank of Hawaii Corp	6,044
47		BankFinancial Corp	311
8,385		BB&T Corp	263,205
30		Capital City Bank Group, Inc	224
38		Capitol Federal Financial	451
72		Centerstate Banks of Florida, Inc	588
312	*	Citizens Republic Bancorp, Inc	4,870
1,100		Comerica, Inc	35,596
22		Community Bank System, Inc	633
8		Cullen/Frost Bankers, Inc	466
32		ESSA Bancorp, Inc	314
10,626		Fifth Third Bancorp	149,295
1,250		First Horizon National Corp	12,975
34		Home Federal Bancorp, Inc	344
1,717		Hudson City Bancorp, Inc	12,551
8,429		Keycorp	71,647
1,251		M&T Bank Corp	108,687
161		MainSource Financial Group, Inc	1,940
1,471		New York Community Bancorp, Inc	20,462
145		Old National Bancorp	1,905
18		Peoples Bancorp, Inc	316
189		People’s United Financial, Inc	2,502
4,549		PNC Financial Services Group, Inc	293,365
14,830	*	Popular, Inc	30,401
355		Provident Financial Services, Inc	5,158
220		Radian Group, Inc	957
8,499		Regions Financial Corp	56,008
172	*	SVB Financial Group	11,066
31		TCF Financial Corp	369
11,632		US Bancorp	368,502
100		Zions Bancorporation	2,146

		TOTAL BANKS	1,463,940

CAPITAL GOODS - 8.1%
4,108		3M Co	366,475
40		A.O. Smith Corp	1,798
21		Actuant Corp (Class A)	609
19	*	American Superconductor Corp	78
3,374		Ametek, Inc	163,673
100		Apogee Enterprises, Inc	1,295
17		Applied Industrial Technologies, Inc	699
400	*	ArvinMeritor, Inc	3,228
90	*	Astec Industries, Inc	3,283
854		Barnes Group, Inc	22,469

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Briggs & Stratton Corp	$3,586
515	*	Builders FirstSource, Inc	2,178
12		Clarcor, Inc	589
201		Cooper Industries plc	12,854
1,837		Cummins, Inc	220,513
4,977		Danaher Corp	278,712
3,354		Deere & Co	271,339
239		Dover Corp	15,043
2,645		Eaton Corp	131,800
5,797		Emerson Electric Co	302,488
358	*	Energy Recovery, Inc	823
260		Fastenal Co	14,066
288		Fluor Corp	17,291
312	*	FuelCell Energy, Inc	490
17		Gardner Denver, Inc	1,071
350	*	Gibraltar Industries, Inc	5,303
548		Graco, Inc	29,077
377	*	GrafTech International Ltd	4,501
4,876		Illinois Tool Works, Inc	278,517
517		Ingersoll-Rand plc	21,378
55		Insteel Industries, Inc	668
80	*	Layne Christensen Co	1,780
301		LB Foster Co (Class A)	8,581
176		Lincoln Electric Holdings, Inc	7,976
2,605		Masco Corp	34,829
9		MSC Industrial Direct Co (Class A)	750
905	*	NCI Building Systems, Inc	10,417
1,121		Nordson Corp	61,106
974	*	Owens Corning, Inc	35,093
2,247		Paccar, Inc	105,227
380		Pall Corp	22,659
3		Parker Hannifin Corp	254
316		Pentair, Inc	15,045
214	*	Polypore International, Inc	7,524
1,494		Precision Castparts Corp	258,313
240		Quanex Building Products Corp	4,231
653	*	Quanta Services, Inc	13,648
556		Rockwell Automation, Inc	44,313
74		Rockwell Collins, Inc	4,259
337		Roper Industries, Inc	33,417
671	*	Sensata Technologies Holding BV	22,465
15		Simpson Manufacturing Co, Inc	484
147		Snap-On, Inc	8,963
1,547	*	Spirit Aerosystems Holdings, Inc (Class A)	37,840
760		Tennant Co	33,440
9		Timken Co	457
17	*	TransDigm Group, Inc	1,968
3,052		Tyco International Ltd	171,461
906		W.W. Grainger, Inc	194,618
326	*	WABCO Holdings, Inc	19,716
8		Watsco, Inc	592
128	*	WESCO International, Inc	8,360
348		Westinghouse Air Brake Technologies Corp	26,229

		TOTAL CAPITAL GOODS	3,371,909

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
155	*	ACCO Brands Corp	1,924
1,334		Avery Dennison Corp	40,193
42		Corporate Executive Board Co	1,806
160		Deluxe Corp	3,747
583		Dun & Bradstreet Corp	49,398
68		Herman Miller, Inc	1,561
168		HNI Corp	4,662
498		Iron Mountain, Inc	14,342
308		Manpower, Inc	14,590
266		Pitney Bowes, Inc	4,676

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,033		Robert Half International, Inc	$31,300
318	*	Tetra Tech, Inc	8,383
1,586		Waste Management, Inc	55,447

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	232,029

CONSUMER DURABLES & APPAREL - 1.3%
200		Callaway Golf Co	1,352
5		Columbia Sportswear Co	237
14	*	Deckers Outdoor Corp	883
13		Hasbro, Inc	478
16	*	Iconix Brand Group, Inc	278
30	*	K-Swiss, Inc (Class A)	123
4,067		Mattel, Inc	136,895
200		Movado Group, Inc	4,910
2,746		Nike, Inc (Class B)	297,776
200		Oxford Industries, Inc	10,164
235		Phillips-Van Heusen Corp	20,992
71	*	Tempur-Pedic International, Inc	5,995
7	*	True Religion Apparel, Inc	192
170		Tupperware Corp	10,795
5	*	Under Armour, Inc (Class A)	470
310		VF Corp	45,254
7	*	Warnaco Group, Inc	409
82		Whirlpool Corp	6,302

		TOTAL CONSUMER DURABLES & APPAREL	543,505

CONSUMER SERVICES - 2.5%
521	*	AFC Enterprises	8,836
55		Bob Evans Farms, Inc	2,075
739		Choice Hotels International, Inc	27,594
916		Darden Restaurants, Inc	46,863
13	*	DineEquity, Inc	645
500	*	Gaylord Entertainment Co	15,400
2,335		Marriott International, Inc (Class A)	88,380
4,621		McDonald’s Corp	453,320
177	*	Sonic Corp	1,359
5,787		Starbucks Corp	323,435
936		Starwood Hotels & Resorts Worldwide, Inc	52,800
6		Vail Resorts, Inc	259
40		Weight Watchers International, Inc	3,088
460		Wyndham Worldwide Corp	21,395

		TOTAL CONSUMER SERVICES	1,045,449

DIVERSIFIED FINANCIALS - 6.5%
2,183	*	American Capital Ltd	18,927
6,310		American Express Co	365,097
1,319		Ameriprise Financial, Inc	75,354
12,157		Bank of New York Mellon Corp	293,348
1,222		BlackRock, Inc	250,388
232	*	Broadpoint Securities Group, Inc	316
4,148		Capital One Financial Corp	231,209
12,350		Charles Schwab Corp	177,470
485		CME Group, Inc	140,325
4,545		Discover Financial Services	151,530
226		Eaton Vance Corp	6,459
363		Evercore Partners, Inc (Class A)	10,552
1,968		Franklin Resources, Inc	244,091
702	*	IntercontinentalExchange, Inc	96,469
3,357		Invesco Ltd	89,531
709		Legg Mason, Inc	19,802
672	*	Nasdaq Stock Market, Inc	17,405
1,392	*	NewStar Financial, Inc	15,479
327		NGP Capital Resources Co	2,142
1,881		Northern Trust Corp	89,253
2,140		NYSE Euronext	64,221
55	*	PHH Corp	851

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

743		SEI Investments Co	$15,373
4,011		State Street Corp	182,501
2,157		T Rowe Price Group, Inc	140,852

		TOTAL DIVERSIFIED FINANCIALS	2,698,945

ENERGY - 9.1%
128		Alon USA Energy, Inc	1,159
2,742		Apache Corp	275,407
1,749	*	ATP Oil & Gas Corp	12,855
32	*	Atwood Oceanics, Inc	1,437
1,666	*	Cameron International Corp	88,015
181		CARBO Ceramics, Inc	19,086
40	*	Carrizo Oil & Gas, Inc	1,130
5,853		Chesapeake Energy Corp	135,614
863		Cimarex Energy Co	65,131
1,962	*	Clean Energy Fuels Corp	41,751
47	*	Concho Resources, Inc	4,798
344	*	Contango Oil & Gas Co	20,265
32	*	Continental Resources, Inc	2,746
1,646		Crosstex Energy, Inc	23,275
980	*	CVR Energy, Inc	26,215
112	*	Dawson Geophysical Co	3,847
3,686	*	Denbury Resources, Inc	67,196
3,711	*	Devon Energy Corp	263,926
14	*	Dresser-Rand Group, Inc	649
6,872		El Paso Corp	203,068
2,420		EOG Resources, Inc	268,862
2,734		Equitable Resources, Inc	131,806
49	*	Exterran Holdings, Inc	646
1,998	*	FMC Technologies, Inc	100,739
92	*	GMX Resources, Inc	117
369	*	Goodrich Petroleum Corp	7,018
166		Gulf Island Fabrication, Inc	4,859
497	*	Gulfmark Offshore, Inc	22,842
1,203	*	Hercules Offshore, Inc	5,690
3,172		Hess Corp	186,989
1,199	*	Hornbeck Offshore Services, Inc	50,394
564	*	ION Geophysical Corp	3,638
91	*	Kinder Morgan Management LLC	6,791
110		Lufkin Industries, Inc	8,872
7,215		Marathon Oil Corp	228,716
159	*	Matrix Service Co	2,228
3,492		National Oilwell Varco, Inc	277,509
103	*	Natural Gas Services Group, Inc	1,360
1,087	*	Newfield Exploration Co	37,697
905		Noble Corp	33,910
2,364		Noble Energy, Inc	231,152
99	*	Northern Oil And Gas, Inc	2,053
156		Oceaneering International, Inc	8,407
115	*	Oil States International, Inc	8,977
33	*	OYO Geospace Corp	3,476
753	*	Parker Drilling Co	4,495
268	*	Petroleum Development Corp	9,940
415	*	Petroquest Energy, Inc	2,548
697	*	Pioneer Drilling Co	6,134
1,331		Pioneer Natural Resources Co	148,526
2,357		Questar Market Resources, Inc	71,889
846	*	Quicksilver Resources, Inc	4,264
788		Range Resources Corp	45,814
6,716	*	Rentech, Inc	13,969
233	*	Rex Energy Corp	2,489
84	*	Rosetta Resources, Inc	4,096
484		RPC, Inc	5,135
5		SEACOR Holdings, Inc	479
1,787	*	Southwestern Energy Co	54,682
7,893		Spectra Energy Corp	249,024

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

694		St. Mary Land & Exploration Co	$49,114
425		Sunoco, Inc	16,214
376	*	Superior Energy Services	9,911
6		Tidewater, Inc	324
1,032	*	Ultra Petroleum Corp	23,354
300	*	Unit Corp	12,828
6,751	*	Weatherford International Ltd	101,873
2,362		Western Refining, Inc	44,453
771	*	Whiting Petroleum Corp	41,865

		TOTAL ENERGY	3,815,738

FOOD & STAPLES RETAILING - 0.9%
11		Casey’s General Stores, Inc	610
8		Harris Teeter Supermarkets, Inc	321
2,499		Kroger Co	60,551
3,234		Safeway, Inc	65,359
128		Spartan Stores, Inc	2,319
7,140		Sysco Corp	213,200
588		Whole Foods Market, Inc	48,922

		TOTAL FOOD & STAPLES RETAILING	391,282

FOOD, BEVERAGE & TOBACCO - 4.3%
2,696		Campbell Soup Co	91,260
615		ConAgra Foods, Inc	16,150
6,596		General Mills, Inc	260,212
828	*	Green Mountain Coffee Roasters, Inc	38,783
3,418		H.J. Heinz Co	183,034
34		Hormel Foods Corp	1,004
273		J.M. Smucker Co	22,211
3,848		Kellogg Co	206,368
9,294		Kraft Foods, Inc (Class A)	353,265
51		Lancaster Colony Corp	3,389
146		McCormick & Co, Inc	7,947
375		Mead Johnson Nutrition Co	30,930
188	*	Monster Beverage Corp	11,673
7,138		PepsiCo, Inc	473,606
4,532		Sara Lee Corp	97,574
82		Tootsie Roll Industries, Inc	1,888

		TOTAL FOOD, BEVERAGE & TOBACCO	1,799,294

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,783		Aetna, Inc	189,755
55	*	Amsurg Corp	1,539
4,757		Baxter International, Inc	284,373
2,493		Becton Dickinson & Co	193,581
263	*	Centene Corp	12,879
75		Chemed Corp	4,701
1,202		Cigna Corp	59,198
1,665	*	Delcath Systems, Inc	5,228
12	*	Gen-Probe, Inc	797
85	*	Greatbatch, Inc	2,084
105	*	Henry Schein, Inc	7,946
570		Hill-Rom Holdings, Inc	19,044
737		Humana, Inc	68,158
337	*	Idexx Laboratories, Inc	29,471
33		Invacare Corp	547
341	*	Inverness Medical Innovations, Inc	8,869
434	*	LifePoint Hospitals, Inc	17,117
3,821	*	Medco Health Solutions, Inc	268,616
7,724		Medtronic, Inc	302,704
301	*	Molina Healthcare, Inc	10,123
104	*	MWI Veterinary Supply, Inc	9,152
61		Owens & Minor, Inc	1,855
96	*	Palomar Medical Technologies, Inc	897
674		Patterson Cos, Inc	22,512
164	*	Resmed, Inc	5,069

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

293		STERIS Corp	$9,265
3,772		WellPoint, Inc	278,374

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,813,854

HOUSEHOLD & PERSONAL PRODUCTS - 3.8%
2,091		Avon Products, Inc	40,482
521		Clorox Co	35,818
3,305		Colgate-Palmolive Co	323,163
3,803		Estee Lauder Cos (Class A)	235,558
3,627		Kimberly-Clark Corp	267,999
79	*	Medifast, Inc	1,379
10,166		Procter & Gamble Co	683,257

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,587,656

INSURANCE - 6.2%
3,485		ACE Ltd	255,102
5,223		Aflac, Inc	240,206
5	*	Alleghany Corp	1,645
360	*	Arch Capital Group Ltd	13,406
903		Aspen Insurance Holdings Ltd	25,230
809		Assurant, Inc	32,764
133		Axis Capital Holdings Ltd	4,412
6,989	*	Berkshire Hathaway, Inc (Class B)	567,157
3,341		Chubb Corp	230,897
3,301		Cincinnati Financial Corp	113,918
332		Endurance Specialty Holdings Ltd	13,499
5,432	*	Genworth Financial, Inc (Class A)	45,194
2,897		Lincoln National Corp	76,365
41	*	Markel Corp	18,407
839		Montpelier Re Holdings Ltd	16,209
436	*	National Financial Partners Corp	6,601
28		PartnerRe Ltd	1,901
6,686	*	Phoenix Cos, Inc	16,381
414		Platinum Underwriters Holdings Ltd	15,111
2,902		Principal Financial Group	85,638
7		ProAssurance Corp	617
7,333		Progressive Corp	169,979
300		Protective Life Corp	8,886
4,356		Prudential Financial, Inc	276,127
8		RLI Corp	573
18		Selective Insurance Group, Inc	317
36		Stancorp Financial Group, Inc	1,474
4,309		Travelers Cos, Inc	255,093
1,068		W.R. Berkley Corp	38,576
1,754		XL Capital Ltd	38,044

		TOTAL INSURANCE	2,569,729

MATERIALS - 4.7%
19	*	AEP Industries, Inc	661
2,441		Air Products & Chemicals, Inc	224,084
45		Airgas, Inc	4,004
8,717		Alcoa, Inc	87,345
546		Allegheny Technologies, Inc	22,479
1,222	*	Allied Nevada Gold Corp	39,752
949		AMCOL International Corp	27,986
157		Aptargroup, Inc	8,599
293		Ball Corp	12,564
711		Bemis Co, Inc	22,958
327		Buckeye Technologies, Inc	11,108
18	*	Clearwater Paper Corp	598
1,260		Cleveland-Cliffs, Inc	87,268
977	*	Coeur d’Alene Mines Corp	23,194
805		Commercial Metals Co	11,930
68		Compass Minerals International, Inc	4,878
103		Domtar Corp	9,824
3,160		Ecolab, Inc	195,035

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

609	*	General Moly, Inc	$2,040
682		H.B. Fuller Co	22,390
182		Innophos Holdings, Inc	9,122
8		International Flavors & Fragrances, Inc	469
1,828		International Paper Co	64,163
97	*	Landec Corp	633
898	*	Louisiana-Pacific Corp	8,396
5,045		LyondellBasell Industries AF S.C.A	220,214
153	*	McEwen Mining, Inc	679
1,778		MeadWestvaco Corp	56,167
196		Minerals Technologies, Inc	12,820
3,601		Nucor Corp	154,663
253	*	Owens-Illinois, Inc	5,905
2,507		Praxair, Inc	287,403
114		Rock-Tenn Co (Class A)	7,702
1,106		Royal Gold, Inc	72,133
382		Sealed Air Corp	7,376
1,662		Sigma-Aldrich Corp	121,426
869		Sonoco Products Co	28,851
297	*	Stillwater Mining Co	3,754
572		Titanium Metals Corp	7,756
500		Tredegar Corp	9,795
363		Valspar Corp	17,529
79		Wausau Paper Corp	741
2,220		Worthington Industries, Inc	42,580

		TOTAL MATERIALS	1,958,974

MEDIA - 1.8%
1,705		Cablevision Systems Corp (Class A)	25,029
24	*	Digital Generation, Inc	245
3,290	*	Discovery Communications, Inc (Class A)	166,474
423	*	Discovery Communications, Inc (Class C)	19,830
327	*	DreamWorks Animation SKG, Inc (Class A)	6,033
100	*	Fisher Communications, Inc	3,072
83		John Wiley & Sons, Inc (Class A)	3,950
2,109	*	Journal Communications, Inc (Class A)	11,874
2,214	*	Liberty Global, Inc (Class A)	110,877
1,421	*	New York Times Co (Class A)	9,649
3,100		Time Warner Cable, Inc	252,650
339	*	Valassis Communications, Inc	7,797
2,451		Virgin Media, Inc	61,226
153		Washington Post Co (Class B)	57,156

		TOTAL MEDIA	735,862

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
7,393		Abbott Laboratories	453,117
100	*	Affymetrix, Inc	427
2,508		Agilent Technologies, Inc	111,631
1,090	*	Akorn, Inc	12,753
200	*	Amylin Pharmaceuticals, Inc	4,992
792	*	Ariad Pharmaceuticals, Inc	12,632
101	*	Auxilium Pharmaceuticals, Inc	1,876
2,265	*	Biogen Idec, Inc	285,322
10,277		Bristol-Myers Squibb Co	346,849
259	*	Cambrex Corp	1,811
420	*	Cepheid, Inc	17,569
815	*	Endo Pharmaceuticals Holdings, Inc	31,565
300	*	Geron Corp	507
6,170	*	Gilead Sciences, Inc	301,405
767	*	Incyte Corp	14,803
10,127		Johnson & Johnson	667,977
1,049	*	Life Technologies Corp	51,212
13,044		Merck & Co, Inc	500,890
1,668	*	Nektar Therapeutics	13,210
377	*	Neurocrine Biosciences, Inc	3,005
451	*	Novavax, Inc	568

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,489		PDL BioPharma, Inc	$9,455
227	*	Progenics Pharmaceuticals, Inc	2,247
527	*	Salix Pharmaceuticals Ltd	27,667
520	*	Sangamo Biosciences, Inc	2,548
2,797	*	SIGA Technologies, Inc	9,398
109	*	Synta Pharmaceuticals Corp	474
70		Techne Corp	4,907
88	*	United Therapeutics Corp	4,148
636	*	Vivus, Inc	14,221
517	*	Waters Corp	47,905

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,957,091

REAL ESTATE - 3.4%
2,517		AMB Property Corp	90,662
4,051		American Tower Corp	255,294
9,532		Annaly Capital Management, Inc	150,796
756		Boston Properties, Inc	79,372
1,107	*	CBRE Group, Inc	22,096
29		Douglas Emmett, Inc	662
1,443		Duke Realty Corp	20,693
29		Equity One, Inc	586
80		Federal Realty Investment Trust	7,743
2,120	*	First Industrial Realty Trust, Inc	26,182
3,489		HCP, Inc	137,676
582		Health Care REIT, Inc	31,987
5,154		Host Marriott Corp	84,629
15		Jones Lang LaSalle, Inc	1,249
14		Kilroy Realty Corp	653
12		LaSalle Hotel Properties	338
325		Liberty Property Trust	11,609
292		Macerich Co	16,863
107		Mid-America Apartment Communities, Inc	7,172
38		Post Properties, Inc	1,781
2,100		RAIT Investment Trust	10,437
78		Regency Centers Corp	3,469
2,168		Simon Property Group, Inc	315,834
292		Ventas, Inc	16,673
1,176		Vornado Realty Trust	99,019
17		Washington Real Estate Investment Trust	505

		TOTAL REAL ESTATE	1,393,980

RETAILING - 4.6%
15		Advance Auto Parts, Inc	1,329
692		American Eagle Outfitters, Inc	11,895
89	*	Ann Taylor Stores Corp	2,549
367	*	Autozone, Inc	136,451
1,379	*	Bed Bath & Beyond, Inc	90,697
2,412		Best Buy Co, Inc	57,116
456	*	Carmax, Inc	15,800
400		Chico’s FAS, Inc	6,040
400		Foot Locker, Inc	12,420
246		GameStop Corp (Class A)	5,373
4,068		Gap, Inc	106,338
2,380		Genuine Parts Co	149,345
248		HSN, Inc	9,431
1,010		JC Penney Co, Inc	35,784
2,476		Kohl’s Corp	123,874
3,219	*	Liberty Media Holding Corp (Interactive A)	61,451
19	*	LKQ Corp	592
10,192		Lowe’s Companies, Inc	319,825
800		Macy’s, Inc	31,784
16		Men’s Wearhouse, Inc	620
772		Nordstrom, Inc	43,016
700	*	Office Depot, Inc	2,415
8	*	O’Reilly Automotive, Inc	731
251		Petsmart, Inc	14,362

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26	*	Pier 1 Imports, Inc	$473
200		RadioShack Corp	1,244
13	*	Sally Beauty Holdings, Inc	322
4,764		Staples, Inc	77,082
5,161		Target Corp	300,732
300		Tiffany & Co	20,739
7,338		TJX Companies, Inc	291,392
4		Tractor Supply Co	362
6		Ulta Salon Cosmetics & Fragrance, Inc	557
100		Williams-Sonoma, Inc	3,748

		TOTAL RETAILING	1,935,889

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
873	*	Advanced Energy Industries, Inc	11,454
6,536	*	Advanced Micro Devices, Inc	52,419
711		Analog Devices, Inc	28,724
16,931		Applied Materials, Inc	210,622
51		Cabot Microelectronics Corp	1,983
95	*	DSP Group, Inc	633
1,389	*	Entegris, Inc	12,973
20,980		Intel Corp	589,748
499	*	Lattice Semiconductor Corp	3,208
654	*	LTX-Credence Corp	4,702
134		MKS Instruments, Inc	3,957
3,805	*	Nvidia Corp	58,559
3,532	*	ON Semiconductor Corp	31,823
706	*	RF Micro Devices, Inc	3,516
210	*	Sigma Designs, Inc	1,088
487	*	Skyworks Solutions, Inc	13,465
937	*	SunPower Corp	5,978
50	*	Teradyne, Inc	844
8,680		Texas Instruments, Inc	291,735
170	*	Ultratech, Inc	4,927

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,332,358

SOFTWARE & SERVICES - 9.0%
4,837		Accenture plc	311,986
3,821	*	Adobe Systems, Inc	131,099
33	*	Ansys, Inc	2,146
1,317	*	Autodesk, Inc	55,735
848		Broadridge Financial Solutions, Inc	20,276
3,288		CA, Inc	90,617
3,417	*	Cognizant Technology Solutions Corp (Class A)	262,938
847	*	Compuware Corp	7,784
710		Earthlink, Inc	5,673
204	*	Equinix, Inc	32,120
4		Factset Research Systems, Inc	396
130	*	Fortinet, Inc	3,595
969	*	Google, Inc (Class A)	621,362
627	*	Informatica Corp	33,168
4,152		International Business Machines Corp	866,315
3,208		Intuit, Inc	192,897
205	*	Liquidity Services, Inc	9,184
249		Marchex, Inc (Class B)	1,110
120	*	NeuStar, Inc (Class A)	4,470
1,258		NIC, Inc	15,259
16,531		Oracle Corp	482,044
1,354	*	Rackspace Hosting, Inc	78,248
1,143	*	Salesforce.com, Inc	176,605
6,626	*	Symantec Corp	123,906
146	*	Ultimate Software Group, Inc	10,699
13,961	*	Yahoo!, Inc	212,486

		TOTAL SOFTWARE & SERVICES	3,752,118

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
536	*	Acme Packet, Inc	$14,751
660	*	Aruba Networks, Inc	14,705
97	*	Avid Technology, Inc	1,067
147	*	Benchmark Electronics, Inc	2,424
553	*	Bookham, Inc	2,179
24,467		Cisco Systems, Inc	517,477
21		Cognex Corp	890
1,082	*	Cray, Inc	7,920
15,075	*	Dell, Inc	250,245
9	*	DTS, Inc	272
12,625	*	EMC Corp	377,235
602	*	Finisar Corp	12,130
303	*	Flextronics International Ltd	2,191
12,400		Hewlett-Packard Co	295,492
169		InterDigital, Inc	5,891
124	*	Intevac, Inc	1,054
185	*	IPG Photonics Corp	9,629
14	*	Itron, Inc	636
361		Lexmark International, Inc (Class A)	12,000
24		Molex, Inc	675
878	*	Motorola Mobility Holdings, Inc	34,453
3,313		Motorola, Inc	168,400
645	*	Oplink Communications, Inc	11,029
340		Plantronics, Inc	13,688
885	*	Polycom, Inc	16,877
1,566	*	Power-One, Inc	7,125
6,652	*	Quantum Corp	17,428
1,076	*	Radisys Corp	7,962
406	*	STEC, Inc	3,833
172	*	Super Micro Computer, Inc	3,003
40		Sycamore Networks, Inc	710
141	*	Synaptics, Inc	5,148
26	*	Tech Data Corp	1,411
1,492		Tellabs, Inc	6,043
332	*	Trimble Navigation Ltd	18,068
184	*	TTM Technologies, Inc	2,114
15	*	Universal Display Corp	548
74	*	Vishay Precision Group, Inc	1,097
20,068		Xerox Corp	162,149

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,009,949

TELECOMMUNICATION SERVICES - 1.4%
6,245		CenturyTel, Inc	241,369
1,541	*	Cincinnati Bell, Inc	6,195
1,248	*	Crown Castle International Corp	66,568
13,625		Frontier Communications Corp	56,816
2,464	*	MetroPCS Communications, Inc	22,225
1,573	*	NII Holdings, Inc (Class B)	28,802
90	*	SBA Communications Corp (Class A)	4,573
28,752	*	Sprint Nextel Corp	81,943
443	*	tw telecom inc (Class A)	9,817
18	*	US Cellular Corp	737
6,455		Windstream Corp	75,588

		TOTAL TELECOMMUNICATION SERVICES	594,633

TRANSPORTATION - 2.2%
6		Allegiant Travel Co	327
215		CH Robinson Worldwide, Inc	14,080
11,603		CSX Corp	249,697
199		Expeditors International Washington, Inc	9,256
34	*	Genesee & Wyoming, Inc (Class A)	1,856
28		Heartland Express, Inc	405
27		International Shipholding Corp	624
11		J.B. Hunt Transport Services, Inc	598
8	*	Kirby Corp	526

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,621		Norfolk Southern Corp	$238,370
68		Ryder System, Inc	3,590
6,097		Southwest Airlines Co	50,239
4,377		United Parcel Service, Inc (Class B)	353,311

		TOTAL TRANSPORTATION	922,879

UTILITIES - 4.1%
1,194		Alliant Energy Corp	51,724
1,154		Atmos Energy Corp	36,305
1,511	*	Calpine Corp	26,004
1,918		Centerpoint Energy, Inc	37,823
167		CH Energy Group, Inc	11,144
3,108		Cleco Corp	123,232
3,449		Consolidated Edison, Inc	201,491
175		DTE Energy Co	9,630
2,625		Idacorp, Inc	107,940
87		ITC Holdings Corp	6,694
222		Laclede Group, Inc	8,663
500		MGE Energy, Inc	22,195
197		New Jersey Resources Corp	8,780
4,207		NextEra Energy, Inc	256,964
4,938		NiSource, Inc	120,240
1,508		Northeast Utilities	55,977
162		Northwest Natural Gas Co	7,355
819		NSTAR	39,828
3,663		NV Energy, Inc	59,048
665		Oneok, Inc	54,304
6,477		Pepco Holdings, Inc	122,350
3,342		PG&E Corp	145,076
1,516		Piedmont Natural Gas Co, Inc	47,102
1,562		Sempra Energy	93,658
211		SJW Corp	5,089
560		South Jersey Industries, Inc	28,022
524		WGL Holdings, Inc	21,327
250		Wisconsin Energy Corp	8,795
368		Xcel Energy, Inc	9,741

		TOTAL UTILITIES	1,726,501

		TOTAL COMMON STOCKS (Cost $35,097,807)	41,385,399

		TOTAL INVESTMENTS - 99.2% (Cost $35,097,807)	41,385,399
		OTHER ASSETS & LIABILITIES, NET - 0.8%	317,054

		NET ASSETS - 100.0%	$41,702,453

Abbreviation(s):

REIT Real	Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%
DIVERSIFIED CAPITAL MARKETS - 0.6%
30,000	*	HFF, Inc (Class A)	$494,100

		TOTAL DIVERSIFIED CAPITAL MARKETS	494,100

DIVERSIFIED REITS - 1.5%
16,000		Vornado Realty Trust	1,347,200

		TOTAL DIVERSIFIED REITS	1,347,200

INDUSTRIAL REITS - 6.9%
132,000		AMB Property Corp	4,754,640
17,500		EastGroup Properties, Inc	878,850
18,000	*	First Industrial Realty Trust, Inc	222,300
100,000	*	Global Logistic Properties	175,271

		TOTAL INDUSTRIAL REITS	6,031,061

MORTGAGE REITS - 0.5%
25,000		Annaly Capital Management, Inc	395,500

		TOTAL MORTGAGE REITS	395,500

OFFICE REITS - 12.2%
6,500		Alexandria Real Estate Equities, Inc	475,345
31,000		BioMed Realty Trust, Inc	588,380
41,200	d	Boston Properties, Inc	4,325,588
20,000		Digital Realty Trust, Inc	1,479,400
9,000		Mack-Cali Realty Corp	259,380
35,000		Mission West Properties, Inc	345,100
41,000		SL Green Realty Corp	3,179,550

		TOTAL OFFICE REITS	10,652,743

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 2.1%
407,000		Thomas Properties Group, Inc	1,868,130

		TOTAL REAL ESTATE OPERATING COMPANIES	1,868,130

REAL ESTATE SERVICES - 0.5%
20,000	*	CBRE Group, Inc	399,200

		TOTAL REAL ESTATE SERVICES	399,200

RESIDENTIAL REITS - 17.9%
33,000		American Campus Communities, Inc	1,475,760
28,000		AvalonBay Communities, Inc	3,957,800
16,000		Equity Lifestyle Properties, Inc	1,115,840
70,000		Equity Residential	4,383,400
6,000		Essex Property Trust, Inc	909,060
5,000		Home Properties, Inc	305,050
23,000		Post Properties, Inc	1,077,780
95,000		UDR, Inc	2,537,450

		TOTAL RESIDENTIAL REITS	15,762,140

RETAIL REITS - 25.3%
130,000		DDR Corp	1,898,000
20,000		Equity One, Inc	404,400
24,500		Federal Realty Investment Trust	2,371,355
80,000		General Growth Properties, Inc	1,359,200
35,000		Kimco Realty Corp	674,100
25,000		Macerich Co	1,443,750

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

12,000		Realty Income Corp	$464,760
33,000		Regency Centers Corp	1,467,840
62,000		Simon Property Group, Inc	9,032,160
16,000		Tanger Factory Outlet Centers, Inc	475,680
26,000		Taubman Centers, Inc	1,896,700
80,000		Westfield Group	733,449

		TOTAL RETAIL REITS	22,221,394

SPECIALIZED REITS - 31.6%
66,000		American Tower Corp	4,159,320
15,000		Ashford Hospitality Trust, Inc	135,150
28,000		CubeSmart	333,200
25,000		DiamondRock Hospitality Co	257,250
24,000		Entertainment Properties Trust	1,113,120
24,000		Extra Space Storage, Inc	690,960
25,000	*	FelCor Lodging Trust, Inc	90,000
65,000		HCP, Inc	2,564,900
50,000		Health Care REIT, Inc	2,748,000
20,000		Healthcare Realty Trust, Inc	440,000
110,000		Hersha Hospitality Trust	600,600
140,000		Host Marriott Corp	2,298,800
30,000		Plum Creek Timber Co, Inc	1,246,800
7,000		Potlatch Corp	219,380
24,500		Public Storage, Inc	3,385,165
15,000		Rayonier, Inc	661,350
6,000		Sovran Self Storage, Inc	298,980
35,000	*	Strategic Hotels & Resorts, Inc	230,300
25,000	*	Sunstone Hotel Investors, Inc	243,500
66,000		Ventas, Inc	3,768,600
100,000		Weyerhaeuser Co	2,192,000

		TOTAL SPECIALIZED REITS	27,677,375

		TOTAL COMMON STOCKS (Cost $75,206,727)	86,848,843

		TOTAL INVESTMENTS - 99.1% (Cost $75,206,727)	86,848,843
		OTHER ASSETS & LIABILITIES, NET - 0.9%	824,243

		NET ASSETS - 100.0%	$87,673,086

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover open written options contract.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $0 or 0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.9%
CORPORATE BONDS - 34.0%
AUTOMOBILES & COMPONENTS - 0.1%
$ 132,000	g	Delphi Corp	5.875%	05/15/19	$139,260
32,000		Ford Motor Co	7.450	07/16/31	39,120

		TOTAL AUTOMOBILES & COMPONENTS			178,380

BANKS - 6.5%
80,000		Abbey National Treasury Services plc	4.000	04/27/16	79,371
100,000	g	Banco de Credito del Peru	4.750	03/16/16	103,000
150,000	g	Banco del Estado de Chile	3.875	02/08/22	148,875
200,000		Banco do Brasil S.A.	3.875	01/23/17	205,500
110,000		BanColombia S.A.	5.950	06/03/21	116,463
325,000		Bank of America Corp	3.750	07/12/16	326,619
200,000		Bank of America Corp	5.300	03/15/17	208,714
75,000		Bank of America Corp	5.750	12/01/17	80,437
150,000		Bank of America Corp	5.875	02/07/42	149,192
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,543
500,000		Bank of New York Mellon Corp	2.300	07/28/16	512,598
50,000		Bank of New York Mellon Corp	5.450	05/15/19	57,800
230,000	g	Bank of Nova Scotia	1.450	07/26/13	232,565
750,000	g	Bank of Nova Scotia	1.650	10/29/15	761,987
900,000	g	Bank of Nova Scotia	2.150	08/03/16	923,386
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	150,122
50,000		Barclays Bank plc	5.200	07/10/14	52,991
75,000		BB&T Corp	3.850	07/27/27	75,795
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	154,500
50,000		Capital One Bank USA NA	8.800	07/15/19	61,134
50,000		Capital One Capital V	8.875	05/15/40	50,336
50,000		Capital One Financial Corp	3.150	07/15/16	51,163
100,000		Citigroup, Inc	6.000	12/13/13	105,950
50,000		Citigroup, Inc	5.000	09/15/14	51,781
350,000		Citigroup, Inc	3.953	06/15/16	359,679
100,000		Citigroup, Inc	4.450	01/10/17	104,751
75,000		Citigroup, Inc	6.125	05/15/18	84,074
50,000		Citigroup, Inc	4.500	01/14/22	50,196
75,000		Citigroup, Inc	6.875	03/05/38	86,595
50,000		Citigroup, Inc	8.125	07/15/39	64,799
300,000		Citigroup, Inc	5.875	01/30/42	310,841
900,000	g	Depfa ACS Bank	5.125	03/16/37	646,350
100,000		Deutsche Bank AG	3.875	08/18/14	104,492
100,000		Deutsche Bank AG	3.250	01/11/16	102,600
50,000		Discover Bank	7.000	04/15/20	57,373
100,000	g	HSBC Bank plc	3.500	06/28/15	104,429
150,000	g	HSBC Bank plc	4.125	08/12/20	153,229
150,000		HSBC Holdings plc	4.000	03/30/22	148,683
225,000		HSBC USA, Inc	2.375	02/13/15	226,543
100,000	g	ICICI Bank Ltd	5.500	03/25/15	103,893
60,000		JPMorgan Chase & Co	5.125	09/15/14	64,295
135,000		JPMorgan Chase & Co	3.150	07/05/16	139,167
250,000		JPMorgan Chase & Co	4.350	08/15/21	255,434
75,000		JPMorgan Chase & Co	4.500	01/24/22	78,025
100,000		JPMorgan Chase & Co	5.500	10/15/40	107,986
125,000		JPMorgan Chase & Co	5.400	01/06/42	132,726
175,000		Northern Trust Corp	4.625	05/01/14	188,265
100,000		PNC Funding Corp	5.125	02/08/20	113,272
50,000		PNC Funding Corp	3.300	03/08/22	49,464
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	177,800
200,000	g	Shinhan Bank	4.125	10/04/16	206,857

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		State Street Corp	4.300%	05/30/14	$80,384
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	104,122
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	310,231
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,576
250,000	g	Toronto-Dominion Bank	1.625	09/14/16	250,942
150,000		Union Bank of California NA	5.950	05/11/16	163,794
25,000		USB Capital XIII Trust	6.625	12/15/39	25,235
25,000		Wachovia Bank NA	4.800	11/01/14	26,795
100,000		Wachovia Bank NA	5.850	02/01/37	109,693
200,000		Wells Fargo & Co	2.625	12/15/16	204,490
100,000		Wells Fargo & Co	3.500	03/08/22	98,447
100,000		Wells Fargo Bank NA	4.750	02/09/15	107,267
50,000		Westpac Banking Corp	3.000	08/04/15	51,758

		TOTAL BANKS			10,520,374

CAPITAL GOODS - 1.0%
25,000		Black & Decker Corp	8.950	04/15/14	28,669
200,000		Caterpillar, Inc	1.375	05/27/14	203,181
50,000		CRH America, Inc	4.125	01/15/16	50,702
250,000		Danaher Corp	1.300	06/23/14	253,974
250,000		Danaher Corp	2.300	06/23/16	258,956
32,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	33,920
200,000	g	Illinois Tool Works, Inc	4.875	09/15/41	215,702
100,000	g	Myriad International Holding BV	6.375	07/28/17	109,500
111,000	g	Sealed Air Corp	8.125	09/15/19	122,516
111,000	g	Sealed Air Corp	8.375	09/15/21	124,736
120,000		SPX Corp	6.875	09/01/17	131,400
50,000		Tyco International Finance S.A.	6.000	11/15/13	53,918
25,000		Tyco International Finance S.A.	4.125	10/15/14	26,734

		TOTAL CAPITAL GOODS			1,613,908

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	103,916
75,000		Republic Services, Inc	3.800	05/15/18	80,530
40,000		Republic Services, Inc	6.200	03/01/40	47,703
250,000		Waste Management, Inc	2.600	09/01/16	256,169

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			488,318

CONSUMER DURABLES & APPAREL - 0.2%
130,000		Hanesbrands, Inc	6.375	12/15/20	133,575
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	110,250
75,000		Whirlpool Corp	8.000	05/01/12	75,381

		TOTAL CONSUMER DURABLES & APPAREL			319,206

CONSUMER SERVICES - 0.4%
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	152,604
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	103,603
100,000		Walt Disney Co	4.500	12/15/13	106,702
200,000		Walt Disney Co	1.125	02/15/17	197,682

		TOTAL CONSUMER SERVICES			560,591

DIVERSIFIED FINANCIALS - 5.2%
125,000		American Express Centurion Bank	6.000	09/13/17	146,282
125,000		American Express Co	8.125	05/20/19	163,412
50,000		American Express Credit Corp	2.800	09/19/16	51,370
100,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	103,500
100,000	g	Bangkok Bank PCL	4.800	10/18/20	100,569
150,000		Berkshire Hathaway, Inc	1.900	01/31/17	151,716
50,000		BlackRock, Inc	3.500	12/10/14	53,538
150,000		BlackRock, Inc	4.250	05/24/21	160,938
150,000		Credit Suisse	5.000	05/15/13	155,745
100,000		Credit Suisse	5.500	05/01/14	107,230
25,000		Credit Suisse	4.375	08/05/20	25,985
135,000		Eaton Vance Corp	6.500	10/02/17	153,696
100,000		Ford Motor Credit Co LLC	4.250	02/03/17	101,075
200,000		Ford Motor Credit Co LLC	5.875	08/02/21	215,718

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		General Electric Capital Corp	2.800%	01/08/13	$25,424
200,000		General Electric Capital Corp	1.875	09/16/13	203,157
250,000		General Electric Capital Corp	5.500	06/04/14	271,918
325,000		General Electric Capital Corp	2.150	01/09/15	331,974
100,000		General Electric Capital Corp	5.300	02/11/21	108,303
235,000		General Electric Capital Corp	4.650	10/17/21	250,115
100,000	i	Goldman Sachs Capital II	5.793	06/01/43	68,625
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	103,524
340,000		Goldman Sachs Group, Inc	3.625	02/07/16	339,903
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	57,127
875,000		Goldman Sachs Group, Inc	5.750	01/24/22	900,147
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	24,427
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	49,383
165,000		HSBC Finance Corp	4.750	07/15/13	171,071
100,000	g	Hyundai Capital America	3.750	04/06/16	102,385
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	200,469
35,000	g	International Lease Finance Corp	6.500	09/01/14	36,969
25,000		International Lease Finance Corp	8.625	09/15/15	27,500
180,000		International Lease Finance Corp	5.750	05/15/16	179,798
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	104,775
50,000		Jefferies Group, Inc	6.250	01/15/36	45,125
200,000		John Deere Capital Corp	2.250	06/07/16	207,513
100,000		John Deere Capital Corp	2.750	03/15/22	98,216
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	101,180
100,000		Lloyds TSB Bank plc	4.200	03/28/17	100,751
100,000		MBNA Corp	6.125	03/01/13	103,488
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	308,480
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	218,107
250,000		Morgan Stanley	2.875	01/24/14	249,457
175,000		Morgan Stanley	6.000	05/13/14	183,163
50,000		Morgan Stanley	6.000	04/28/15	52,334
100,000		Morgan Stanley	5.450	01/09/17	102,125
300,000		Morgan Stanley	4.750	03/22/17	300,100
150,000		Morgan Stanley	7.300	05/13/19	161,424
60,000		Morgan Stanley	5.625	09/23/19	59,305
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	51,814
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	35,909
55,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	55,520
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	72,517
100,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	102,167
100,000		Toyota Motor Credit Corp	2.050	01/12/17	101,495
250,000	g	UBS AG.	1.875	01/23/15	251,813
75,000		UBS AG.	4.875	08/04/20	77,947
85,000	g	Waha Aerospace BV	3.925	07/28/20	88,043

		TOTAL DIVERSIFIED FINANCIALS			8,375,761

ENERGY - 3.8%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	57,645
30,000		Anadarko Petroleum Corp	6.950	06/15/19	36,622
45,000		Anadarko Petroleum Corp	6.450	09/15/36	52,092
100,000		Apache Corp	5.100	09/01/40	109,172
310,000		BP Capital Markets plc	3.200	03/11/16	328,456
32,000		Chesapeake Energy Corp	6.625	08/15/20	32,560
100,000		Chesapeake Energy Corp	6.875	11/15/20	103,250
155,000		Cimarex Energy Co	5.875	05/01/22	158,100
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	102,000
125,000		ConocoPhillips	4.600	01/15/15	137,831
100,000		ConocoPhillips	6.500	02/01/39	132,812
105,000	g	Continental Resources, Inc	5.000	09/15/22	105,525
50,000		Devon Energy Corp	5.600	07/15/41	56,261
84,290		Dolphin Energy Ltd	5.888	06/15/19	91,244
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	210,750
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	167,866
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,746
25,000		EnCana Corp	6.625	08/15/37	27,217

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Enterprise Products Operating LLC	4.600%	08/01/12	$75,995
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,431
45,000		Enterprise Products Operating LLC	6.125	10/15/39	50,677
55,000		Enterprise Products Operating LLC	5.950	02/01/41	61,272
25,000		Enterprise Products Operating LLC	5.700	02/15/42	27,031
75,000		EOG Resources, Inc	4.100	02/01/21	81,183
25,000		Hess Corp	8.125	02/15/19	32,286
75,000		Hess Corp	5.600	02/15/41	81,552
200,000	g	Korea National Oil Corp	3.125	04/03/17	199,568
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,093
50,000		Marathon Petroleum Corp	5.125	03/01/21	54,382
25,000		Noble Holding International Ltd	3.450	08/01/15	26,320
75,000		Noble Holding International Ltd	4.900	08/01/20	80,130
100,000		Occidental Petroleum Corp	1.750	02/15/17	101,111
100,000		Occidental Petroleum Corp	4.100	02/01/21	109,379
85,000		Pemex Project Funding Master Trust	6.625	06/15/35	96,900
25,000		Pemex Project Funding Master Trust	6.625	06/15/38	28,500
200,000	g	Pertamina PT	5.250	05/23/21	210,500
100,000		Petrobras International Finance Co	3.875	01/27/16	105,260
60,000		Petrobras International Finance Co	7.875	03/15/19	74,028
59,000		Petrobras International Finance Co	6.875	01/20/40	69,317
175,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	179,370
50,000		Petroleos Mexicanos	4.875	03/15/15	54,125
20,000		Petroleos Mexicanos	8.000	05/03/19	25,300
90,000		Petroleos Mexicanos	5.500	01/21/21	99,225
155,000	g	Petroleos Mexicanos	4.875	01/24/22	162,750
100,000		Petroleos Mexicanos	6.500	06/02/41	112,500
55,000	g	Petroleos Mexicanos	6.500	06/02/41	61,875
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	123,300
100,000	g	Phillips 66	1.950	03/05/15	100,692
100,000	g	Phillips 66	4.300	04/01/22	101,720
175,000		Plains All American Pipeline LP	3.650	06/01/22	171,803
45,000	g	Precision Drilling Corp	6.500	12/15/21	47,025
100,000	g	Reliance Holdings USA	4.500	10/19/20	96,435
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	132,600
265,000	g	Schlumberger Investment S.A.	3.300	09/14/21	268,482
75,000		Shell International Finance BV	4.300	09/22/19	85,028
25,000		Shell International Finance BV	6.375	12/15/38	33,076
25,000		Statoil ASA	2.900	10/15/14	26,333
150,000		Total Capital International S.A.	1.500	02/17/17	145,976
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	118,140
25,000		Vale Overseas Ltd	6.250	01/23/17	28,811
35,000		Vale Overseas Ltd	4.375	01/11/22	35,156
25,000		Vale Overseas Ltd	6.875	11/21/36	28,996
60,000		Vale Overseas Ltd	6.875	11/10/39	70,087
50,000		Valero Energy Corp	4.500	02/01/15	53,692
100,000		XTO Energy, Inc	6.250	04/15/13	105,575
50,000		XTO Energy, Inc	4.625	06/15/13	52,296

		TOTAL ENERGY			6,102,432

FOOD & STAPLES RETAILING - 0.2%
50,000		CVS Caremark Corp	3.250	05/18/15	52,995
50,000		Delhaize Group S.A.	5.875	02/01/14	53,764
50,000		Delhaize Group S.A.	6.500	06/15/17	57,783
100,000		Kroger Co	2.200	01/15/17	101,584

		TOTAL FOOD & STAPLES RETAILING			266,126

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	210,963
135,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	158,652
100,000		Coca-Cola Co	0.750	03/13/15	99,722
50,000		Coca-Cola Co	1.800	09/01/16	51,063
100,000		Coca-Cola Co	3.150	11/15/20	104,470

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 165,000		Coca-Cola Co	3.300%	09/01/21	$171,669
55,000		General Mills, Inc	5.200	03/17/15	61,200
200,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	209,763
100,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	101,838
100,000		HJ Heinz Co	1.500	03/01/17	99,286
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	127,158
25,000		Kraft Foods, Inc	6.125	02/01/18	30,000
50,000		Kraft Foods, Inc	5.375	02/10/20	57,802
135,000		Kraft Foods, Inc	6.500	02/09/40	166,122
5,000		PepsiCo, Inc	7.900	11/01/18	6,720
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,440
75,000	g	Pernod-Ricard S.A.	4.450	01/15/22	76,078
100,000		Philip Morris International, Inc	6.875	03/17/14	112,126
100,000		TreeHouse Foods, Inc	7.750	03/01/18	108,375

		TOTAL FOOD, BEVERAGE & TOBACCO			1,988,447

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
50,000		Becton Dickinson and Co	1.750	11/08/16	50,593
50,000		Boston Scientific Corp	4.500	01/15/15	53,636
70,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	74,725
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	134,550
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	54,500
40,000		HCA, Inc	6.500	02/15/20	42,000
97,000		HCA, Inc	7.875	02/15/20	106,579
44,000		McKesson Corp	3.250	03/01/16	47,134
100,000		Medtronic, Inc	4.750	09/15/15	111,930
100,000		Quest Diagnostics, Inc	6.400	07/01/17	117,581
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	101,212
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	77,618
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	16,796
125,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	131,938

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,120,792

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000		Clorox Co	3.800	11/15/21	75,794
50,000		Ecolab, Inc	4.350	12/08/21	53,006
50,000		Procter & Gamble Co	2.300	02/06/22	48,332
65,000		Procter & Gamble Co	5.550	03/05/37	81,237
50,000		Unilever Capital Corp	4.800	02/15/19	58,004
50,000		Unilever Capital Corp	4.250	02/10/21	56,492

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			372,865

INSURANCE - 1.3%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	55,078
75,000		Allstate Corp	7.450	05/16/19	94,064
150,000		American International Group, Inc	3.650	01/15/14	152,777
100,000		Chubb Corp	6.000	05/11/37	121,681
20,000		CIGNA Corp	5.125	06/15/20	22,031
100,000		CIGNA Corp	4.500	03/15/21	105,514
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	77,550
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	80,152
50,000		Hartford Financial Services Group, Inc	6.625	03/30/40	51,635
150,000		HCA, Inc	5.875	03/15/22	150,188
25,000		Lincoln National Corp	7.000	06/15/40	29,360
250,000		Markel Corp	5.350	06/01/21	260,679
50,000		Metlife, Inc	5.000	06/15/15	55,300
100,000		Metlife, Inc	6.750	06/01/16	118,806
100,000	g	Principal Life Global Funding I	5.125	10/15/13	104,721
150,000		Progressive Corp	3.750	08/23/21	159,671
150,000		Prudential Financial, Inc	6.200	11/15/40	168,727
100,000	g	Prudential Funding LLC	6.750	09/15/23	107,389
25,000		Travelers Cos, Inc	5.800	05/15/18	30,198
25,000		Travelers Cos, Inc	5.900	06/02/19	30,271
20,000		Unum Group	5.625	09/15/20	21,167
150,000		Willis Group Holdings plc	4.125	03/15/16	152,473

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		WR Berkley Corp	5.375%	09/15/20	$26,257

		TOTAL INSURANCE			2,175,689

MATERIALS - 2.3%
125,000		3M Co	5.700	03/15/37	159,668
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	103,008
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	39,102
10,000		Airgas, Inc	4.500	09/15/14	10,711
25,000	g	Anglo American Capital plc	4.450	09/27/20	25,857
220,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	226,453
35,000		ArcelorMittal	3.750	08/05/15	35,552
100,000		ArcelorMittal	3.750	03/01/16	99,918
60,000		ArcelorMittal	4.500	02/25/17	60,176
100,000		ArcelorMittal	6.250	02/25/22	101,110
32,000		Ball Corp	6.750	09/15/20	35,040
150,000	g	Barrick Gold Corp	3.850	04/01/22	149,167
125,000		Barrick North America Finance LLC	4.400	05/30/21	131,757
150,000		CF Industries, Inc	6.875	05/01/18	173,062
100,000		Cliffs Natural Resources, Inc	6.250	10/01/40	106,193
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	102,449
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	204,256
32,000		Crown Americas LLC	6.250	02/01/21	34,400
75,000		Domtar Corp	4.400	04/01/22	74,113
78,000		Dow Chemical Co	4.125	11/15/21	80,242
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	53,439
250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	249,052
75,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	72,031
32,000		Graphic Packaging International, Inc	9.500	06/15/17	35,520
50,000		International Paper Co	7.300	11/15/39	60,873
50,000		International Paper Co	6.000	11/15/41	54,274
200,000	g	LyondellBasell Industries NV	6.000	11/15/21	210,000
100,000		Newmont Mining Corp	3.500	03/15/22	96,341
50,000		Newmont Mining Corp	4.875	03/15/42	46,521
50,000		Praxair, Inc	5.250	11/15/14	55,705
150,000		Praxair, Inc	2.450	02/15/22	144,267
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,411
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	108,669
130,000		Solutia, Inc	7.875	03/15/20	152,425
200,000		Teck Resources Ltd	10.250	05/15/16	229,020
25,000		Teck Resources Ltd	6.000	08/15/40	26,326
50,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	52,382

		TOTAL MATERIALS			3,650,490

MEDIA - 1.4%
50,000		CBS Corp	4.300	02/15/21	52,410
100,000	g	DIRECTV Holdings LLC	2.400	03/15/17	99,113
250,000	g	DIRECTV Holdings LLC	3.800	03/15/22	246,568
200,000	g	DIRECTV Holdings LLC	5.150	03/15/42	194,837
350,000		Lamar Media Corp	9.750	04/01/14	393,750
100,000	g	Lamar Media Corp	5.875	02/01/22	101,750
25,000		NBC Universal Media LLC	5.150	04/30/20	28,295
350,000		NBC Universal Media LLC	4.375	04/01/21	374,901
25,000		News America, Inc	7.250	05/18/18	30,244
50,000		News America, Inc	6.200	12/15/34	55,451
50,000		News America, Inc	6.900	08/15/39	59,255
35,000		Nielsen Finance LLC	7.750	10/15/18	38,587
100,000		Time Warner Cable, Inc	8.750	02/14/19	130,360
125,000		Time Warner Cable, Inc	8.250	04/01/19	159,863
50,000		Time Warner, Inc	3.150	07/15/15	52,951
50,000		Time Warner, Inc	6.500	11/15/36	58,018
200,000		Viacom, Inc	1.250	02/27/15	199,795
115,000		Viacom, Inc	2.500	12/15/16	117,709

		TOTAL MEDIA			2,393,857

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
$ 100,000	g	Aristotle Holding, Inc	2.100%	02/12/15	$101,232
100,000	g	Aristotle Holding, Inc	3.900	02/15/22	101,075
150,000		Johnson & Johnson	2.150	05/15/16	156,182
50,000		Johnson & Johnson	5.850	07/15/38	64,635
65,000		Life Technologies Corp	3.500	01/15/16	67,515
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	57,994
200,000		Merck & Co, Inc	3.875	01/15/21	219,601
97,000	g	Mylan, Inc	7.875	07/15/20	108,155
35,000		Novartis Capital Corp	4.125	02/10/14	37,281
200,000		Novartis Capital Corp	2.900	04/24/15	213,115
35,000		Pfizer, Inc	5.350	03/15/15	39,568
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	261,767

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,428,120

REAL ESTATE - 0.8%
15,000		AMB Property LP	7.625	08/15/14	16,688
30,000		AMB Property LP	4.500	08/15/17	30,903
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,803
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	152,957
35,000		Camden Property Trust	4.625	06/15/21	35,975
100,000		Developers Diversified Realty Corp	4.750	04/15/18	103,592
40,000		Developers Diversified Realty Corp	7.875	09/01/20	47,306
110,000		Health Care REIT, Inc	3.625	03/15/16	111,629
50,000		Health Care REIT, Inc	4.125	04/01/19	49,602
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	25,589
147,000		Host Hotels & Resorts LP	5.875	06/15/19	154,901
25,000		Kilroy Realty Corp	5.000	11/03/15	26,636
10,000		Kimco Realty Corp	5.700	05/01/17	10,955
50,000		National Retail Properties, Inc	5.500	07/15/21	52,063
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	25,885
25,000		Simon Property Group LP	5.250	12/01/16	28,272
100,000		Simon Property Group LP	2.800	01/30/17	102,393
40,000		Simon Property Group LP	10.350	04/01/19	55,099
100,000		Simon Property Group LP	3.375	03/15/22	96,441
15,000		Ventas Realty LP	3.125	11/30/15	15,390
50,000		Ventas Realty LP	4.250	03/01/22	48,585
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	52,226

		TOTAL REAL ESTATE			1,270,890

RETAILING - 0.9%
130,000		AmeriGas Partners LP	6.250	08/20/19	129,838
132,000		Limited Brands, Inc	6.625	04/01/21	143,055
205,000		Limited Brands, Inc	5.625	02/15/22	206,794
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	172,133
50,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	50,146
100,000		Nordstrom, Inc	4.000	10/15/21	106,398
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	36,896
160,000	g	QVC Inc	7.375	10/15/20	176,000
100,000	g	QVC, Inc	7.500	10/01/19	109,750
25,000		Staples, Inc	9.750	01/15/14	28,405
100,000		Target Corp	2.900	01/15/22	98,837
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	83,017
150,000		Wal-Mart Stores, Inc	5.625	04/15/41	181,555

		TOTAL RETAILING			1,522,824

SOFTWARE & SERVICES - 0.4%
50,000		International Business Machines Corp	0.550	02/06/15	49,739
250,000		International Business Machines Corp	1.950	07/22/16	256,540
100,000		International Business Machines Corp	1.250	02/06/17	99,198
35,000		Microsoft Corp	0.875	09/27/13	35,256
125,000		Microsoft Corp	1.625	09/25/15	128,718
50,000		Oracle Corp	3.750	07/08/14	53,499
25,000		Oracle Corp	5.750	04/15/18	30,393

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$ 65,000		Oracle Corp	3.875%	07/15/20	$71,554

		TOTAL SOFTWARE & SERVICES			724,897

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
50,000		Amphenol Corp	4.750	11/15/14	54,313
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	143,325
25,000		Hewlett-Packard Co	4.750	06/02/14	26,744
132,000		Jabil Circuit, Inc	5.625	12/15/20	138,600
50,000		L-3 Communications Corp	6.375	10/15/15	51,187
100,000		L-3 Communications Corp	4.950	02/15/21	104,609
100,000		Scientific Games Corp	8.125	09/15/18	108,875
32,000		Scientific Games Corp	9.250	06/15/19	35,440
100,000		Xerox Corp	2.950	03/15/17	101,047
25,000		Xerox Corp	8.250	05/15/14	28,230

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			792,370

TELECOMMUNICATION SERVICES - 1.5%
40,000		America Movil SAB de C.V.	5.000	03/30/20	44,480
150,000		American Tower Corp	4.700	03/15/22	151,205
100,000		AT&T, Inc	6.150	09/15/34	115,361
125,000		AT&T, Inc	6.300	01/15/38	146,912
100,000		BellSouth Corp	6.875	10/15/31	120,487
25,000		BellSouth Corp	6.550	06/15/34	28,538
175,000		Cellco Partnership	8.500	11/15/18	240,279
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	137,447
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	70,852
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	52,625
25,000		Telecom Italia Capital S.A.	6.999	06/04/18	26,625
200,000		Telecom Italia Capital S.A.	7.175	06/18/19	213,000
150,000		Telefonica Emisiones SAU	3.992	02/16/16	149,304
100,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	99,920
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	113,277
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	102,800
95,000		Verizon Communications, Inc	5.250	04/15/13	99,596
40,000		Verizon Communications, Inc	8.750	11/01/18	54,281
25,000		Verizon Communications, Inc	8.950	03/01/39	38,633
200,000	g	Vimpelcom Holdings	6.255	03/01/17	199,112
63,000		Virgin Media Finance plc	9.500	08/15/16	71,032
100,000		Virgin Media Secured Finance plc	5.250	01/15/21	107,501

		TOTAL TELECOMMUNICATION SERVICES			2,383,267

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance	5.000	04/07/18	170,423
100,000		Boeing Co	6.125	02/15/33	124,283
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	152,394
100,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	98,326
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	104,315
100,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	94,539
200,000	g	DP World Ltd	6.850	07/02/37	193,000
25,000		Embraer Overseas Ltd	6.375	01/15/20	27,532
100,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	110,750
50,000		Norfolk Southern Corp	5.750	04/01/18	59,076
100,000		Norfolk Southern Corp	5.590	05/17/25	117,583
200,000	g	Transnet Ltd	4.500	02/10/16	207,024
65,000		Union Pacific Corp	4.163	07/15/22	70,229
75,000		Union Pacific Corp	4.750	09/15/41	76,510
100,000		United Parcel Service, Inc	3.125	01/15/21	104,752

		TOTAL TRANSPORTATION			1,710,736

UTILITIES - 3.1%
200,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	213,000
100,000	g	AES Corp	7.375	07/01/21	110,500
35,000	g	AES Gener S.A.	5.250	08/15/21	36,925
50,000		AGL Capital Corp	5.250	08/15/19	56,612

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Alliant Energy Corp	4.000%	10/15/14	$79,297
75,000		Atmos Energy Corp	8.500	03/15/19	98,120
195,000	g	Calpine Corp	7.500	02/15/21	208,163
200,000		Carolina Power & Light Co	5.300	01/15/19	235,157
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	55,477
100,000		CenterPoint Energy Resources Corp	5.850	01/15/41	113,840
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	218,900
200,000	g	CEZ AS.	4.250	04/03/22	198,910
200,000	g	China Resources Gas Group Ltd	4.500	04/05/22	196,556
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	199,800
100,000	g	Comision Federal Electricidad	4.875	05/26/21	106,000
150,000		Commonwealth Edison Co	4.000	08/01/20	161,914
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,305
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	42,677
50,000		Dominion Resources, Inc	4.900	08/01/41	52,456
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	108,042
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,733
50,000		Indiana Michigan Power Co	7.000	03/15/19	61,268
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,009
200,000	g	Israel Electric Corp Ltd	6.700	02/10/17	206,177
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	105,333
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	101,794
100,000		LG&E and KU Energy LLC	3.750	11/15/20	99,574
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	58,393
100,000		Nevada Power Co	6.650	04/01/36	127,997
100,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	90,318
75,000		Pacific Gas & Electric Co	8.250	10/15/18	99,282
50,000		PacifiCorp	6.000	01/15/39	61,754
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,365
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	209,500
50,000		PG&E Corp	5.750	04/01/14	54,487
250,000		PPL Electric Utilities Corp	3.000	09/15/21	251,062
50,000		Progress Energy, Inc	7.050	03/15/19	61,842
75,000		Public Service Co of Colorado	3.200	11/15/20	77,758
80,000		Public Service Co of Colorado	4.750	08/15/41	86,769
100,000		Public Service Co of Oklahoma	5.150	12/01/19	112,295
32,000		Questar Market Resources, Inc	6.875	03/01/21	35,360
75,000		San Diego Gas & Electric Co	3.000	08/15/21	76,737
25,000		San Diego Gas & Electric Co	3.950	11/15/41	24,180
50,000		Sempra Energy	6.000	10/15/39	60,041
80,000		Southern California Edison Co	3.875	06/01/21	87,119
25,000		Veolia Environnement	5.250	06/03/13	26,054
100,000		Virginia Electric and Power Co	4.750	03/01/13	103,673
55,000		Virginia Electric and Power Co	2.950	01/15/22	54,454
50,000		Williams Partners LP	3.800	02/15/15	53,130
75,000		Williams Partners LP	4.000	11/15/21	75,786
75,000		Williams Partners LP	6.300	04/15/40	87,187
50,000		Xcel Energy, Inc	4.800	09/15/41	52,492

		TOTAL UTILITIES			5,242,574

		TOTAL CORPORATE BONDS (Cost $52,678,879)			55,202,914

GOVERNMENT BONDS - 58.5%
AGENCY SECURITIES - 5.2%
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	499,460
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	506,964
1,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	1,019,460
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	1,005,042
200,000		FHLMC	2.500	04/23/14	208,620
1,500,000		FHLMC	5.125	10/18/16	1,758,792
100,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	101,243
1,000,000		FNMA	3.000	09/16/14	1,061,660
200,000		General Electric Capital Corp	2.125	12/21/12	202,737

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 450,000		GMAC, Inc	1.750%	10/30/12	$453,988
700,000		GMAC, Inc	2.200	12/19/12	709,818
250,000		Private Export Funding Corp	3.050	10/15/14	264,562
350,000		State Street Corp	2.150	04/30/12	350,590
250,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	269,267

		TOTAL AGENCY SECURITIES			8,412,203

FOREIGN GOVERNMENT BONDS - 8.0%
500,000	g	Bank of Montreal	2.850	06/09/15	526,956
250,000	g	Bank of Montreal	2.625	01/25/16	262,164
200,000		Brazilian Government International Bond	4.875	01/22/21	226,400
25,000		Brazilian Government International Bond	7.125	01/20/37	34,313
100,000		Brazilian Government International Bond	5.625	01/07/41	115,250
1,400,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	1,387,053
150,000		Canada Government International Bond	2.375	09/10/14	156,862
250,000		Canada Government International Bond	0.875	02/14/17	246,969
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	209,141
150,000		Chile Government International Bond	3.875	08/05/20	161,250
200,000		Colombia Government International Bond	4.375	07/12/21	217,500
100,000	g	Dominican Republic International Bond	7.500	05/06/21	103,000
117,000		Eksportfinans ASA	2.000	09/15/15	103,807
100,000		European Investment Bank	4.875	02/15/36	108,137
250,000		Export Development Canada	2.250	05/28/15	262,528
100,000		Export-Import Bank of Korea	5.125	06/29/20	107,184
175,000		Federative Republic of Brazil	6.000	01/17/17	207,375
66,000		Hungary Government International Bond	6.375	03/29/21	60,390
56,000		Hungary Government International Bond	7.625	03/29/41	50,680
200,000		Israel Government International Bond	4.000	06/30/22	197,793
35,000		Italy Government International Bond	6.875	09/27/23	36,767
250,000		KFW	2.625	01/25/22	247,792
100,000	g	Lithuania Government International Bond	5.125	09/14/17	104,000
200,000	g	Lithuania Government International Bond	6.625	02/01/22	221,500
100,000		Mexico Government International Bond	3.625	03/15/22	102,250
100,000		Mexico Government International Bond	4.750	03/08/44	98,000
200,000	g	Namibia International Bonds	5.500	11/03/21	209,500
250,000	g	National Bank of Canada	1.650	01/30/14	254,341
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	248,585
25,000		Peruvian Government International Bond	7.350	07/21/25	34,150
80,000		Poland Government International Bond	3.875	07/16/15	84,056
30,000		Poland Government International Bond	6.375	07/15/19	34,875
50,000		Poland Government International Bond	5.000	03/23/22	52,701
175,000		Province of British Columbia Canada	2.850	06/15/15	186,184
500,000		Province of Manitoba Canada	2.125	04/22/13	508,809
500,000		Province of New Brunswick Canada	2.750	06/15/18	526,069
500,000		Province of Nova Scotia Canada	2.375	07/21/15	522,800
300,000		Province of Ontario Canada	4.100	06/16/14	322,925
300,000		Province of Ontario Canada	2.950	02/05/15	318,040
400,000		Province of Ontario Canada	2.700	06/16/15	422,059
500,000		Province of Ontario Canada	4.400	04/14/20	572,110
110,000		Province of Quebec Canada	4.625	05/14/18	127,753
500,000		Province of Quebec Canada	3.500	07/29/20	537,408
750,000		Province of Quebec Canada	2.750	08/25/21	752,895
200,000	g	Qatar Government International Bond	3.125	01/20/17	204,000
100,000		Qatar Government International Bond	5.250	01/20/20	110,250
30,000		Republic of Hungary	6.250	01/29/20	27,369
200,000	g	Republic of Indonesia	5.250	01/17/42	209,750
200,000	g	Republic of Latvia	5.250	02/22/17	206,000
60,000	g	Romanian Government International Bond	6.750	02/07/22	62,700
100,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	104,000
200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	198,400
100,000		South Africa Government International Bond	6.875	05/27/19	120,375
100,000		South Africa Government International Bond	4.665	01/17/24	102,250
100,000		Turkey Government International Bond	5.625	03/30/21	104,350
52,000		United Mexican States	5.875	02/17/14	56,472

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		United Mexican States	5.950%	03/19/19	$59,950
100,000		United Mexican States	5.125	01/15/20	114,750

		TOTAL FOREIGN GOVERNMENT BONDS			12,950,937

MORTGAGE BACKED - 29.3%
254,508		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	26,256
45,800	i	FHLMC	2.380	02/01/36	48,247
155,461	i	FHLMC	2.496	07/01/36	164,106
89,738	i	FHLMC	2.540	09/01/36	96,599
32,233	i	FHLMC	2.602	09/01/36	33,765
36,649	i	FHLMC	2.645	09/01/36	38,797
87,249	i	FHLMC	2.887	03/01/37	93,204
136,399	i	FHLMC	5.969	04/01/37	148,339
34,636	i	FHLMC	5.748	05/01/37	37,407
177,338		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	192,907
24,272		FGLMC	4.500	01/01/20	26,039
107,721		FGLMC	4.500	07/01/20	117,178
25,341		FGLMC	5.000	04/01/23	27,241
87,439		FGLMC	4.000	07/01/24	92,383
32,541		FGLMC	4.500	09/01/24	34,732
16,649		FGLMC	6.000	03/01/33	18,621
184,424		FGLMC	5.000	11/01/33	204,460
298,399		FGLMC	6.000	11/01/33	335,152
70,533		FGLMC	5.000	05/01/34	76,146
44,841		FGLMC	6.000	09/01/34	49,964
16,053		FGLMC	6.000	04/01/35	17,795
24,621		FGLMC	5.000	02/01/36	26,557
9,682		FGLMC	6.500	05/01/36	10,863
200,564		FGLMC	5.500	04/01/37	218,301
227,892		FGLMC	5.500	05/01/37	248,045
11,464		FGLMC	6.000	08/01/37	12,671
169,441		FGLMC	6.000	08/01/37	188,298
54,186		FGLMC	6.500	09/01/37	60,797
44,618		FGLMC	6.500	11/01/37	50,062
128,224		FGLMC	5.000	04/01/38	140,391
40,826		FGLMC	6.500	05/01/38	46,178
54,708		FGLMC	5.500	01/01/39	59,529
147,791		FGLMC	4.000	06/01/39	154,679
78,720		FGLMC	5.000	07/01/39	84,787
1,025,717		FGLMC	4.500	12/01/39	1,102,346
109,595		FGLMC	5.000	01/01/40	118,043
592,778		FGLMC	4.500	07/01/40	637,063
2,668		Federal National Mortgage Association (FNMA)	5.000	06/01/13	2,782
1,462,817		FNMA	4.563	01/01/15	1,553,718
48,142		FNMA	5.500	04/01/18	52,933
49,087		FNMA	5.500	05/01/18	53,972
150,000		FNMA	4.000	02/25/19	160,161
49,555		FNMA	4.500	03/01/19	53,255
23,080		FNMA	4.500	06/01/19	24,803
154,299		FNMA	5.500	07/01/20	169,701
11,367		FNMA	4.500	11/01/20	12,216
90,245		FNMA	4.500	12/01/20	98,450
32,182		FNMA	5.000	12/01/20	34,962
25,300		FNMA	4.500	03/01/23	27,110
93,845		FNMA	5.000	04/01/23	101,629
47,382		FNMA	4.500	06/01/23	50,771
59,763		FNMA	5.000	07/01/23	64,645
53,631		FNMA	5.000	07/01/23	58,012
92,052		FNMA	5.500	02/01/24	101,276
126,937		FNMA	4.500	04/01/24	135,939
72,840		FNMA	4.000	05/01/24	77,220
210,683		FNMA	5.500	07/01/24	231,661
7,406		FNMA	5.500	09/01/24	8,143
348,380		FNMA	4.000	02/01/25	369,330

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 420,966		FNMA	3.500%	01/01/26	$445,096
492,976		FNMA	2.500	01/01/27	500,958
980,807		FNMA	3.000	01/01/27	1,017,239
296,564		FNMA	3.000	01/01/27	307,580
41,003		FNMA	6.500	07/01/32	46,701
51,364		FNMA	5.500	01/01/33	56,446
78,929		FNMA	5.500	07/01/33	86,739
246,394		FNMA	5.500	07/01/33	272,698
553,530		FNMA	5.500	07/01/33	617,467
296,704		FNMA	6.000	10/01/33	331,466
122,039		FNMA	5.000	11/01/33	132,136
542,091		FNMA	5.500	11/01/33	595,729
273,924		FNMA	5.000	03/01/34	296,589
478,426		FNMA	5.000	03/01/34	518,012
77,815		FNMA	5.500	04/01/34	85,515
40,131		FNMA	5.000	08/01/34	43,512
1,026,057		FNMA	5.000	09/01/34	1,110,474
45,792		FNMA	5.000	11/01/34	49,581
42,149		FNMA	6.500	02/01/35	48,047
128,966		FNMA	5.500	04/01/35	141,505
18,944		FNMA	7.500	06/01/35	21,006
32,527		FNMA	5.500	07/01/35	35,745
17,638		FNMA	7.500	07/01/35	18,480
46,571		FNMA	4.500	08/01/35	49,592
73,294		FNMA	5.000	08/01/35	79,255
171,015		FNMA	5.500	09/01/35	187,936
67,144		FNMA	5.500	10/01/35	73,494
72,758		FNMA	5.000	02/01/36	78,676
216,786		FNMA	6.000	04/01/36	239,476
142,689		FNMA	6.000	06/01/36	158,382
75,582	i	FNMA	2.385	07/01/36	79,902
46,079		FNMA	6.500	09/01/36	51,763
53,050		FNMA	6.000	12/01/36	58,602
31,471		FNMA	5.000	02/01/37	34,020
184,195		FNMA	5.500	02/01/37	201,154
36,848		FNMA	7.000	02/01/37	42,237
99,738		FNMA	5.500	03/01/37	108,766
91,219		FNMA	7.000	04/01/37	104,560
29,253		FNMA	5.500	06/01/37	31,901
24,276		FNMA	6.500	08/01/37	27,399
204,443		FNMA	6.000	09/01/37	225,457
35,508		FNMA	6.000	11/01/37	39,158
20,360		FNMA	7.000	11/01/37	23,337
74,830		FNMA	5.500	01/01/38	81,603
7,696		FNMA	6.500	01/01/38	8,646
149,374		FNMA	5.500	02/01/38	162,894
637,849		FNMA	5.500	02/01/38	695,580
1,510		FNMA	6.500	02/01/38	1,712
6,034		FNMA	6.500	03/01/38	6,765
12,595		FNMA	6.500	03/01/38	14,120
221,123		FNMA	5.000	04/01/38	239,039
185,604		FNMA	5.000	04/01/38	200,642
99,801		FNMA	6.000	04/01/38	110,060
251,704		FNMA	5.500	05/01/38	274,486
269,288		FNMA	5.500	06/01/38	293,661
603,532		FNMA	6.000	07/01/38	665,568
612,392		FNMA	6.000	10/01/38	675,339
256,561		FNMA	4.000	01/01/39	269,170
79,208		FNMA	4.500	01/01/39	84,272
51,870		FNMA	5.500	01/01/39	56,565
45,130		FNMA	6.000	01/01/39	49,769
62,433		FNMA	6.000	01/01/39	68,850
107,808		FNMA	4.000	02/01/39	113,106
483,648		FNMA	4.500	02/01/39	514,566

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 88,092	FNMA	4.500%	02/01/39	$93,723
43,339	FNMA	5.500	02/01/39	47,261
1,080,055	FNMA	4.500	04/01/39	1,149,099
68,269	FNMA	5.000	04/01/39	73,779
451,319	FNMA	4.000	05/01/39	478,931
349,088	FNMA	4.500	06/01/39	371,404
598,515	FNMA	4.000	07/01/39	627,931
334,145	FNMA	6.500	07/01/39	374,316
417,821	FNMA	4.000	08/01/39	438,356
379,218	FNMA	4.500	08/01/39	403,460
533,584	FNMA	6.000	09/01/39	588,263
246,970	FNMA	4.500	10/01/39	262,758
271,876	FNMA	4.500	11/01/39	289,256
275,430	FNMA	4.500	11/01/39	293,038
190,332	FNMA	5.000	11/01/39	205,694
500,000	FNMA	4.000	02/25/40	533,473
674,115	FNMA	5.000	05/01/40	740,110
419,262	FNMA	5.000	06/01/40	456,900
332,952	FNMA	4.500	07/01/40	354,653
315,541	FNMA	4.500	07/01/40	336,107
406,190	FNMA	5.500	07/01/40	444,858
366,434	FNMA	4.500	11/01/40	393,405
342,385	FNMA	5.000	11/01/40	373,122
204,586	FNMA	4.000	12/01/40	214,641
428,720	FNMA	4.500	12/01/40	456,663
474,193	FNMA	3.500	01/01/41	487,759
926,838	FNMA	4.000	02/01/41	972,390
291,421	FNMA	4.000	02/01/41	305,743
456,829	FNMA	3.500	03/01/41	469,612
478,370	FNMA	4.000	04/01/41	507,636
239,581	FNMA	4.000	04/01/41	253,340
528,490	FNMA	4.500	04/01/41	567,438
216,091	FNMA	4.000	08/01/41	226,813
558,058	FNMA	4.000	08/01/41	585,747
288,408	FNMA	4.000	09/01/41	304,971
288,447	FNMA	3.500	10/01/41	296,519
290,913	FNMA	4.000	11/01/41	305,347
987,767	FNMA	3.500	12/01/41	1,015,409
382,638	FNMA	3.500	12/01/41	393,345
498,115	FNMA	3.500	02/01/42	512,054
27,177	Government National Mortgage Association (GNMA)	5.500	07/15/33	30,549
177,977	GNMA	5.500	07/20/33	199,227
23,171	GNMA	5.000	03/15/34	25,684
178,109	GNMA	5.000	06/15/34	198,651
206,414	GNMA	5.500	02/15/37	230,962
163,346	GNMA	5.000	01/15/38	180,602
63,797	GNMA	5.000	04/15/38	70,537
136,317	GNMA	5.500	05/15/38	152,508
26,730	GNMA	6.000	08/15/38	30,177
26,994	GNMA	6.000	08/20/38	30,392
362,384	GNMA	5.500	07/15/39	405,765
138,679	GNMA	4.500	07/20/39	150,939
45,793	GNMA	5.000	07/20/39	50,488
59,337	GNMA	4.000	08/15/39	63,810
622,641	GNMA	4.500	03/15/40	679,535
209,845	GNMA	4.500	04/15/40	229,020
366,887	GNMA	5.000	04/15/40	406,564
126,034	GNMA	5.000	04/15/40	139,664
915,260	GNMA	4.500	04/20/40	997,319
637,983	GNMA	4.500	05/15/40	696,279
457,610	GNMA	5.000	05/20/40	504,667
420,821	GNMA	4.500	06/15/40	459,274
386,283	GNMA	5.000	06/15/40	428,058
522,068	GNMA	4.000	07/15/40	561,750

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 984,267		GNMA	4.000%	09/15/41	$1,058,772
497,017		GNMA	3.500	12/20/41	518,809

		TOTAL MORTGAGE BACKED			47,446,164

MUNICIPAL BONDS - 1.2%
1,100,000		City of New York, NY	5.817	10/01/31	1,236,796
150,000		Grant County Public Utility District No 2	5.630	01/01/27	173,956
100,000		State of California	5.450	04/01/15	111,172
100,000		State of California	5.950	04/01/16	114,585
150,000		State of California	7.625	03/01/40	195,369
175,000		State of Illinois	6.725	04/01/35	193,372

		TOTAL MUNICIPAL BONDS			2,025,250

U.S. TREASURY SECURITIES - 14.8%
695,000		United States Treasury Bond	3.125	11/15/41	666,657
1,000,000		United States Treasury Bond	3.125	02/15/42	958,594
55,000		United States Treasury Note	0.625	06/30/12	55,069
48,000		United States Treasury Note	1.375	10/15/12	48,311
1,695,000		United States Treasury Note	0.625	01/31/13	1,700,894
50,000		United States Treasury Note	0.125	08/31/13	49,887
50,000		United States Treasury Note	0.500	10/15/13	50,147
50,000		United States Treasury Note	0.250	10/31/13	49,953
1,175,000		United States Treasury Note	0.125	12/31/13	1,170,960
50,000		United States Treasury Note	0.250	01/31/14	49,928
1,000,000		United States Treasury Note	0.250	02/28/14	998,516
1,180,000		United States Treasury Note	2.375	10/31/14	1,237,433
5,425,000		United States Treasury Note	0.250	02/15/15	5,386,005
2,000,000		United States Treasury Note	0.375	03/15/15	1,992,344
3,017,000		United States Treasury Note	0.875	02/28/17	2,995,787
1,000,000		United States Treasury Note	2.625	01/31/18	1,075,312
3,000,000		United States Treasury Note	2.250	07/31/18	3,148,593
1,000,000		United States Treasury Note	1.375	11/30/18	990,547
800,000		United States Treasury Note	1.375	12/31/18	791,562
644,100		United States Treasury Note	2.000	02/15/22	631,721

		TOTAL U.S. TREASURY SECURITIES			24,048,220

		TOTAL GOVERNMENT BONDS (Cost $91,609,323)			94,882,774

STRUCTURED ASSETS - 6.4%
ASSET BACKED - 2.1%
200,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	198,467
		Series - 2012 1 (Class A2)
200,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	197,576
		Series - 2012 1 (Class A3)
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	51,689
		Series - 2010 3 (Class C)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	103,106
		Series - 2010 5A (Class A)
77,909	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	69,862
		Series - 2005 SD3 (Class 2A1)
331,471		Centex Home Equity	5.540	01/25/32	334,067
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	73,796
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	50,638
		Series - 2002 2 (Class MF2)
40,910	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	40,982
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	182,163
		Series - 2011 LC1A (Class C)
200,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	204,831
		Series - 2012 1A (Class A2)
464,087	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	440,949
		Series - 2007 1A (Class AF3)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Ford Credit Auto Owner Trust	3.210%	07/15/17	$77,313
		Series - 2011 A (Class D)
5,600		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	5,571
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	205,618
		Series - 2006 HLTV (Class A4)
230,797		Lehman XS Trust	6.500	06/25/46	128,358
		Series - 2006 13 (Class 2A1)
50,076	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	49,394
		Series - 2005 1 (Class M1)
4,531	i	Morgan Stanley ABS Capital I	0.282	01/25/37	4,482
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	153,451
		Series - 2006 3 (Class AF3)
28,268	i	Residential Asset Securities Corp	0.672	04/25/35	26,600
		Series - 2005 KS3 (Class M3)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	84,016
		Series - 2006 HI1 (Class M2)
16,236	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	15,820
		Series - 2006 NC2 (Class A2)
200,000	g	Sierra Receivables Funding Co LLC	3.580	11/20/28	200,311
		Series - 2012 1A (Class B)
100,000	g	SLM Student Loan Trust	4.370	04/17/28	103,708
		Series - 2011 A (Class A2)
60,000	g	SLM Student Loan Trust	3.740	02/15/29	60,561
		Series - 2011 B (Class A2)
33,175	i	Soundview Home Equity Loan Trust	0.352	10/25/36	32,756
		Series - 2006 EQ1 (Class A2)
39,347	i	Structured Asset Investment Loan Trust	0.642	05/25/35	37,628
		Series - 2005 4 (Class M1)
67,393	i	Structured Asset Investment Loan Trust	0.522	12/25/35	66,119
		Series - 2005 10 (Class A5)
100,000	g	Vornado DP LLC	5.280	09/13/28	107,120
		Series - 2010 VNO (Class C)
117,273	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	106,718
		Series - 2006 N1 (Class N1)
28,008	i	Wells Fargo Home Equity Trust	0.382	07/25/36	25,256
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			3,438,926

OTHER MORTGAGE BACKED - 4.3%
110,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	116,908
		Series - 2006 4 (Class AM)
200,000	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	196,015
		Series - 2005 MIB1 (Class C)
48,503		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	44,964
		Series - 2005 AC2 (Class 1A)
25,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	28,106
		Series - 2006 PW14 (Class A4)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	85,196
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	53,526
		Series - 2006 T24 (Class AM)
75,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	80,649
		Series - 2004 T16 (Class A6)
20,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	22,769
		Series - 2007 PW17 (Class A4)
365,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	368,186
		Series - 2011 STRT (Class B)
200,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	202,177
		Series - 2011 STRT (Class C)
185,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	186,285
		Series - 2012 9W57 (Class A)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	345,422
		Series - 2007 C9 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 61,341		Countrywide Alternative Loan Trust	5.500%	08/25/16	$62,915
		Series - 2004 30CB (Class 1A15)
27,237		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	26,709
		Series - 2005 12 (Class 1A5)
13,504		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	13,578
		Series - 2005 J3 (Class 1A1)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	138,637
		Series - 2006 OMA (Class D)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	98,452
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	51,071
		Series - 2003 C3 (Class B)
55,364	i	GMAC Mortgage Corp Loan Trust	4.566	10/19/33	57,160
		Series - 2003 AR1 (Class A5)
310,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	322,704
		Series - 2006 GG7 (Class AM)
100,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	107,270
		Series - 2010 C1 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	119,354
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	75,085
		Series - 2010 C2 (Class B)
50,000	g,i	HVB Mortgage Capital Corp	2.292	09/10/22	48,325
		Series - 2003 FL1A (Class J)
277,840	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	269,516
		Series - 2007 FL1A (Class A1)
181,651	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.675	10/12/37	185,051
		Series - 2002 CIB5 (Class S1)
64,875	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.369	10/12/37	65,894
		Series - 2002 CIB5 (Class S2)
140,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	149,952
		Series - 2006 LDP8 (Class AM)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	100,455
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	164,292
		Series - 2006 LDP9 (Class A3)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	219,217
		Series - 2007 LD11 (Class A4)
20,545	i	JP Morgan Mortgage Trust	4.298	04/25/35	20,587
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	54,995
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	246,632
		Series - 2007 C1 (Class A4)
50,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	55,286
		Series - 2007 C2 (Class A3)
137,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	141,509
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	84,823
		Series - 2007 C6 (Class A4)
31,315		MASTER Asset Securitization Trust	5.000	05/25/35	31,574
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	43,397
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.428	02/12/39	84,132
		Series - 2006 1 (Class A4)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	143,360
		Series - 2006 4 (Class A3)
270,000	i	Morgan Stanley Capital I	5.447	02/12/44	302,002
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.364	03/15/44	93,212
		Series - 2007 IQ13 (Class A4)
22,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	20,102
		Series - 2011 C1 (Class D)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 252,000	g,i	Morgan Stanley Capital I	5.255%	09/15/47	$250,880
		Series - 2011 C1 (Class C)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	32,222
		Series - 2007 T25 (Class AM)
75,000	g,i	RBSCF Trust	4.674	04/15/24	71,835
		Series - 2010 MB1 (Class D)
201,471	i	Residential Accredit Loans, Inc	0.432	05/25/46	114,225
		Series - 2006 QO5 (Class 2A1)
12,511	i	Structured Adjustable Rate Mortgage Loan Trust	0.622	03/25/35	12,076
		Series - 2005 6XS (Class A3)
812	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	811
		Series - 2003 C6 (Class A3)
16,771		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	17,050
		Series - 2007 C30 (Class A3)
290,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	318,924
		Series - 2006 C26 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	91,411
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	552,356
		Series - 2006 C29 (Class AM)
50,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	55,399
		Series - 2007 C33 (Class A4)
38,601		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	38,696
		Series - 2005 2 (Class 1A1)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	54,176
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			6,937,512

		TOTAL STRUCTURED ASSETS (Cost $10,823,857)			10,376,438

		TOTAL BONDS			160,462,126

		(Cost $155,112,059)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	7,668
17,265	*	Federal National Mortgage Association	8.250	12/30/49	23,826

		TOTAL BANKS			31,494

		TOTAL PREFERRED STOCKS (Cost $569,550)			31,494

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.5%
TREASURY DEBT - 1.5%
1,000,000		United States Treasury Bill	0.081	06/28/12	999,831
1,400,000		United States Treasury Bill	0.090	08/02/12	1,399,549

		TOTAL TREASURY DEBT			2,399,380

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,399,373)			2,399,380

		TOTAL INVESTMENTS - 100.4% (Cost $158,080,982)			162,893,000
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(727,625)

		NET ASSETS - 100.0%			$162,165,375

Abbreviation(s):

REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Bond Fund

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $24,054,736 or 14.8% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.9%
BANKERS’ ACCEPTANCES - 1.3%
$ 200,000		JPMorgan Chase Bank NA	0.200%	04/11/12	$199,989
120,000		JPMorgan Chase Bank NA	0.200	04/16/12	119,990
329,000		JPMorgan Chase Bank NA	0.210	05/14/12	328,917
138,000		JPMorgan Chase Bank NA	0.250	06/08/12	137,935

		TOTAL BANKERS’ ACCEPTANCES			786,831

CERTIFICATE OF DEPOSIT - 1.1%
350,000		Bank of Nova Scotia	0.250	06/14/12	350,000
300,000		Toronto-Dominion Bank	0.165	05/04/12	300,000

		TOTAL CERTIFICATE OF DEPOSIT			650,000

COMMERCIAL PAPER - 43.9%
485,000		Australia & New Zealand Banking Group Ltd	0.120	04/10/12	484,986
500,000		Australia & New Zealand Banking Group Ltd	0.185	05/30/12	499,848
400,000		Bank of Nova Scotia	0.155	04/19/12	399,969
125,000		Bank of Nova Scotia	0.230	04/20/12	124,985
295,000		Bank of Nova Scotia	0.220	07/17/12	294,807
410,000		Bank of Nova Scotia	0.235	08/03/12	409,668
500,000	y	Coca-Cola Co	0.130	04/03/12	499,996
475,000	y	Coca-Cola Co	0.260	05/01/12	474,897
405,000	y	Coca-Cola Co	0.170	05/18/12	404,910
400,000	y	Coca-Cola Co	0.230	08/13/12	399,658
350,000	y	Commonwealth Bank of Australia	0.240	04/02/12	349,998
635,000	y	Commonwealth Bank of Australia	0.215	04/26/12	634,905
320,000	y	Commonwealth Bank of Australia	0.190	05/21/12	319,915
585,000	y	Fairway Finance LLC	0.150	04/09/12	584,981
370,000	y	Fairway Finance LLC	0.160	05/16/12	369,926
651,000	y	Fairway Finance LLC	0.160	05/22/12	650,852
500,000		General Electric Capital Corp	0.310	07/26/12	499,501
950,000		General Electric Capital Corp	0.230-0.310	07/30/12	949,098
219,000		General Electric Co	0.150	06/25/12	218,923
300,000		General Electric Co	0.150	06/27/12	299,891
500,000	y	Johnson & Johnson	0.050	04/03/12	499,999
355,000	y	Johnson & Johnson	0.100	05/14/12	354,957
250,000	y	Jupiter Securitization Co LLC	0.140	04/02/12	249,999
500,000	y	Jupiter Securitization Co LLC	0.155	04/25/12	499,948
250,000	y	Jupiter Securitization Co LLC	0.200	06/25/12	249,882
370,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	369,571
510,000		Merck & Co, Inc	0.100	04/27/12	509,963
500,000		National Australia Funding(Delaware)	0.120	04/02/12	499,998
250,000		National Australia Funding(Delaware)	0.310	05/01/12	249,936
300,000		National Australia Funding(Delaware)	0.250	06/04/12	299,867
340,000		National Australia Funding(Delaware)	0.350	09/17/12	339,441
350,000		National Australia Funding(Delaware)	0.345	09/18/12	349,430
295,000	y	Nestle Capital Corp	0.250	05/15/12	294,910
400,000	y	Nestle Capital Corp	0.130	06/19/12	399,886
300,000	y	Nestle Capital Corp	0.160	07/13/12	299,862
585,000		Novartis Finance Corp	0.140	05/09/12	584,914
498,000	y	Old Line Funding LLC	0.210	04/04/12	497,991
700,000	y	Old Line Funding LLC	0.160	04/16/12	699,953
250,000	y	Old Line Funding LLC	0.160	05/01/12	249,967
371,000	y	Old Line Funding LLC	0.210	05/04/12	370,929
300,000	y	Private Export Funding Corp	0.175	04/17/12	299,977
445,000	y	Private Export Funding Corp	0.165	04/30/12	444,941
375,000	y	Private Export Funding Corp	0.130	06/05/12	374,912
300,000	y	Private Export Funding Corp	0.160	06/26/12	299,885
500,000	y	Procter & Gamble Co	0.120	05/21/12	499,917

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 350,000	y	Procter & Gamble Co	0.130%	05/31/12	$349,924
300,000	y	Procter & Gamble Co	0.150	06/18/12	299,902
300,000		Province of Ontario Canada	0.115	04/10/12	299,991
407,000		Province of Ontario Canada	0.110	04/16/12	406,981
250,000		Province of Ontario Canada	0.110	04/24/12	249,982
400,000		Province of Ontario Canada	0.100	05/02/12	399,966
400,000		Province of Ontario Canada	0.140	05/22/12	399,921
500,000		Straight-A Funding LLC	0.180	04/03/12	499,920
670,000		Straight-A Funding LLC	0.180	05/01/12	669,900
400,000		Straight-A Funding LLC	0.180	05/07/12	399,928
400,000		Straight-A Funding LLC	0.180	05/22/12	399,898
400,000	y	Unilever Capital Corp	0.130	05/17/12	399,934
400,000	y	Unilever Capital Corp	0.150	06/07/12	399,888
300,000	y	Unilever Capital Corp	0.225	08/31/12	299,715
400,000		US Bank NA	0.180	04/18/12	399,966
240,000		US Bank NA	0.250	08/10/12	239,782
500,000	y	Variable Funding Capital Co LLC	0.170	04/23/12	499,948
560,000	y	Variable Funding Capital Co LLC	0.130	05/10/12	559,921

		TOTAL COMMERCIAL PAPER			25,838,216

GOVERNMENT AGENCY DEBT - 18.6%
450,000		Federal Home Loan Bank (FHLB)	0.100	04/11/12	449,987
134,000		FHLB	0.075	04/12/12	133,997
300,000		FHLB	0.090	04/18/12	299,987
665,000		FHLB	0.055-0.100	04/20/12	664,973
500,000		FHLB	0.095	04/27/12	499,966
333,000		FHLB	0.150	05/04/12	332,954
500,000		FHLB	0.080	05/09/12	499,958
470,000		FHLB	0.115	05/11/12	469,940
158,000		FHLB	0.120	05/15/12	157,977
1,000,000		FHLB	0.120	05/16/12	999,850
175,000		FHLB	0.130	05/21/12	174,968
250,000		FHLB	0.150	06/01/12	249,936
378,000		FHLB	0.120	06/08/12	377,914
445,000		FHLB	0.110	06/13/12	444,901
257,000		FHLB	0.145	09/24/12	256,818
600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.070	04/09/12	599,991
400,000		FHLMC	0.100	04/23/12	399,975
270,000		FHLMC	0.100	04/24/12	269,983
134,000		FHLMC	0.120	05/07/12	133,984
107,000		FHLMC	0.180	05/18/12	106,975
300,000		FHLMC	0.090-0.150	06/05/12	299,930
250,000		FHLMC	0.110	06/11/12	249,946
400,000		FHLMC	0.100	06/18/12	399,913
232,000		FHLMC	0.140	06/29/12	231,920
300,000		FHLMC	0.165	08/14/12	299,814
49,000		Federal National Mortgage Association (FNMA)	0.120	04/16/12	48,998
300,000		FNMA	0.080	04/17/12	299,989
59,000		FNMA	0.150	04/18/12	58,996
624,000		FNMA	0.075-0.160	05/30/12	623,898
800,000		FNMA	0.120	06/06/12	799,824
78,000		FNMA	0.135	08/01/12	77,964

		TOTAL GOVERNMENT AGENCY DEBT			10,916,226

TREASURY DEBT - 23.1%
1,000,000		United States Treasury Bill	0.045	04/05/12	999,995
2,138,000		United States Treasury Bill	0.080	04/19/12	2,137,914
2,000,000		United States Treasury Bill	0.051	05/03/12	1,999,909
500,000		United States Treasury Bill	0.100	05/17/12	499,936
370,000		United States Treasury Bill	0.083	05/24/12	369,955
500,000		United States Treasury Bill	0.042	06/21/12	499,953
566,000		United States Treasury Bill	0.054-0.078	06/28/12	565,910
55,000		United States Treasury Bill	0.112	08/16/12	54,977
300,000		United States Treasury Bill	0.136	08/23/12	299,837
600,000		United States Treasury Note	1.000	04/30/12	600,432

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,030,000		United States Treasury Note	1.375%	05/15/12	$1,031,600
887,000		United States Treasury Note	0.750	05/31/12	887,874
134,000		United States Treasury Note	1.875	06/15/12	134,478
500,000		United States Treasury Note	0.625	06/30/12	500,648
260,000		United States Treasury Note	1.500	07/15/12	261,066
238,000		United States Treasury Note	0.625	07/31/12	238,388
835,000		United States Treasury Note	1.750	08/15/12	839,996
200,000		United States Treasury Note	0.375	08/31/12	200,188
85,000		United States Treasury Note	0.375	09/30/12	85,095
971,000		United States Treasury Note	0.375	10/31/12	972,255
408,000		United States Treasury Note	0.500	11/30/12	408,945

		TOTAL TREASURY DEBT			13,589,351

VARIABLE RATE SECURITIES - 10.9%
250,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	249,958
300,000	i	FFCB	0.266	03/15/13	299,914
200,000	i	FFCB	0.321	03/28/13	200,000
350,000	i	FFCB	0.252	06/12/13	350,044
250,000	i	FFCB	0.612	08/19/13	249,826
200,000	i	FFCB	0.286	08/26/13	199,860
310,000	i	FFCB	0.330	08/26/13	309,956
250,000	i	FFCB	0.250	09/23/13	249,925
300,000	i	FFCB	0.350	09/23/13	299,982
250,000	i	FFCB	0.270	10/15/13	249,650
500,000	i	Federal Home Loan Bank (FHLB)	0.185	07/02/12	500,000
250,000	i	FHLB	0.306	03/06/13	250,023
500,000	i	FHLB	0.320	08/16/13	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.193	02/04/13	499,830
830,000	i	FHLMC	0.193	05/06/13	829,541
300,000	i	Federal National Mortgage Association (FNMA)	0.246	03/14/13	299,918
400,000	i	Canadian Imperial Bank of Commerce	0.420	05/02/12	400,000
500,000	i	Royal Bank of Canada	0.340	07/11/12	500,000

		TOTAL VARIABLE RATE SECURITIES			6,438,427

		TOTAL SHORT-TERM INVESTMENTS (Cost $58,219,051)			58,219,051

		TOTAL PORTFOLIO - 98.9% (Cost $58,219,051)			58,219,051
		OTHER ASSETS & LIABILITIES, NET - 1.1%			676,230

		NET ASSETS - 100.0%			$58,895,281

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At 3/31/12, the aggregate value of these securities was $14,456,756 or 24.5% of net assets.

TIAA-CREF Life Funds - Notes to Schedule of Investments (unaudited)

Note 1— organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually a “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF Life Funds - Notes to Schedule of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2012, there were no transfers between levels by the Funds.

As of March 31, 2012, 100% of the value of investments in the Social Choice Equity Fund was valued based on Level 1 inputs.

As of March 31, 2012, the Stock Index Fund and the Small-Cap Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

As of March 31, 2012, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF Life Funds - Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2012:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary	$10,259,721	$318,642	$—	$10,578,363
Consumer staples	2,266,702	—	—	2,266,702
Energy	1,950,715	119,323	—	2,070,038
Financials	1,982,815	—	—	1,982,815
Health care	5,137,397	414,496	—	5,551,893
Industrials	5,644,577	—	—	5,644,577
Information technology*	17,198,614	656,589	—	17,855,203
Materials	1,832,497	—	—	1,832,497
Short-term investments	673,157	—	—	673,157
Total	$46,946,195	$1,509,050	$—	$48,455,245
Growth & Income
Consumer discretionary	$11,139,276	$—	$—	$11,139,276
Consumer staples	10,970,909	213,275	—	11,184,184
Energy*	9,050,596	—	—	9,050,596
Financials	12,001,715	—	—	12,001,715
Health care*	10,808,295	972,129	—	11,780,424
Industrials	8,901,921	—	—	8,901,921
Information technology	18,702,936	483,877	—	19,186,813
Materials	2,511,326	—	—	2,511,326
Telecommunication services	1,031,953	—	—	1,031,953
Utilities	1,808,563	—	—	1,808,563
Short-term investments	234,582	—	—	234,582
Total	$87,162,072	$1,669,281	$—	$88,831,353
International Equity
France	$—	$2,257,025	$—	$2,257,025
Germany	—	18,125,965	—	18,125,965
Hong Kong	—	4,519,872	—	4,519,872
India	—	3,638,047	—	3,638,047
Japan	—	13,767,596	—	13,767,596
Sweden	—	4,905,103	—	4,905,103
Switzerland	—	14,386,423	—	14,386,423
United Kingdom	—	30,751,056	—	30,751,056
Other	—	1,830,570	—	1,830,570
Short-term investments	11,153,692	—	—	11,153,692
Total	$11,153,692	$94,181,657	$—	$105,335,349
Large-Cap Value
Consumer discretionary	$6,207,592	$342,809	$—	$6,550,401
Consumer staples*	5,100,551	238,169	—	5,338,720
Energy	7,121,200	221,965	—	7,343,165
Financials	15,554,549	437,045	—	15,991,594
Health care*	8,903,822	185,751	—	9,089,573
Industrials	6,247,666	398,719	—	6,646,385
Information technology	8,260,469	97,049	—	8,357,518
Materials	1,683,744	40,579	—	1,724,323
Telecommunication services	3,099,179	—	—	3,099,179
Utilities	3,467,996	—	—	3,467,996
Short-term investments	1,634,015	—	—	1,634,015
Total	$67,280,783	$1,962,086	$—	$69,242,869

TIAA-CREF Life Funds - Notes to Schedule of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Diversified capital markets	$494,100	$—	$—	$494,100
Diversified REITs	1,347,200	—	—	1,347,200
Industrial REITs	5,855,790	175,271	—	6,031,061
Mortgage REITs	395,500	—	—	395,500
Office REITs	10,652,743	—	—	10,652,743
Real estate operating companies	1,868,130	—	—	1,868,130
Real estate services	399,200	—	—	399,200
Residential REITs	15,762,140	—	—	15,762,140
Retail REITs	21,487,945	733,449	—	22,221,394
Specialized REITs	27,677,375	—	—	27,677,375
Written options**	(2,400)	—	—	(2,400)
Total	$85,937,723	$908,720	$—	$86,846,443
Bond
Corporate bonds	$—	$55,202,914	$—	$55,202,914
Government bonds	—	94,882,774	—	94,882,774
Structured assets	—	10,376,438	—	10,376,438
Preferred stocks	31,494	—	—	31,494
Short-term investments	—	2,399,380	—	2,399,380
Total	$31,494	$162,861,506	$—	$162,893,000

*	Includes American Depositary Receipts in Level 1.

**	Derivative instruments are not reflected in the Schedule of Investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

TIAA-CREF Life Funds - Notes to Schedule of Investments (unaudited)

Options: The Real Estate Securities Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Written options outstanding as of March 31, 2012:

	Contracts	Value
Boston Properties, Inc, Call, 4/21/12@$110.00	160	$(2,400)

Note 4—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$40,132,076	$8,575,054	$(251,885)	$8,323,169
Growth & Income	74,387,566	15,772,673	(1,328,886)	14,443,787
International Equity	105,523,954	6,580,815	(6,769,420)	(188,605)
Large-Cap Value	64,997,560	7,881,065	(3,635,756)	4,245,309
Small-Cap Equity	58,720,812	9,289,268	(1,661,446)	7,627,822
Stock Index	169,714,948	62,651,246	(28,350,020)	34,301,226
Social Choice Equity	35,097,807	10,331,586	(4,043,994)	6,287,592
Real Estate Securities	75,206,727	13,889,303	(2,247,187)	11,642,116
Bond	158,080,982	6,694,673	(1,882,655)	4,812,018

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Principal Executive Officer
(principal executive officer)

Date: May 17, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer